Exhibit 99.3
Exception Grades
Run Date - 9/13/2021 9:06:50 AM

AMC Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
215405196			21822833			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	Loan closed on [redacted] and policy effective date is [redacted].
Reviewer Comment (2021-09-01): Per CD, disbursement date is [redacted].

Reviewer Comment (2021-08-25): Per guidelines: funds are dispersed at the close of sale.  Purchases disburse, same day, not next day.  Hence closing was [redacted], HOI needs to be effective [redacted].

Buyer Comment (2021-08-24): Guidelines for purchase loans require the HOI to be effective no later than disbursement date. Please see attached. Please review to clear this condition.

Reviewer Comment (2021-08-13): This is a purchase transaction.  Insurance needs to be effective on Note date.

Buyer Comment (2021-08-12): Wet funding states allow for up to [redacted] days from closing for funds to disburse. This meets guidelines. Please clear this condition.

Reviewer Comment (2021-07-28): Note date is [redacted].  [redacted] is not a dry closing state.

Buyer Comment (2021-07-28): Guidelines requre the HOI to be effective no later than the disbursement date. Please note the disbursement date is [redacted]. Please review to clear this condition.

																	09/01/2021			1	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405201			21827356			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Appraisal indicates HOA is [redacted] monthly. Approval and CD are using [redacted]. Corrected PCCD was not provided with correct value of property costs.
Reviewer Comment (2021-08-20): PCCD with accurate HOA amount was provided to satisfy exception

Buyer Comment (2021-08-18): Can we please re-review. The initial exception said the appraisal shows [redacted] a month for HOA does, not [redacted]. The CD from [redacted] shows [redacted] for non-escrowed property costs. This comes out to [redacted] a month. The comment on [redacted] is now saying the fee should be the amount originally disclosed of [redacted]. Can you please advise where the [redacted] is coming from as well?

Reviewer Comment (2021-08-08): CD supplied [redacted] shows fee of [redacted].  Fee should be [redacted].

Buyer Comment (2021-08-06): Please see the trailing document uploaded on [redacted]. PCCD issued to the borrower fixing Non-Escrowed Property Cost over Year 1.

																	08/20/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405204			21831592			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	A valid change of circumstance was not provided for Underwriting fee exceeding tolerance. A cure for [redacted] should be provided on PCCD.				Reviewer Comment (2021-08-16): [redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery, Copy of Refund Check.		08/16/2021		2	B		RI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405206			21830472			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The appraisal was provided online on [redacted] which is not within three business days prior to consummation. An Appraisal Waiver was not provided.				Reviewer Comment (2021-07-29): Revised document provided to clear exceptions. Buyer Comment (2021-07-28): Please see attached showing when the appraisal was disclosed to the borrower. Please review to clear this condition. This was within required time.	07/29/2021			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405206			22046001			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Statement provided on [redacted] from client states that borrower received appraisal on [redacted] however, appraisal was not completed until [redacted]
Reviewer Comment (2021-08-27): Appraisal has been provided to satisfy the exception.

Buyer Comment (2021-08-24): There were 2 appraisals. Please see attached dated [redacted]. The other was dated [redacted] and disclosed on [redacted]. Please review to clear this condition.

Reviewer Comment (2021-08-16): The effective of appraisal was [redacted].  It is impossible for borrower to have received completed appraisal prior to [redacted].  Exception not cleared.

Buyer Comment (2021-08-12): Please see attached appraisal cover letters for both appraisals completed. Please review to clear this condition.

																	08/27/2021			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405207			21845181			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Borrower was qualified with higher qualifying income for [redacted] self-employment income than calculated based on documents in file. Final 1003 has self-employment monthly income of [redacted]. Actual income was calculated at [redacted]. Based on 2020 tax returns, Schedule C business loss [redacted] + W-2 income [redacted] - Non Re-occurring Income [redacted] - Meals/Entertainment [redacted] = [redacted] / [redacted] = [redacted]. This miscalculation increases ratios from [redacted] to [redacted] which exceeds client's DTI guideline of 45%.
Reviewer Comment (2021-09-01): Income was revised to reoccurring other income.  Loan meets DTI exceptions.

Reviewer Comment (2021-08-31): From Fannie Mae's 1084:
Schedule C - Profit or Loss from Business: Sole Proprietorship
Line 3a - Net Profit or Loss: Record the net profit or (loss) reported on Schedule C.
Line 3b - Nonrecurring Other (Income) Loss/ Expense: Other income reported on Schedule C represents income that is not directly related to business receipts. Deduct other income unless the income is determined to be recurring. If the income is determined to be recurring, no adjustment is required. Other loss may be added back when it is determined that the loss will not continue.

Buyer Comment (2021-08-25): [redacted]: Fannie Mae's guideline references other non-recurring income, and nothing in the file indicates this "other" income is not recurring. Review of the [redacted] tax return shows other income of [redacted], which is proof that the "other" income has recurred and no evidence to the contrary is found.

Reviewer Comment (2021-08-05): Per Fannie Mae's cash flow analysis other non-reoccurring income should be subtracted for client's cash flow.  This is causing DTI to increase above client's guidelines. Item can be discussed on next calibration call.

Buyer Comment (2021-08-04): The selling guide is silent on documenting, or utilizing "other income" claimed as qualifying income for self employed clients. Lender guidelines allow for the utilization of other income as qualifying income without additional supporting documentation. The provided income calculation is accurate and meets all guidelines.

Reviewer Comment (2021-07-29): Positive non-reoccurring income should be subtracted for business income as it is not occurring again.  Calculation is accurate on Fannie Mae guidance of self-employment income from 1084.

Buyer Comment (2021-07-28): Exception calculation reflects the subtraction of Non Re-occurring Loss in the amount [redacted], however, review of [redacted] return shows that [redacted] is a positive value listed on line 6 of the Schedule C which is defined by the line description and IRS Instructions as "other income" and/or business income not reported elsewhere in Part
I. As the figure is positive income and re-occurring based on review of [redacted] Schedule C, it should not be subtracted from the client's qualifying income. Additionally, the qualifying income of [redacted]/month is the result of a 2 year average of the annual income with the calculations as follows:
[redacted](W2) - [redacted] (Sch C Loss) - [redacted] (Meals/Entertainment) = [redacted]
[redacted] (W2) + [redacted] (Sch C Income) - [redacted] (Meals/Entertainment) = [redacted]
[redacted] ([redacted]) + [redacted] ([redacted]) / 24 = [redacted]/month
Please review to clear exception.

																	09/01/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405207			21845224			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Borrower was qualified with higher qualifying income for [redacted] self-employment income than calculated based on documents in file. Final 1003 has self-employment monthly income of [redacted]. Actual income was calculated at [redacted]. This miscalculation increases ratios from [redacted] to [redacted] which exceeds client's DTI guideline of 45%.
Reviewer Comment (2021-09-01): Income was revised to reoccurring other income.  Loan meets DTI exceptions.

Reviewer Comment (2021-08-05): Per Fannie Mae's cash flow analysis other non-reoccurring income should be subtracted for client's cash flow.  This is causing DTI to increase above client's guidelines. Item can be discussed on next calibration call.

Buyer Comment (2021-08-04): The selling guide is silent on documenting, or utilizing "other income" claimed as qualifying income for self employed clients. Lender guidelines allow for the utilization of other income as qualifying income without additional supporting documentation. The provided income calculation is accurate and meets all guidelines.

Reviewer Comment (2021-07-29): Positive non-reoccurring income should be subtracted for business income as it is not occurring again.  Calculation is accurate on Fannie Mae guidance of self-employment income from 1084.

Buyer Comment (2021-07-28): [redacted]: Income calculation provided in response to Exception 1 showing DTI is accurate as presented. Please review to
clear exception.

																	09/01/2021			1	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405207			21845225			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [redacted] and based on 1026.43(e) of [redacted] significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Borrower was qualified with higher qualifying income for [redacted] self-employment income than calculated based on documents in file. Final 1003 has self-employment monthly income of [redacted]. Actual income was calculated at [redacted]. This miscalculation increases ratios from [redacted] to [redacted] which exceeds client's DTI guideline of 45%.
Reviewer Comment (2021-09-01): Income was revised to reoccurring other income.  Loan meets DTI exceptions.

Reviewer Comment (2021-08-31): Schedule C - Profit or Loss from Business: Sole ProprietorshipLine 3a - Net Profit or Loss: Record the net profit or (loss) reported on Schedule C.Line 3b - Nonrecurring Other (Income) Loss/ Expense: Other income reported on Schedule C represents income that is not directly related to business receipts. Deduct other income unless the income is determined to be recurring. If the income is determined to be recurring, no adjustment is required. Other loss may be added back when it is determined that the loss will not continue.

Buyer Comment (2021-08-25): [redacted]: Fannie Mae's guideline references other non-recurring income, and nothing in the file indicates this "other" income is not recurring. Review of the [redacted] tax return shows other income of [redacted], which is proof that the "other" income has recurred and no evidence to the contrary is found.

Reviewer Comment (2021-08-05): Per Fannie Mae's cash flow analysis other non-reoccurring income should be subtracted for client's cash flow.  This is causing DTI to increase above client's guidelines. Item can be discussed on next calibration call.

Buyer Comment (2021-08-04): The selling guide is silent on documenting, or utilizing "other income" claimed as qualifying income for self employed clients. Lender guidelines allow for the utilization of other income as qualifying income without additional supporting documentation. The provided income calculation is accurate and meets all guidelines.

Reviewer Comment (2021-07-29): Positive non-reoccurring income should be subtracted for business income as it is not occurring again.  Calculation is accurate on Fannie Mae guidance of self-employment income from 1084.

Buyer Comment (2021-07-28): [redacted]: Income calculation provided in response to Exception 1 showing DTI is accurate as presented. Please review to
clear exception.

																	09/01/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405207			21845226			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Borrower was qualified with higher qualifying income for [redacted] self-employment income than calculated based on documents in file. Final 1003 has self-employment monthly income of [redacted]. Actual income was calculated at [redacted]. This miscalculation increases ratios from [redacted] to [redacted] which exceeds client's DTI guideline of 45%.
Reviewer Comment (2021-09-01): Income was revised to reoccurring other income.  Loan meets DTI exceptions.

Reviewer Comment (2021-08-31): Schedule C - Profit or Loss from Business: Sole ProprietorshipLine 3a - Net Profit or Loss: Record the net profit or (loss) reported on Schedule C.Line 3b - Nonrecurring Other (Income) Loss/ Expense: Other income reported on Schedule C represents income that is not directly related to business receipts. Deduct other income unless the income is determined to be recurring. If the income is determined to be recurring, no adjustment is required. Other loss may be added back when it is determined that the loss will not continue.

Buyer Comment (2021-08-25): [redacted]: Fannie Mae's guideline references other non-recurring income, and nothing in the file indicates this "other" income is not recurring. Review of the [redacted] tax return shows other income of [redacted], which is proof that the "other" income has recurred and no evidence to the contrary is found.

Reviewer Comment (2021-08-05): Per Fannie Mae's cash flow analysis other non-reoccurring income should be subtracted for client's cash flow.  This is causing DTI to increase above client's guidelines. Item can be discussed on next calibration call.

Buyer Comment (2021-08-04): The selling guide is silent on documenting, or utilizing "other income" claimed as qualifying income for self employed clients. Lender guidelines allow for the utilization of other income as qualifying income without additional supporting documentation. The provided income calculation is accurate and meets all guidelines.

Reviewer Comment (2021-07-29): Positive non-reoccurring income should be subtracted for business income as it is not occurring again.  Calculation is accurate on Fannie Mae guidance of self-employment income from 1084.

Buyer Comment (2021-07-28): [redacted]: Income calculation provided in response to Exception 1 showing DTI is accurate as presented. Please review to
clear exception.

																	09/01/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405208			21833096			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The Title Commitment indicates that the prior lender is Quicken Loans, LLC and form H-8 was used.				Buyer Comment (2021-08-09): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			08/09/2021	2	B		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405208			21842191			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-07-19): Sufficient Cure Provided At Closing		07/19/2021		1	A		CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405209			21844650			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___ ___ ___ ___	Missing Mortgage Statements for the properties at [redacted], [redacted], [redacted], [redacted] to confirm is escrows are including in payment and missing the HOI for [redacted].				Reviewer Comment (2021-07-29): Mortgage statements and HOI were provided to clear exception Buyer Comment (2021-07-28): Please see attached. Please review to clear this condition.	07/29/2021			1	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405211			21832766			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Third party verification was not found in the file.				Reviewer Comment (2021-07-29): TPV was provided to clear exception Buyer Comment (2021-07-29): Please see attached.	07/29/2021			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405211			21832783			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Third party verification missing and caused this exception to fire.				Reviewer Comment (2021-07-29): TPV was provided to clear exception Buyer Comment (2021-07-29): Please see attached.	07/29/2021			1	A		TX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405211			21832975			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third party verification not found in the file.				Reviewer Comment (2021-07-29): TPV provided to satisfy exception Buyer Comment (2021-07-29): Please see attached	07/29/2021			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405212			21843741			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Evidence of property taxes and homeowners insurance of [redacted] were not provided for review for the borrower's primary residence at [redacted].				Reviewer Comment (2021-08-19): Previous comments state the exceptions has been satisfied. Cleared Exception. Buyer Comment (2021-08-12): Comment states the tax doc was received to satisfy this exception. Please ensure this is cleared and loan approved for funding Reviewer Comment (2021-07-29): Tax document explanation was provided to satisfy exception. Buyer Comment (2021-07-29): Please see attached	08/19/2021			1	A		CA	Second Home	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405212			21844924			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The List of Homeownership Counseling organizations was provided on [redacted] more than 3 business days from the application date [redacted].				Reviewer Comment (2021-07-29): The application was taken on [redacted] and there should be documentation that the Homeownership Counseling Organization was relieved to the borrower within 3 business days of application even if the borrower did not review the documents until [redacted]. Buyer Comment (2021-07-29): Please see attached	07/29/2021			1	A		CA	Second Home	Refinance - Cash-out - Other		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405213			21834799			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Documentation required to evidence source of deposit into US Bank [redacted] for [redacted] on [redacted] was not provided.				Reviewer Comment (2021-07-29): Deposits were documented with US Bank statements Buyer Comment (2021-07-29): Please see attached.	07/29/2021			1	A		CT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405216			21836030			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Third Party Verification not found in file to validate status and duration of self employment income.				Reviewer Comment (2021-07-29): TPV was provided to satisy exception	07/29/2021			1	A		MN	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405216			21836031			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Third Party Verification not found in file to validate status and duration of self employment income.				Reviewer Comment (2021-07-29): TPV was provided to satisy exception	07/29/2021			1	A		MN	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405216			21836033			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Flood Insurance in escrow section was marked as other. Per TRID guideline all insurance policies must be entered under homeowner's insurance.
Buyer Comment (2021-08-24): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-08-19): Item was discussed in [redacted] calibration call.  This is a violation of TRID and will not be cleared.

Buyer Comment (2021-08-12): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition

Reviewer Comment (2021-07-20): Insurance disclosed as Other.  EV2 per OC for formatting issue

																			08/24/2021	2	B		MN	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405224			21847450			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Hazard Insurance expired prior to closing with no evidence of new policy.				Reviewer Comment (2021-08-02): Sufficient documentation was not provided to clear this exception.	08/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405224			21888492			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___ ___	The VVOE within 10 days of the Note date was not in file for either borrower.				Reviewer Comment (2021-08-02): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared.	08/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405234			21886594			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-08-10): Final title was provided to satisfy exception	08/10/2021			1	A		OH	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405236			21893623			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A Verbal VOE for the co-borrower's employment with [redacted] dated within 10 business days of the Note was not provided. The Verbal VOE in the file was performed on [redacted].				Reviewer Comment (2021-08-02): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared. Buyer Comment (2021-07-29): Please see attached.	08/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405242			21909976			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment for the co-borrower's employment with [redacted] is dated [redacted] which is not within 10 business date of the closing date on [redacted]. It was noted there was an email correspondence dated [redacted] with the employer, however, it does not confirm the co-borrower was still employed.				Reviewer Comment (2021-08-02): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared. Buyer Comment (2021-07-29): Please see attached.	08/02/2021			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405243			21900779			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed 10%. On this loan, the recording fee increased by less than 10% on [redacted] from [redacted] to [redacted] and 10% fess will not re-baseline to increased fee. The final increase of fee to [redacted] requires [redacted] cure based on initial baseline of [redacted].
Reviewer Comment (2021-09-07): Received required documentation. Cleared.

Buyer Comment (2021-09-02): Please see attached redisclosure package curing the issue. Please review to clear this condition.

Reviewer Comment (2021-08-10): Per [redacted] compliance, you cannot increase a [redacted] fee by less than [redacted] even if change is valid then increase fee by another [redacted] at closing. Exception is still valid. Cure is required based on original disclosed fee.

Buyer Comment (2021-08-09): Please see attached CIC for the increase to the recording fee. There was a need for a quit claim deed due to the home being held in a trust and needing to be removed. Please review to clear this condition as we do not close in the name of a trust.

																	09/07/2021			1	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405243			22802645			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2021-09-07): Sufficient Cure Provided within [redacted] Days of Closing		09/07/2021		1	A		FL	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405244			21897155			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.	.				Reviewer Comment (2021-07-20): Sufficient Cure Provided At Closing		07/20/2021		1	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405245			21895542			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Commitment reflects a coverage amount of [redacted] versus [redacted].				Reviewer Comment (2021-07-30): Policy supplied [redacted] - [redacted] Buyer Comment (2021-07-29): Please see attached.	07/30/2021			1	A		ND	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405245			21910628			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	There is no evidence the AVM was provided to the borrower. The Appraisal Notice was dated [redacted] and the AVM was not dated until [redacted].				Reviewer Comment (2021-08-24): Appraisal is dated [redacted]. Appraisal and Notice of Appraisal was sent to borrower on [redacted]. Buyer Comment (2021-08-12): see cover letter attached dated [redacted] Reviewer Comment (2021-07-30): Appraisal notice supplied [redacted], has date of [redacted]. AVM is dated [redacted]. Notice cannot be sent prior to AVM being completed. Buyer Comment (2021-07-29): Please see attached.	08/24/2021			1	A		ND	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405245			21910794			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-07-30): supplied [redacted] - acceptable. Buyer Comment (2021-07-29): Please see attached.	07/30/2021			1	A		ND	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405247			21913637			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The Amount of Estimated Property Costs over Year 1 on page 4 should reflect [redacted] the amount of Estimated property costs over year 1 for non escrowed accounts. This was based on monthly homeowner's insurance in the amount of [redacted] and taxes in the amount of [redacted].				Reviewer Comment (2021-08-19): PCCD was provided to satisfy exception. Exception cleared.	08/19/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405249			22054917			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Date of transaction is [redacted],recent change in federal holiday for [redacted] was not factored in the rescission period. Loan should have disbursed on [redacted] instead of [redacted]				Reviewer Comment (2021-08-27): Supplied Buyer Comment (2021-08-27): [redacted]: There is no change in disbursement date, the loan disbursed as schedule and ROR was opened afterward. We cannot update on a PCCD to a disbursement date that isn't in fact the true date of disbursement Reviewer Comment (2021-08-27): Notice to Right to Cancel was provided Revised CD was not provided to confirm disbursement and any changes to prepaid interest due to change in disbursement date.		08/27/2021		2	B		PA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405249			22054918			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Date of trasaction is [redacted],recent change in federal holiday for [redacted] was not factored in the resission period. Loan should have disbursed on [redacted] instead of [redacted]				Reviewer Comment (2021-08-27): Revised RTC with correct date due to new holiday was provided to satisfy exception.	08/27/2021			1	A		PA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405251			21910121			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-07-21): Sufficient Cure Provided At Closing		07/21/2021		1	A		WA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405251			21911037			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment reflects original lender was [redacted]. which is the same as the new lender.				Buyer Comment (2021-08-09): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			08/09/2021	2	B		WA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405252			21998938			Compliance	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete Note	Missing Document: Note - Subject Lien not provided		A copy of the Note for the subject lien was not provided.				Reviewer Comment (2021-08-02): Note was provided to clear exception Buyer Comment (2021-08-01): Please see attached.	08/02/2021			1	A		MD	Primary	Purchase		D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405252			21999316			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation that the borrower was provided a copy of the appraisal report at least three business days prior to consummation was not provided. Additionally, a waiver for the appraisal report was not provided.				Buyer Comment (2021-09-09): We agree to this EV2.			09/09/2021	2	B		MD	Primary	Purchase		D	B	A	A	D	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405253			21916692			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.						Reviewer Comment (2021-07-30): Current HOI was provided to clear exception Buyer Comment (2021-07-29): Please see attached.	07/30/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405253			21918754			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.						Reviewer Comment (2021-07-30): Current HOI was provided to sufficient coverage. Buyer Comment (2021-07-29): Please see attached.	07/30/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405253			21920561			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Paystub in file for [redacted] is not legible.				Reviewer Comment (2021-07-30): Legible paystub was provided to satisfy exception. Buyer Comment (2021-07-29): Please see attached.	07/30/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405256			21909288			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed 10%. On this loan, the recording fee increased by less than 10% on [redacted] from [redacted] to [redacted] and 10% fess will not re-baseline to increased fee. The final increase of fee to [redacted] requires [redacted] cure based on initial baseline of [redacted].
Reviewer Comment (2021-09-02): final CD, PPP proof and letter to borrower with shipping

Buyer Comment (2021-09-01): Sorry. Please see the PCCD uploaded today.

Reviewer Comment (2021-08-31): Only pages 1 and 2 of PCCD was provided.  Please provide complete document

Buyer Comment (2021-08-30): Please see the two upload package's from [redacted]

Reviewer Comment (2021-08-25): [redacted] Received LOE; however, PCCD and Payment history still missing. Provide PCCD and Payment History.

Buyer Comment (2021-08-25): PCCD and refund uploaded on [redacted].

Buyer Comment (2021-08-25): Please see PCCD Issued to the borrower. Principal curtailment applied to the loan.

																		09/02/2021		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405259			21944504			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Verbal Verification of Employment does not reflect the employer's telephone number was verified through an independent third party.				Reviewer Comment (2021-08-17): [redacted] provided a valid third party source to verify employer phone number. Buyer Comment (2021-08-12): Please see attached [redacted] verification of the phone number. Please review to clear this condition. Reviewer Comment (2021-08-02): Phone number on paystub does not satisfies requirement that phone number must be independently sourced. The paystub is not a third party document or source. Buyer Comment (2021-08-01): Please see attached.	08/17/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405260			21950373			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-07-23): Sufficient Cure Provided At Closing		07/23/2021		1	A		CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405262			21939464			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attachment to the Security Instrument was not found.				Reviewer Comment (2021-08-24): Exhibit A supplied [redacted]. Reviewer Comment (2021-08-12): Legal provided was page 3 of title commitment and was not the legal rider attached to security instrument. Exception is still valid. Buyer Comment (2021-08-12): Please see attached legal description. Please review to clear this condition. Reviewer Comment (2021-08-02): Legal description supplied is not in recordable format. Format supplied hast title file #, and is signed by the Sun and Surf Title company. Buyer Comment (2021-08-01): Please see attached.	08/24/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405262			21940668			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The initial Loan Estimate was provided electronically on [redacted] which is prior to e-sign consent date of [redacted].
Reviewer Comment (2021-08-24): Supplied [redacted] as Esigend.  Page 673 acceptable.

Buyer Comment (2021-08-24): The LE was electronically delvered to the borrowr [redacted]. The borrower gave E-consent [redacted]. On [redacted] the LE is considered to have been delivered. The LE is considered waiting in the "inbox" similar to a mail box. Giving e-consent is opening the mail box and acknowledging the document. Please review to clear this condition as the acknowledged date is [redacted].

Reviewer Comment (2021-08-20): The borrower electronically signed the LE on [redacted] prior to consent to e-disclosures on [redacted].  Please provide earlier evidence of e-consent.

Buyer Comment (2021-08-12): Please see previous response. Please review to clear this condition.

Buyer Comment (2021-08-01): As soon as the borrower gives e-consent. Any previously provided disclosures which are available for the borrower to view are considered delivered. This meets guidelines. Please review to clear this condition.

Buyer Comment (2021-08-01): Please see attached.

																	08/24/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405262			21941674			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Commitment in the file reflects the coverage amount as [redacted] versus the note amount of [redacted].				Reviewer Comment (2021-08-02): FTP supplied - [redacted] Buyer Comment (2021-08-01): Please see attached.	08/02/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405264			21947578			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	The application date for the subject loan was [redacted] per the Evidentiary Document in the file. The preliminary Loan Estimate was sent electronically on [redacted] and the borrower did not consent to receive documents electronically until [redacted].				Reviewer Comment (2021-08-03): Evidentiary doc confirms borrower did not consent until [redacted] but document was available to borrower on [redacted] Buyer Comment (2021-08-01): As soon as the borrower gives e-consent, any previously disclosed documents are considered to be received as they are within the same portal as e-consent is given. This meets guidelines. Please review to clear this condition.	08/03/2021			1	A		AZ	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405265			21943267			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	There was no third party verification found in the file.				Reviewer Comment (2021-08-02): CPA letter provided as TPV doc. Exception cleared. Buyer Comment (2021-08-01): Please see attached confirming 3rd party verification.	08/02/2021			1	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405265			21943273			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to missing income docs				Reviewer Comment (2021-08-02): CPA letter provided as TPV doc. Exception cleared. Buyer Comment (2021-08-01): Please see attached confirming 3rd party verification.	08/02/2021			1	A		MI	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405265			21943281			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [redacted]. Provide a post-disaster inspection verifying there was no damage from Severe storms, flooding and tornadoes. The inspection must include exterior photos and the property must be re-inspected on or after [redacted].				Reviewer Comment (2021-08-17): [redacted] provided Post Disaster Inspection dated [redacted]. Property was not damaged. Buyer Comment (2021-08-12): See attached	08/17/2021			1	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405265			21943296			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-					Reviewer Comment (2021-08-02): CPA letter provided as TPV doc. Exception cleared. Buyer Comment (2021-08-01): Please see attached confirming 3rd party verification.	08/02/2021			1	A		MI	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405266			21943786			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The initial Loan estimate with Date Issued of [redacted]. A [redacted] Transfer Tax was added with the subsequent Loan Estimate dated [redacted]. It was noted the transfer tax may have been lumped in with the recording fee on the [redacted] Loan Estimate by error. An acceptable change of circumstance does not exist and a tolerance cure is required in the amount of [redacted].
Reviewer Comment (2021-09-02): [redacted] received LOE stating separation of "Recording Fee and Other Taxes and Transfer Taxes in Section E from second LE.

Buyer Comment (2021-09-01): [redacted]: The [redacted] LE which disclosed the two separate fees was within the 3 day window of the application date, and thus no valid change is required. We disclosed in good faith and within 3 days of [redacted] application date.

Reviewer Comment (2021-08-24): [redacted] received LOE stating Transfer Taxes increased due to separation of "Recording Fee and Other Taxes Fee". It is not a valid reason as both are two different fees. A valid COC or cure is required. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check

																	09/02/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405268			21943099			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	The recording fee increased from [redacted] to [redacted] on the Loan Estimate dated [redacted] due to the addition of a Quit Claim Deed. The receipt of the Title Commitment would have been the trigger for this increase. It was not possible to determine when the title commitment was received. However, it was effective [redacted] with a printed date of [redacted]. Based on this date, the Loan Estimate reflecting the increase was not provided within the three business days as required. A tolerance cure would be required in the amount of [redacted].
Reviewer Comment (2021-09-08): Client has provided proof of cure to satisfy exception

Buyer Comment (2021-09-05): Please see attached proof of delivery. Please review to clear this condition.

Reviewer Comment (2021-09-02): Proof mailing sent and receipt was not provided.  label in file however not picked up per label

Buyer Comment (2021-09-01): Package delivered yesterday.

Reviewer Comment (2021-08-26): [redacted] received LOE, corrected PCCD dated [redacted], copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure.

Buyer Comment (2021-08-25): PCCD and refund uploaded[redacted].

																		09/08/2021		2	B		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405268			21943100			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The appraisal fee increased from [redacted] to [redacted] on the Closing Disclosure with date issued of [redacted]. This increase was for a [redacted] Final Inspection Fee. It was not possible to determine when the appraisal was received by the lender, but it was signed by the appraiser on [redacted]. Based on this date, the Closing Disclosure with the revised fee was not provided within 3 business days as required. A tolerance cure would be required in the amount of [redacted]. It was also noted the Appraisal Re-inspection Fee was incorrectly lumped in with the Appraisal Fee.				Reviewer Comment (2021-09-02): [redacted] has received corrected PCCD, copy of refund check, proof of mailing and LOE to borrower. Buyer Comment (2021-09-01): Package delivered yesterday. Reviewer Comment (2021-08-26): [redacted] received LOE, corrected PCCD dated [redacted], copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure. Buyer Comment (2021-08-25): PCCD and Refund uploaded on [redacted].		09/02/2021		2	B		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405269			21948194			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A Verbal VOE dated within 10 business days of the Note was not provided for the borrower's employment with [redacted].				Reviewer Comment (2021-08-03): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405270			21950939			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2021-08-20): Valid COC was provided to confirm decrease of lender credits was acceptable. Exception cleared. Buyer Comment (2021-08-17): There was a valid CIC on [redacted] when a second borrower was added to the loan. The credit score of the loan dropped from [redacted] to [redacted]. Please see the re-disclosure history on page 477/1122 of the loan file. The decrease in lender credit was disclosed to the borrower in good faith on the [redacted] LE.	08/20/2021			1	A		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405274			21969463			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Documentation was not found to verify the [redacted] Profit and Loss Statement was audited in order to include the [redacted] income in qualifying.				Reviewer Comment (2021-08-03): Supplied [redacted]. Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405275			21949555			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [redacted] contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Unable to determine if updated closing disclosure provided to borrower with in three business days.
Reviewer Comment (2021-08-03): Document provided confirm rate lock change on [redacted] and CD issued on [redacted].  This does not confirm that borrower received CD more than 3 business days prior to closing.  Evidentiary Doc does not confirm when [redacted] CD was sent and received

Reviewer Comment (2021-08-03): Document provided confirm rate lock change on [redacted] and CD issued on [redacted].  This does not confirm that borrower received CD more than 3 business days prior to closing.  Evidentiary Doc does not confirm when [redacted] CD was sent and received.

Buyer Comment (2021-08-01): Please see attached.

																	08/03/2021			1	A		FL	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405277			21953566			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file was missing a copy of the secondary valuation, required on all securitized loans. See the Jumbo Guidelines for more specifics.				Reviewer Comment (2021-08-03): CDA provided to clear exception Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		PA	Primary	Refinance - Limited Cash-out GSE		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405278			21966873			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment for the co-borrower was dated [redacted] which is not within 10 business days of the [redacted] closing.				Reviewer Comment (2021-08-03): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared. Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405281			21953235			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	The Itemization of Amount Financed reflects [redacted] versus [redacted] was used for the Processing Fee, The [redacted] Credit Monitoring Fee was not included and the lender included the [redacted] Tax Certification Fee not required. This resulted in a Finance Charge of [redacted] versus [redacted].
Reviewer Comment (2021-08-11): Reviewed CD Addendum to confirm fees paid by third party. When included in Finance Charge calculation, information provided on addendum resolves finance charge issues.  Exception cleared.

Buyer Comment (2021-08-10): [redacted]: please see the attached CD addendum, as the processing fee was partially paid by someone other than the client. Credit monitoring, similar to the creditor report fee, is never included in the finance charge as it is specifically excluded under Reg Z. Tax Cert fees are also excludable charges, and this is a purchase so there should be a [redacted] variance allowed.

																	08/11/2021			1	A		MI	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405284			21954190			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal Notice reflects the appraisal was provided on line to the borrowers on [redacted] which is not three business days prior to consummation and a waiver of the required three business days for receipt of the appraisal was not provided.				Reviewer Comment (2021-08-03): Disclosure for 1003 was provided to satisfy exception Buyer Comment (2021-08-01): Please see attached confirming the appraisal was delivered to the borrower 3 days prior to closing. The previously provided disclosure was for the CDA which does not follow the disclosure delivery dated. Please review to clear this condition.	08/03/2021			1	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405285			21960110			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-07-23): Sufficient Cure Provided At Closing		07/23/2021		1	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405287			21971112			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation of Appraisal Receipt was not provided for review.				Reviewer Comment (2021-08-03): Email from broker to borrower confirm receipt of appraisal. Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405288			21977948			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-08-24): Client provided legal description required to satisfy the exception. Reviewer Comment (2021-08-03): Client provided title. Security Instrument clearly indicates that an additional rider containing the legal description was recorded with mortgage. Please provide all pages and riders of security instrument . Buyer Comment (2021-08-01): Please see attached.	08/24/2021			1	A		MN	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405288			21977994			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		There were funds for the sale of an asset in the amount of [redacted] submitted for approval. There is no documentation in the file to verify these funds.				Reviewer Comment (2021-08-03): CD from closing of additional property owned by borrower was provided to satisfy asset requirement. Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		MN	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405288			21980910			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		There were funds for the sale of an asset in the amount of [redacted] submitted for approval. There is no documentation in the file to verify these funds.				Reviewer Comment (2021-08-03): CD from closing of additional property owned by borrower was provided to satisfy asset requirement. Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		MN	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405288			21981442			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.		There were funds for the sale of an asset in the amount of [redacted] submitted for approval. There is no documentation in the file to verify these funds.				Reviewer Comment (2021-08-03): CD from closing of additional property owned by borrower was provided to satisfy asset requirement. Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		MN	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405290			21960607			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	The following fees increased and a valid Change of Circumstance was not provided: Title - Attorney's Fees from [redacted] to [redacted]; Title - Closing Protection Letter from [redacted] to [redacted]; Title - Courier Fee from [redacted] to [redacted]; Title - Wire Transfer Fee from [redacted] to [redacted]; Title - Title Search [redacted] to [redacted]. Title - Lender's Title Policy decreased from [redacted] to [redacted]. Total of [redacted] exceeds [redacted] + 10% or [redacted]. Required cure of [redacted] was not provided.
Reviewer Comment (2021-09-08): Received required documentation. Cleared.

Buyer Comment (2021-09-02): Please see attached PCCD correctly moving these fees to Section C of the CD as the borrower selected an off list service provider for these services. Thus they are not subject to any tolerance testing. Please review to clear this condition. This was previously escalated via email and determined this is the appropriate resolution.

Reviewer Comment (2021-08-30): No break down of Attorney Fees were provided to determine if client's claim was true.  Additionally, if Closing Fees were a part of title charges, then they should have been disclosed as Title - Closing or Settlement Fee.  Exceptions is still valid.

Buyer Comment (2021-08-20): [redacted]: The Settlement or Closing Fee should not be excluded from the [redacted] test, if the fee were to be wrapped up into another fee (such as the Attorney Fee) that fee should still be included in the initial [redacted] disclosed. We disclosed [redacted] worth of 10% charges on the initial Loan Estimate.

																	09/08/2021			1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405291			21974090			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-08-30): Documentation has been provided to satisfy the exception. Buyer Comment (2021-08-25): Please see attached Reviewer Comment (2021-08-03): Client's security instrument clearly indicates that a separate rider was recorded with security instrument. Client provide page from title commitment. Exception not cleared with documentation provided. Buyer Comment (2021-08-01): Please see attached.	08/30/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405292			22015578			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Valid COC was not provided to confirm increase of recording from [redacted] to [redacted] on [redacted].				Reviewer Comment (2021-08-20): COC was provided to confirm increase fee was valid. Exception cleared. Buyer Comment (2021-08-18): CIC form attached confirms a change in property type	08/20/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405292			22015580			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Changed circumstance for additional of fee on [redacted] does not appear to be valid as it should have been known Transfer Tax was to be disclosed. Cure for fee was not provided.
Reviewer Comment (2021-09-08): Valid COC for increased fee as client did not review PA until underwrite on [redacted]

Buyer Comment (2021-09-08): Please see attached

Reviewer Comment (2021-09-08): Exception not cleared - Document uploaded does not actually show the Purchase Agreement was received by the lender on [redacted] as per the comments.  The printout does not start until [redacted] (13 Loan Setup Complete).  The history prior to that is cut off.  In addition, if the PA was received on [redacted], the transfer tax added on the [redacted] LE would not have been provided timely as it was not within 3 business days of when the PA would have been received indicating the borrower was to pay the transfer tax.

Buyer Comment (2021-09-03): Please see attached confirming we received the purchase agreement on [redacted]. Also see attached the timing of this review. "Folder Received" is the date the file is submitted to be underwritten and all documents reviewed including the purchase agreement. The loan was reviewed and conditionall approved on [redacted] which is the date the fee was updated and disclosed. Please review to clear this condition as the fee was disclosed in good faith upon review/discovery.

Reviewer Comment (2021-08-30): If transfer taxes were disclosed on purchase agreement signed on [redacted], then fee was not disclosed to borrower until [redacted] and therefore, fee was not timely disclosed and cure is required.

Buyer Comment (2021-08-24): The purchase agreement confirms the buyer is to pay the transfer taxes. Please review as this is a valid CIC

Reviewer Comment (2021-08-19): COC provided does not state the actual reason for increase in transfer tax from [redacted] on LE dated [redacted] to [redacted] on LE dated [redacted]. Kindly provide a valid change of circumstance or cure documents for the same.

Buyer Comment (2021-08-18): CIC form attached confirms this was the client paying the seller 1207a customary fee

																	09/08/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405293			21980985			Credit	Credit	Credit Documentation	Credit	Missing Document: Subordination Agreement not provided						Reviewer Comment (2021-08-02): Supplied [redacted] Buyer Comment (2021-08-01): Please see attached.	08/02/2021			1	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405293			21981295			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The Final Closing Disclosure reflects a Subordination Fee for [redacted] that was not disclosed on the Initial Loan Estimate. No credit / cure was provided.
Reviewer Comment (2021-09-09): Supplied [redacted] - Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment (2021-09-09): please see redisclosure and check to cure attached

Reviewer Comment (2021-08-26): [redacted] received COC but we need additional information for increase in subordination fee please provide valid COC with valid reason.

Buyer Comment (2021-08-25): see attached

Reviewer Comment (2021-08-13): [redacted] agree, but the Subordination fee was increased on CD dated [redacted] [redacted] from [redacted]. There is no COC was provided within that time frame. Provided COC with Valid reason as to why the fee added on CD dated [redacted] or Cure document is required.

Buyer Comment (2021-08-12): The subordination fee was added after the client requested to sub the second lien. This is a valid CIC, please clear this exception

																		09/09/2021		2	B		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405293			21981423			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (2021-08-02): email from insurance agent [redacted], and supplied [redacted], supports full replacement cost coverage of loan. Buyer Comment (2021-08-01): Please see attached.	08/02/2021			1	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405293			21981560			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Mortgage Statement not provided to document the 2nd lien for property at [redacted] - per 1003 JPMCB [redacted].				Reviewer Comment (2021-08-04): Reported on credit report Buyer Comment (2021-08-01): Please see attached.	08/04/2021			1	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405303			21973269			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Revised Closing Disclosure with disbursement date of [redacted] (due to revised rescission date of [redacted]) is missing
Reviewer Comment (2021-09-07): Received required documentation. Cleared.

Reviewer Comment (2021-09-03): Revised Closing Disclosure with disbursement date of [redacted] (due to revised rescission date of [redacted]) is missing

Buyer Comment (2021-09-02): Please see the upload package on [redacted]. The letter was provided to the client on [redacted] and the recession was extended to [redacted]. Proof the document was sent to the borrower online has already been provided.

Reviewer Comment (2021-08-30): Please provide evidence of the following: Letter of Explanation to the borrower for updated RTC being sent, Proof of Delivery, and Re-open Rescission.

Buyer Comment (2021-08-24): This documentation was provided showing recission was reopened on [redacted] and delivered to the borrower online on this date. Please review as this should be enough to clear this condition. Thank you.

Reviewer Comment (2021-08-18): Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form

Buyer Comment (2021-08-17): Please see the screenshot from our LOS showing the Juneteenth Right to Cancel was delivered to their online website. This should be sufficient proof to show it was delivered and met the necessary time requirements. Please review as I don't believe any other documentation should be required. Thank you.

																	09/07/2021			1	A		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405303			21973270			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The redisclosed Right to Cancel with updated rescission date of [redacted] is not signed by the borrower(s) and confirmation of receipt is not verified. It is noted that the Right to Cancel with rescission date of [redacted] was signed by the borrowers at closing
Reviewer Comment (2021-09-07): Received required documentation. Cleared.

Reviewer Comment (2021-09-03): The Print out provided does not show who it was sent to and rec'd by.

Buyer Comment (2021-09-02): Please see the upload package on [redacted]. The letter was provided to the client on [redacted] and the recession was extended to [redacted]. Proof the document was sent to the borrower online has already been provided.

Reviewer Comment (2021-08-30): Please provide evidence of the following: Letter of Explanation to the borrower for updated RTC being sent, Proof of Delivery, and Re-open Rescission.  Screen shot supplied does not LOX sent to borrower, or actual document sent to client.

Reviewer Comment (2021-08-30): Proof of delivery with letter to borrower was not provided to clear exception.

Buyer Comment (2021-08-24): This documentation was provided showing recission was reopened on [redacted] and delivered to the borrower online on this date. Please review as this should be enough to clear this condition. Thank you.

Reviewer Comment (2021-08-18): Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form

Buyer Comment (2021-08-17): Please see the screenshot from our LOS showing the Juneteenth Right to Cancel was delivered to their online website. This should be sufficient proof to show it was delivered and met the necessary time requirements. Please review as I don't believe any other documentation should be required. Thank you.

																	09/07/2021			1	A		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405304			21981563			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		There is only a Title Commitment. no Final in the file.				Reviewer Comment (2021-08-02): Final title was provided to support acceptable coverage amount. Exception is cleared. Buyer Comment (2021-08-01): Please see attached.	08/02/2021			1	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405310			21992919			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Condo Questionnaire fee increased from [redacted] to [redacted] and a valid Change of Circumstance was not provided. Required cure of [redacted] was not provided.				Reviewer Comment (2021-08-17): [redacted] Received COC dated [redacted] therefore no cure require. Buyer Comment (2021-08-17): Please see the trailing document uploaded on [redacted]. Uploaded a screenshot of our LOS showing the fee for the questionnaire was not found out until [redacted] and this was disclosed on our [redacted] CD in good faith.	08/17/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405310			21996106			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.
Buyer Comment (2021-09-07): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.

Reviewer Comment (2021-08-20): Regraded to EV2-B based on outside counsel guidance that flood was disclosed to consumer, just on incorrect line item.

Reviewer Comment (2021-08-20): Per request of client, downgrading to EV2

Buyer Comment (2021-08-17): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2.

																			09/07/2021	2	B		CA	Primary	Refinance - Limited Cash-out GSE	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405312			21994725			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	This is due to the calculation of the DTI ratio in the amount of [redacted] which is above the maximum DTI allowed of 45%.				Reviewer Comment (2021-09-08): Received required documentation. Cleared.	09/08/2021			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405312			21998160			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted] moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	This is due to the calculation of the negative rents in the amount of [redacted] for the property located at [redacted]. This was calculated based on PITI of [redacted] + [redacted] HOA dues for a total of [redacted]. Rents were calculated at [redacted] based on [redacted] of [redacted] per the lease agreement in file. There was no evidence of sale or other documentation found to verify the reason for the exclusion of this from qualifying. This increased the DTI to [redacted] which is above the lender's guidelines of 45%.
Reviewer Comment (2021-09-08): Received required documentation. Cleared.

Buyer Comment (2021-09-03): [redacted]: We do not see the positive income of [redacted] applied to the loan for the [redacted], which should reduce the NET REO loss shown on [redacted] side to zero.

Reviewer Comment (2021-09-01): Received the 1003 updated However, this does not clear up the DTI issue.  see above comments on break down

Buyer Comment (2021-08-26): It appears the rental income for [redacted] is not being used on the LAS Report, and only the negative rent from the [redacted] property is being included. Please correctly include the tax return rental income for [redacted].

Reviewer Comment (2021-08-24): While the 1003 has been updated, the DTI still remains an issue to the loan.

Buyer Comment (2021-08-17): [redacted]: Our DTI already includes the property from [redacted]. Please see the updated 1003 reflecting the inclusion of these debts, they were not showing on the 1003 due to a technical error, but were already calculated into DTI prior to submission.

																	09/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405312			21998181			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		This is due to the calculation of the negative rents in the amount of [redacted] for the property located at [redacted]. This was calculated based on PITI of [redacted] + [redacted] HOA dues for a total of [redacted]. Rents were calculated at [redacted] based on [redacted] of [redacted] per the lease agreement in file. There was no evidence of sale or other documentation found to verify the reason for the exclusion of this from qualifying. This increased the DTI to [redacted] which is above the lender's guidelines of 45%.
Reviewer Comment (2021-09-08): Received required documentation. Cleared.

Buyer Comment (2021-09-03): [redacted]: We do not see the positive income of [redacted] applied to the loan for the [redacted], which should reduce the NET REO loss shown on [redacted] side to zero. We have a matching loss on the [redacted], so that is not the reason for the discrepancy.

Reviewer Comment (2021-09-01): Debts already backed out DTI still remains

Buyer Comment (2021-08-26): It appears the rental income for [redacted] is not being used on the LAS Report, and only the negative rent from the [redacted] property is being included. Please correctly include the tax return rental income for [redacted].

Reviewer Comment (2021-08-24): While the 1003 has been updated, the DTI still remains an issue to the loan.

Buyer Comment (2021-08-17): [redacted]: Our DTI already includes the property from [redacted]. Please see the updated 1003 reflecting the inclusion of these debts, they were not showing on the 1003 due to a technical error, but were already calculated into DTI prior to submission.

																	09/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405312			21998716			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This is due to the increase in the DTI to [redacted] which is above guidelines.				Reviewer Comment (2021-09-08): Received required documentation. Cleared.	09/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405312			22007401			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation was not found to verify the mortgage with [redacted] was paid off with the mortgage from Quicken for the property at [redacted].				Reviewer Comment (2021-09-08): New QL statement for [redacted] was provided to satisfy exception. Reviewer Comment (2021-09-01): nothing uploaded to clear Buyer Comment (2021-08-26): The Mortgage for [redacted] is on [redacted], not [redacted], and the mortgage on [redacted] is included in ratios. Please review and clear. Reviewer Comment (2021-08-24): No payoff or evidence to support this, found in file.	09/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405320			22006448			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Hazard insurance premium was [redacted] or [redacted] per month. Non-Escrowed Property Costs over Year 1 should be [redacted] versus [redacted].				Reviewer Comment (2021-08-20): PCCD with correct value was submitted to satisfy exception. Buyer Comment (2021-08-18): Please see trailing document. Uploaded a copy of the PCCD issued to borrower.	08/20/2021			1	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405320			22006459			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.
Buyer Comment (2021-08-18): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-08-11): Regraded to EV2-B based on outside counsel guidance that flood insurance was disclosed to consumer, just on incorrect line item.

Reviewer Comment (2021-08-11): Downgrading to EV2

Buyer Comment (2021-08-11): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls-in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

																			08/18/2021	2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405321			22009168			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City on the hazard insurance was [redacted] and the city on the Note was [redacted].				Reviewer Comment (2021-08-04): 3rd party search shows both cities for property. Buyer Comment (2021-08-01): Please see attached.	08/04/2021			1	A		VA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405325			22037622			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___ ___
1.  Closing Disclosure or other documentation was not found to verify the new PITI for the refinance with Quicken was [redacted] and the payoff of the existing mortgage with Community for the property located at [redacted].  2. Closing Disclosure or other documentation was not found to verify the new PITI for the refinance with Quicken was [redacted] and the payoff of the existing mortgage with Loan Care for the property located at [redacted].  3.  Closing Disclosure or other documentation was not found to verify the new PITI for the refinance with Quicken was [redacted] and the payoff of the existing mortgage with Loan Care for the property located at [redacted].
																Reviewer Comment (2021-09-01): Cleared. Was in status of 'unable to clear' previously. Reviewer Comment (2021-09-01): CD's were provided to satisfy exception Buyer Comment (2021-08-25): Please see the documents attached and let is know what else is missing or need to clear Reviewer Comment (2021-08-19): Proper documentation has not been provided to satisfy exception for each address. Buyer Comment (2021-08-14): see attached	09/01/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405332			21793686			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The verbal verification of employment for the co-borrower at National Confectioners was conducted on [redacted], more than 10 days before the note date.				Reviewer Comment (2021-08-02): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared. Buyer Comment (2021-07-29): Please see attached.	08/02/2021			1	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405333			21796569			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage of [redacted] does not sufficiently cover replacement cost or loan amount. Additional documentation is required to conform HOI coverage is sufficient to cover replacement value of subject.
Reviewer Comment (2021-09-08): ERC is only [redacted].  [redacted] is aware it does not cover loan amount, wants exception cleared.

Buyer Comment (2021-09-08): Document attached confirms estimated replacement cost of [redacted] and the dwelling in place of [redacted]. Please clear this exception as there is no material issue

Reviewer Comment (2021-08-30): Coverage of [redacted] does not sufficiently cover replacement cost or loan amount

Buyer Comment (2021-08-24): Please rereview the document provided. It clearly states estimated cost to rebuild of [redacted], same as the coverage in place. Thank you

Reviewer Comment (2021-08-16): Policy  supplied [redacted], still does not reflect replacement cost coverage or guaranteed replacement cost.

Buyer Comment (2021-08-12): RCE attached

Reviewer Comment (2021-07-30): Documentation from HOI to confirm acceptable replacement coverage or guaranteed replacement was not provided.

Buyer Comment (2021-07-29): Please see attached.

																	09/08/2021			1	A		KS	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405333			21796572			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-07-30): Updated title commitment was provided to correct policy amount. Buyer Comment (2021-07-29): Please see attached.	07/30/2021			1	A		KS	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405336			21913774			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Title - Settlement/Closing/Escrow Fee increased from [redacted] to [redacted]; Title - Closing Protection Letter of [redacted] and Title - Recon Tracking Fee of [redacted] were not disclosed on the Loan Estimates. A valid Change of Circumstance was not provided for the increase in fees. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Required cure of [redacted] was not provided.
Reviewer Comment (2021-08-30): [redacted] received Corrected CD and LOE to borrower confirmed to borrower's signed Settlement statement matching title fees and title fees moved from Section B to section C for title vendor not listed on SSPL and held to no tolerance testing.

Buyer Comment (2021-08-24): Updated PCCD uploaded. Please review.

Reviewer Comment (2021-08-23): Fees in Section C of PCCD does not match total of fees listed.

Buyer Comment (2021-08-17): Please see the trailing document uploaded on [redacted]. First American title was not on the service provider list, so the fees from them should be listed in section C instead of section B. Please review the PCCD issued to the borrower.

																	08/30/2021			1	A		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405337			21914832			Compliance	Compliance	State Compliance	Misc. State Level	[redacted] CMPA Home Loan Toolkit Status	[redacted] Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	The Home Loan Toolkit was not found in the file as required per the [redacted] Consumer Mortgage Protection Act.				Reviewer Comment (2021-08-03): Supplied to client on [redacted], document to support this supplied to satisfy exception [redacted]. Buyer Comment (2021-07-29): Please see attached.	08/03/2021			1	A		MI	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405339			21921971			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Recording fees of [redacted] for Deed in Section E and [redacted] Recording Fee for Mortgage in Section H totaled [redacted] exceeded the 10% tolerance on [redacted] + 10% [redacted] total baseline of [redacted]. [redacted] cure due borrower with Corrected CD, LOE to borrower, copy of refund check and proof of mailing.				Reviewer Comment (2021-08-20): PCCD was provided with cure to satisfy violation. Exception cleared.	08/20/2021			1	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405340			21932494			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure provided within 3 business days of application on [redacted] was not signed by the borrowers. It is noted that the Affiliated Business Arrangement Disclosure provided on [redacted] was signed by the borrowers.				Reviewer Comment (2021-08-03): ABA electronically sent same time as 1003. No violation Buyer Comment (2021-07-29): Please see attached. The ABA was signed the same date as the 1003. Please review to clear this condition.	08/03/2021			1	A		NM	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405342			22011496			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	The following fees increased and a valid Change of Circumstance was not provided: Title - Document Preparation Fee from [redacted] to [redacted] and Recording Fees from [redacted] to [redacted]. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Required cure of [redacted] was not provided.				Reviewer Comment (2021-08-31): PCCD was provided to satisfy cure. Exception cleared. Buyer Comment (2021-08-25): PCCD and check uploaded on [redacted].	08/31/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405344			21783324			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount on the Title Commitment in the amount of [redacted] is less than the loan amount of [redacted].				Reviewer Comment (2021-08-02): Title supplied [redacted] - supports [redacted] Buyer Comment (2021-07-29): Please see attached.	08/02/2021			1	A		TX	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405345			21780625			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		A mortgage payment history of 12 consecutive months was not provided for review. Cancelled checks were provided however a check for [redacted] is not in the file.				Reviewer Comment (2021-08-12): [redacted] cancelled check was provided to satisfy exception. Exception cleared. Buyer Comment (2021-08-12): Please see attached back of check scanned from the borrower's bank statement. Reviewer Comment (2021-08-03): Check supplied [redacted] does not support canceled status. It is a copy of the front of check only. Buyer Comment (2021-07-29): Please see attached.	08/12/2021			1	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405345			21780736			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		The assets submitted for approval was [redacted] for [redacted] account [redacted]. However the statement provided for this account shows the most recent balance is [redacted]. Assets for reserves are insufficient.
Reviewer Comment (2021-08-12): Client provided 401k statement to verify borrower has enough assets to satisfy exception.  Exception cleared.

Buyer Comment (2021-08-12): Please see attached full quarterly retirement account statement including account number for reserves. The [redacted] amount entered was a typo and should not have been reflected to be such a large amount. However, the statement balance of [redacted] is correct and sufficient for funds to close as the amount requried was  only [redacted]. The attached statement is for reserves only. Please review to clear this condition as the borrower has sufficient assets for both requirements.

Reviewer Comment (2021-08-03): Account statement snip provided, as well as 1st pages of account statements, for both [redacted] and [redacted], are not the [redacted] account in question.  Additionally, statements provided do not have account #'s reflected.

Buyer Comment (2021-07-29): Please see attached

																	08/12/2021			1	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405347			21920106			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	A verbal VOE dated within 10 days of the Note date was not found in the file.				Reviewer Comment (2021-08-30): Documentation has been provided to satisfy the exception. Buyer Comment (2021-08-26): Please see attached WVOE confirming the borrower is stil employed. Please note this product is not subject to Appendix Q and a post close VOE is allowed. Please review to clear this condition. Reviewer Comment (2021-08-04): Screenshots supplied to verify employment do not support borrower is still actively employed with employer. Buyer Comment (2021-07-29): Please see attached	08/30/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405354			21905174			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description attachment was not found.				Reviewer Comment (2021-08-03): Supplied [redacted] Buyer Comment (2021-07-29): Please see attached.	08/03/2021			1	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405359			21797523			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		A copy of the Master Insurance/Blanket Policy for the subject was not provided.				Reviewer Comment (2021-08-03): Supplied [redacted] Buyer Comment (2021-07-29): Please see attached.	08/03/2021			1	A		FL	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405359			21801448			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The box for Homeowner's Insurance should have been marked on page 1 for Estimated Taxes, Insurance & Assessments for HO-6 insurance versus Other: Walls In Insurance
Buyer Comment (2021-08-25): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer.

Reviewer Comment (2021-08-23): [redacted] reviews to SFA standards which required the traditional disclosure of walls-in.  please provide PCCD using standard disclosure requirements for testing.

Buyer Comment (2021-08-12): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition

Buyer Comment (2021-08-12): It is [redacted] policy and procedure to separate Walls In from standard HOI on the CD. please clear this exception as there is no material issue

Reviewer Comment (2021-07-14): Disclosed as "Other" EV2-B formatting issue

																			08/25/2021	2	B		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405359			21801449			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	1) Document Preparation Fee was added to the Loan Estimate issued on [redacted] and a valid Change of Circumstance was not provided. 2) Recording Fees increased from [redacted] to [redacted] and a valid Change of Circumstance was not provided. Required tolerance cure in the amount of [redacted] was missing.
Reviewer Comment (2021-08-27): [redacted] Received COC dated [redacted] therefore no cure require.

Buyer Comment (2021-08-26): [redacted] is not accurate. the final recording fee was [redacted]. The [redacted] LE disclosed [redacted] and it increased to [redacted] on the [redacted] LE. The CIC form confirms this was the result of a deed/prep quitclaim of [redacted] on [redacted]. The CD confirms the total fee of [redacted] was [redacted] for mortgage and [redacted] for deed. There is no material issue. Please clear this exception or provide more information on what fees you are including in testing

Reviewer Comment (2021-08-23): Exception Detail Updated from: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus [redacted]% or $[redacted].  Insufficient or no cure was provided to the borrower. (0)

Reviewer Comment (2021-08-23): After adjustments, a cure of [redacted] is still required to complete testing.

Buyer Comment (2021-08-12): Please see the CIC form attached which confirms this was for quitclaim deed

																	08/27/2021			1	A		FL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405360			21785578			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The mortgage statement with [redacted] for [redacted] was not in the file.				Reviewer Comment (2021-08-03): supplied [redacted] - SD Buyer Comment (2021-07-29): Please see attached.	08/03/2021			1	A		VA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405362			22019292			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2021-08-11): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Reviewer Comment (2021-07-28): Regraded to EV2-B based on advice from outside counsel that a downgrade is acceptable given Flood Insurance was disclosed to consumer although on the incorrect line item.			08/11/2021	2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405371			22019369			Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	-	A fully legible Permanent Resident Alien Card for both the Borrower and Co-Borrower was not provided for review. It is noted there was an illegible card provided in file.				Reviewer Comment (2021-09-01): [redacted] expiration. Buyer Comment (2021-08-26): The card we have on file has been enhanced to the best that we can enhance it. The date is also listed on the back of the card and has been highlighted. Please review to clear condition. Reviewer Comment (2021-08-24): Permanent Resident Alien card dates are not legible. Please provide legible copy.	09/01/2021			1	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405382			22038045			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Loan Originator Compensation fee exceeds tolerance without a change of circumstance nor was a cure provided.				Reviewer Comment (2021-08-17): [redacted] received a LOE instead of Changed circumstance for the Compensation plan changed lender paid to borrower paid. Buyer Comment (2021-08-16): see attached	08/17/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405383			21937865			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Loan closed on [redacted] and the recent federal holiday approved for [redacted] which should not be included in the rescission period.				Reviewer Comment (2021-08-18): Provided: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form Buyer Comment (2021-08-18): Please see trialing documents. Recission was reopened on [redacted] and the document was delivered to the borrower online. Please review and clear this condition.		08/18/2021		2	B		MN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405383			21937866			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Loan closed on [redacted] and the recent federal holiday approved for [redacted] which should not be included in the rescission period.				Reviewer Comment (2021-08-18): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form Buyer Comment (2021-08-18): Please see trialing documents. Recission was reopened on [redacted] and the document was delivered to the borrower online. Please review and clear this condition.		08/18/2021		2	B		MN	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405384			22025301			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Lender calculated Hazard Insurance [redacted] is less than actual monthly amount of [redacted] which led to under disclosed calculation of Property Costs over Year 1.				Reviewer Comment (2021-08-23): Revised declarations to confirm lower HOI premium was provided to satisfy exception Buyer Comment (2021-08-15): see attached	08/23/2021			1	A		MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405385			21790273			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal was delivered to the borrower on [redacted] - less than 3 days prior to the Note/consummation date of [redacted]. Appraisal Waiver was not provided.				Reviewer Comment (2021-08-03): Letter in file dated [redacted], (trailing document supplied on [redacted]) supports appraisal was delivered to the client prior to [redacted]. Buyer Comment (2021-07-29): Please see attached	08/03/2021			1	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405387			22176182			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The closing verbal VOE for [redacted] was missing from the file. The only one in the file was dated [redacted] as is not within 10 days of the Note date of [redacted].				Reviewer Comment (2021-08-31): Documentation has been provided to satisfy the exception.	08/31/2021			1	A		CT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405388			21896581			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage is [redacted] and the loan amount is [redacted]. Evidence of replacement cost was not provided.				Reviewer Comment (2021-08-04): Policy supports an additional [redacted] in dwelling coverage - total insured amount [redacted]. Trailing document supplied [redacted]. Buyer Comment (2021-08-03): Please see the trailing document uploaded on [redacted] Buyer Comment (2021-07-29): Please see attached.	08/04/2021			1	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405392			22041370			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___ ___					Reviewer Comment (2021-09-01): 1040 confirms taxes and insurance are valid. Exception has been satisfied. Buyer Comment (2021-08-25): Active dec page is not required. We used the 1040s to verify the tax and insurance liability for each property which is an acceptable practice Reviewer Comment (2021-08-18): Insurance document for [redacted] is expired. We need updated insurance documents. Insurance document for [redacted] is missing. Tax document for [redacted] in on file and acceptable. Tax document for [redacted] is missing. Buyer Comment (2021-08-18): see attached	09/01/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405392			22043529			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Valid change of circumstance was not provided to document reduction of lender credits.				Reviewer Comment (2021-08-23): Redisclosure history to confirm LTV change on [redacted] to validate reduction of lender credits. Exception cleared. Buyer Comment (2021-08-18): See attached which confirms the credits changed after the YSP changed when the appraised value was updated	08/23/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405396			21938570			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Proposed loan amount on the preliminary title report is [redacted] and the Note amount is [redacted].				Reviewer Comment (2021-08-02): Final title was provided to support acceptable coverage amount. Exception is cleared. Buyer Comment (2021-08-01): Please see attached.	08/02/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405399			22054437			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		The HOA Dues are not reflected on page 1 of the appraisal in the monthly amount of [redacted].				Reviewer Comment (2021-08-31): Update Closing Disclosure shows no HOA fees for the property. Buyer Comment (2021-08-25): there are no HOA dues on the property. They were disclosed incorrectly. Please see redisclosure package attached Reviewer Comment (2021-08-19): Please supply documentation to support HOA fee of [redacted]. Buyer Comment (2021-08-18): Documentation on file supports the HOA dues	08/31/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405402			22036418			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-08-25): Updated Final Title policy has been provided to satisfy the exception.	08/25/2021			1	A		AZ	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405406			22043902			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City on the hazard insurance was [redacted] and the city on the Note was [redacted].				Reviewer Comment (2021-08-18): Documentation was provided to satisfy exception. Buyer Comment (2021-08-17): see attached	08/18/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405407			21781636			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Walls In insurance must be disclosed under Homeowner's Insurance not other				Reviewer Comment (2021-08-08): satisfied Buyer Comment (2021-08-06): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls-in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition	08/08/2021			1	A		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405408			21907595			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	The Transaction Date was [redacted] as per the notary date on the Security Instrument and the date on the Right to Rescind. Based on the [redacted] transaction date, the disbursement date should be [redacted] versus [redacted].
Reviewer Comment (2021-09-02): proof of letter and new RTR sent to borrower

Buyer Comment (2021-09-01): Please review upload package on [redacted].

Reviewer Comment (2021-08-12): The reopened RTC was received today making the RTC end data of [redacted] an accurate date if the borrower's sign the document today.
There are errors/issues on the document.
1.) The transaction date reads [redacted]. This needs to be corrected to [redacted] and both borrowers initialing the correction. The Note date was [redacted], loan closed [redacted].
2.) The signature blocks have been prefilled in with a date of [redacted]. This date creates a short right to cancel condition.
- Date corrections are required on the forms as presented.

Buyer Comment (2021-08-11): Please see the trailing document uploaded on [redacted]. Re-opened Recission.

																		09/02/2021		2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405412			21922136			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-08-17): [redacted] provided documentation to satisfy the exception. Buyer Comment (2021-08-17): see attached Reviewer Comment (2021-08-02): Legal Description provided was a copy detached from title commitment. Please provide full Mortgage with legal description Buyer Comment (2021-07-29): Please see attached	08/17/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405412			21922170			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount on the Title Commitment in the amount of [redacted] is less than the loan amount of [redacted].				Reviewer Comment (2021-08-17): [redacted] provided final title that satisfies the exception. Buyer Comment (2021-08-17): see attached Reviewer Comment (2021-08-02): Please provided full title commitment. Clip of title work cannot be used to clear. Buyer Comment (2021-07-29): Please see attached	08/17/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405414			22041045			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		The Flood Certificate is missing from the file.				Reviewer Comment (2021-08-19): Flood Certificate provided to satisfy exception.	08/19/2021			1	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405418			21811803			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Non-Escrowed Property Costs over Year 1 was [redacted] for HOA dues for the subject. Verification of any HOA dues on the subject was not provided.
Reviewer Comment (2021-08-30): NO HOA fees.

Buyer Comment (2021-08-23): Can you please provide what additional is needed? Post-closing CD was provided removing the HOA dues. I believe this should be cleared?

Reviewer Comment (2021-08-23): No HOA no property.  No HOA listed on final CD

Buyer Comment (2021-08-18): The appraisal confirmed the subject property did not have HOA dues. [redacted] search of the property as well confirms no HOA dues. HOA dues were entered in error during origination.

Reviewer Comment (2021-08-08): PCCD sent on [redacted], does not appear to support the amount of [redacted].  Verification of HAO dues on subject, not provided.

Buyer Comment (2021-08-06): Please see the trailing document uploaded on [redacted]. PCCD issued to the borrower.

																		08/30/2021		2	B		VA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405419			21816206			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City on the hazard insurance was [redacted] and the city on the Note was [redacted].				Reviewer Comment (2021-08-03): Performed 3rd party search to verify city. Buyer Comment (2021-07-29): Please see attached	08/03/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405421			21946573			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment reflects original lender was [redacted].				Buyer Comment (2021-08-01): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts			08/01/2021	2	B		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405422			21923356			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Final Title not in file and Commitment shows a policy amount lower than the final loan amount.				Reviewer Comment (2021-08-10): Final title provided to clear exception Buyer Comment (2021-08-09): Please disregard previous comment. Attached is the final title policy showing sufficient coverage. Please reveiw to clear this condition. Buyer Comment (2021-08-09): Please review to clear this condition as per our calibration call it was confirmed that this is not a material exception.	08/10/2021			1	A		WA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405425			22044292			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing HO-6 (Walls In) Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.
Buyer Comment (2021-08-25): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls-in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-08-23): Disclosed as Other EV2 formatting issue per OC

Reviewer Comment (2021-08-23): Exception to be downgraded to EV2 at clients request

Buyer Comment (2021-08-18): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls-in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Please downgrade this to a grade 2 exception.

																			08/25/2021	2	B		NV	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405425			22044346			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The Master/Blanket Insurance policy for the subject property [redacted] was not provided.				Reviewer Comment (2021-08-20): Hazard policy was provided to show subject property was covered at closing. Buyer Comment (2021-08-18): Please see the master policy uploaded on [redacted].	08/20/2021			1	A		NV	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405427			21996704			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	1. A year to date profit and loss statement was not provided for for the borrower's self employment at [redacted]. 2. The Employer's telephone number and Third Party Source was not completed or documented on the VVOE in order to verify it was obtained from an independent third party source.				Reviewer Comment (2021-08-03): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared. Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405432			22001892			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Valid CIC not in file for fee increase and cure not provided to borrower.				Reviewer Comment (2021-08-10): COC to confirm change from SFR to PUD satisfies increased fee. Buyer Comment (2021-08-10): Please see the Re-disclosure History listed on page 16/562 of the loan. There was a valid CIC on [redacted] when the property changed from an SFR to a PUD. The increased recording fee was disclosed in good faith on[redacted] LE.	08/10/2021			1	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405433			22000628			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed 10%. On this loan, the recording fee increased by less than 10% on [redacted] from [redacted] to [redacted] and 10% fess will not re-baseline to increased fee. The final increase of fee to [redacted] requires [redacted] cure based on initial baseline of [redacted].
Reviewer Comment (2021-09-08): PCCD, letter to borrower and proof of principal reduction were provided to cure tolerance violation. Exception cured.

Buyer Comment (2021-09-08): Updated CD with the principal reduction added instead of the lender credit.

Reviewer Comment (2021-09-08): [redacted] received PCCD, LOE, Transaction History and mailing label. However in PCCD lender credit for cure is provided but in LOE mentioned as Principal curtailment provided. Please provide corrected LOE, copy of refund check and proof of delivery.

Buyer Comment (2021-09-08): Please see PCCD issued to the borrower, uploaded on [redacted].

																		09/08/2021		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405434			22047514			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Third party verification of the business existence for the borrower's self employment at [redacted] was not provided for review.				Reviewer Comment (2021-08-20): Client provided 3rd party documentation satisfying the exception.	08/20/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405434			22048031			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Third party verification of the business existence for the borrower's self employment at [redacted] was not provided for review.				Reviewer Comment (2021-08-31): Safe Harbor QM (APOR) Reviewer Comment (2021-08-31): ERRONEOUS EXCEPTION: Client's guidelines do not require business returns/third party documents for secondary business losses. Exception is not valid. Buyer Comment (2021-08-27): All other conditions have been cleared. Please review to clear this waterfall condition.	08/31/2021			1	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405434			22048032			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Third party verification of the business existence for the borrower's self employment at [redacted] was not provided for review.				Reviewer Comment (2021-08-20): Client provided 3rd party documentation satisfying the exception.	08/20/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405439			22047286			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	AUS and 1008 indicate HOA fees of [redacted] per month however there is no indication of any HOA fees for the subject property.				Reviewer Comment (2021-08-23): PCCD was provided to clear exception	08/23/2021			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405441			21925300			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed 10%. On this loan, the recording fee increased by less than 10% on [redacted] from [redacted] to [redacted] and 10% fess will not re-baseline to increased fee. The final increase of fee to [redacted] requires [redacted] cure based on initial baseline of [redacted].				Reviewer Comment (2021-08-23): PCCD has cure of [redacted] to satisfy exception.	08/23/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405443			21816114			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted]8 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Appraisal indicates HOA is [redacted] annually. Approval and CD are using [redacted]. Corrected PCCD was not provided with correct value of property costs.				Reviewer Comment (2021-08-08): [redacted] - provided Buyer Comment (2021-08-06): Please see the trailing document uploaded on [redacted]. PCCD Issue to the borrower.		08/08/2021		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405453			21827142			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Notice in file dated [redacted] does not confirm borrower received appraisal online to support receipt within three days of closing.				Reviewer Comment (2021-08-03): Revised appraisal notice has been provided to satisfy exception.	08/03/2021			1	A		FL	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405454			22074596			Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	[redacted] Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	The [redacted] Borrower's Interest Tangible Net Benefit Worksheet was not provided for review.
Reviewer Comment (2021-09-03): Loan is a QM loan determined to be in compliance with 209 CMR 53.03 under 209 CMR 53.04(1)(d) QM worksheet documenting QM status in D0091  Additionally, Due diligence loan designation is Safe Harbor QM (APOR)

Reviewer Comment (2021-09-01): MA - TNB Worksheet - Home Loan Worksheet has not been provided for review.  Please provide.

Buyer Comment (2021-08-31): [redacted]: We provided the Home Loan Worksheet which makes this loan exempt under 209 CMR 53.04(b). 209 CMR 53.04 states:
(1)  A home loan shall be in compliance with 209 CMR 53.03 if it meets any of the following:

(a) The new home loan is guaranteed, originated, or funded by the Federal Housing Administration, the Department of Veterans Affairs, or other State or federal housing finance agencies;

(b) The annual percentage rate of the new home loan at consummation does not exceed by more than 2.5 percentage points for closed-end first-lien home loans, or by more than 3.5 percentage points for closed-end subordinate-lien home loans, the yield on United States Treasury securities having comparable periods of maturity to the loan maturity as of the 15th day of the month immediately preceding the month in which the application for the extension of credit is received by the lender;

(c) The new home loan is an open-end home loan and the annual percentage rate under the agreement will not exceed at any time the Prime rate index as published in the Wall Street Journal plus a margin of one percentage point;

(d) The new home loan is a Qualified Mortgage; or

(e) The borrower is able to recoup the costs of refinancing the home loan within two years, taking into account the costs and fees, and the interest rate on the new home loan is reduced without increasing the amortization period of the new home loan compared to the original amortization term of the old home loan.

Reviewer Comment (2021-08-27): Per [redacted] compliance, the requirements for [redacted] home loans are found under 209 CMR 53. 209 CMR 53.02 defines a home loan as: "a loan, other than a reverse mortgage transaction, in which:
(a) the borrower is a natural person;
(b) the debt is incurred by the borrower primarily for personal, family or household purposes; and
(c) the debt is secured by a mortgage on real estate improved with a dwelling designed to be occupied by not more than four families and occupied or to be occupied in whole or in part by the borrower.
Home loan does not include a loan with a maturity of less than one year, if the purpose of the loan is a "bridge" loan connected with the acquisition or construction of a dwelling intended to become the borrower's principal dwelling."

There is no exemption within the definition for a cash-out refinance.  Further, the statute specifically states that "(1) A lender shall develop policies and procedures to demonstrate compliance with 209 CMR 53.00. Such policies and procedures shall include, at a minimum, a worksheet or other document to be dated at or before closing by the lender indicating how the lender determined that the home loan is in the borrower's interest.
Such worksheet or other document shall include, at a minimum:
(a) if a lender determines that a home loan meets one of the factors in 209 CMR 53.04(1), the lender shall indicate specifically how the home loan fulfills such factor; or
(b) if a home loan does not meet one of the factors in 209 CMR 53.04(1), a lender shall indicate specifically how the lender determined that the home loan was in the borrower 's interest."

Buyer Comment (2021-08-17): [redacted]: This loan is a cash out loan. The Tangible net benefit is providing the client a cash out loan.

																	09/03/2021			1	A		MA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405457			22071316			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-08-18): Documentation to satisfy exception has been provided.	08/18/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405466			22000619			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Final title policy amount deficient by [redacted]				Reviewer Comment (2021-08-17): Comment from [redacted] states the exception had been satisfied and the exception should have been cleared. Buyer Comment (2021-08-12): Comment states the exception is satisfied. Can you please ensure this is cleared and approved to fund Reviewer Comment (2021-08-02): Final title was provided to support acceptable coverage amount. Exception is cleared. Buyer Comment (2021-08-01): Please see attached.	08/17/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405472			22000002			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The verbal verification of employment for the co-borrower at [redacted] was conducted on [redacted], more than 10 business days before consummation.				Reviewer Comment (2021-08-03): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405475			21815546			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The box for Homeowner's Insurance should have been marked in escrow (Yes, Some) under Estimated Taxes, Insurance & Assessments section of the final Closing Disclosure for Walls In insurance.				Buyer Comment (2021-08-09): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the walls-in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Reviewer Comment (2021-07-15): Disclosed as Other formatting issue Ev2			08/09/2021	2	B		WA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405476			22001261			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard insurance expires on [redacted] which is less than 45 days from the Note date of [redacted].				Reviewer Comment (2021-08-25): Documentation provided shows insurance policy has been updated to satisfy the exception. Reviewer Comment (2021-08-03): Previous calibration call client informed [redacted] if HOI is expiring within [redacted] days of note date, then new policy is required regardless if escrowed or not. Buyer Comment (2021-08-01): Please see attached.	08/25/2021			1	A		NV	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405476			22001381			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment reflects original lender was [redacted].				Buyer Comment (2021-08-01): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts			08/01/2021	2	B		NV	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405477			22096570			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	There is no evidence of Appraisal delivery date in the file.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-08): Document has been uploaded again and is an email from [redacted]. Reviewer Comment (2021-09-08): Only document provided is an email from [redacted] stating "Please see attached..." however nothing was with it. Please submit updated document or waiver. Buyer Comment (2021-09-03): See attached	09/08/2021			1	A		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405477			22096571			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The initial Escrow deposit on page 2 of the Final Closing Disclosure is [redacted] which does not match escrow deposit on the Initial Escrow Disclosure of [redacted].				Reviewer Comment (2021-09-08): Discrepancy is within tolerance of the guidelines. Exception is satisfied. Buyer Comment (2021-09-04): This is simply due to a rounding. The taxes are [redacted] annually. [redacted]/[redacted] = [redacted]/month. The CD rounded to [redacted] and the initial escrow account statement did not. This is why there is a [redacted] cent difference. However, due to rounding and circumstances similar to this Escrows are allowed a [redacted] tolerance. Due to that allowed tolerance, this meets guidelines. Please review to clear this conditon.	09/08/2021			1	A		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405477			22820314			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Borrower was sent a copy of the appraisal report on [redacted], however the Effective Date of the Appraisal was [redacted] and date of Signature and Report was [redacted].				Buyer Comment (2021-09-08): We acknowledge the dates on the appraisal, please escalate this to be approved as is.			09/08/2021	2	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405480			21818046			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		The verbal verification of employment with [redacted] was conducted on [redacted] more than 10 days before the note date.				Reviewer Comment (2021-08-03): Revised VVOE employment only from client's internal system confirmed borrower was employed within ten days of note date was provided to satisfy exception. Exception Cleared Buyer Comment (2021-07-29): Please see attached.	08/03/2021			1	A		UT	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405480			21819212			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final itemization did not include [redacted] processing fee as finance charge.
Reviewer Comment (2021-09-01): PCCD provided with revised finance charges to satisfy exception

Buyer Comment (2021-08-27): Please see attached curing the issue. Please review to clear this condition.

Reviewer Comment (2021-08-10): Information of LE and CD calculations document does not satisfy exception.  Client did not include process fee in finance charge calculation.  CD addendum does not indicate that fee was paid by a third party.  Exception cannot be cleared with documentation provided.

Buyer Comment (2021-08-09): The finance charge is correct. Please see attached CD addendum for fees paid by others not to be included as well as the Itemization of Amount Financed for the Prepaid Finance Charges. Please review to clear this condition.

																	09/01/2021			1	A		UT	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405481			21931720			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		[redacted]: Rental property on Schedule E was not included in DTI by lender. Lender conditioned for explanation of property status. No evidence of property status / disposition in file - required.				Reviewer Comment (2021-08-03): Property sold [redacted]. Per document [redacted]. Buyer Comment (2021-07-29): Please see attached.	08/03/2021			1	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405486			21819738			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	There is no documentation in the file that the FACTA Disclosure was provided to the borrowers.				Reviewer Comment (2021-09-01): Provided for both borrowers. Exception cleared. Buyer Comment (2021-08-26): Please see attached Reviewer Comment (2021-08-24): Not found in file.	09/01/2021			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405486			21819865			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The monthly escrow amount is [redacted] x [redacted] = [redacted]. Page 4 of the CD shows [redacted]. It appears that tax estimate used on CD does not match amount on [redacted] tax notice.				Reviewer Comment (2021-08-20): [redacted] received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2021-08-12): see attached		08/20/2021		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405486			21823579			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No document found in file to show borrower received copy of apprasial.				Reviewer Comment (2021-08-03): Appraisal given to client [redacted], via email per trailing document supplied [redacted]. Buyer Comment (2021-07-29): Please see attached	08/03/2021			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405487			21985354			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice to the borrower reflects [redacted] which matches the Appraisal Report Date. The Note is dated [redacted]. Less than 3 days fall between the Appraisal completion / provided date and the Note date.				Reviewer Comment (2021-08-03): Client provided signed appraisal delivery waiver to clear exception. Buyer Comment (2021-08-01): Please see attached.	08/03/2021			1	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405494			21964024			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	The revised Notice of Right to Cancel reflects that the right to cancel expires on [redacted], however the Final Closing Disclosure reflects the disbursement date as [redacted]. A revised Closing Disclosure with a disbursement date of [redacted] was not provided.
Reviewer Comment (2021-09-08): Received required documentation. Cleared

Buyer Comment (2021-09-03): Please see attached confirming the ROR was delivered to the borrower electronically meeting the timing guideline. Please review to clear this condition.

Reviewer Comment (2021-08-30): Recession date must be changed.  CPFB states anything closing after [redacted] must reflect new holiday which this loan does not reflect. Exception cannot be cleared until updated recession and proof sent to borrower has been provided.

Buyer Comment (2021-08-24): The CFPB interpretative rule allows us to treat [redacted] as a business day. It states" For rescission of closed-end mortgages and TILA-RESPA Integrated Disclosures, whether [redacted], [redacted], counts as a business day or federal holiday depends on when the relevant time period began. If the relevant time period began:

On or before [redacted], then [redacted] was a business day.
After [redacted], then [redacted] was a federal holiday."

Reviewer Comment (2021-08-03): [redacted] was a national holiday and day loan closed cannot be used a initial day for rescission.

Buyer Comment (2021-08-01): Please see attached.

																	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405497			22116703			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - K-1 Less Than 25 Percent	General QM: Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records.	Application was taken after [redacted] tax deadline on [redacted]. Neither [redacted] tax returns or tax extension was not provided.				Reviewer Comment (2021-08-24): Tax extension supplied.	08/24/2021			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405497			22116705			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records.	Application was taken after [redacted] tax deadline on [redacted]. Neither [redacted] tax returns or tax extension was not provided.				Reviewer Comment (2021-08-24): Extenion supplied pages 863 & 864.	08/24/2021			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405500			22115589			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender used rental income to offset PITI of the departing residence [redacted], however, rental income was not documented making the DTI [redacted].				Reviewer Comment (2021-08-27): [redacted] Tax returns were provided to satisfy exception	08/27/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405500			22115636			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2021-08-27): Most recent tax returns were provided to satisfy exception.	08/27/2021			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405500			22115637			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted] moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender used rental income to offset PITI of the departing residence [redacted], however, rental income was not documented making the DTI [redacted].				Reviewer Comment (2021-08-27): [redacted] Returns were provided to satisfy exception.	08/27/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405500			22115654			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2021-08-27): Most recent tax returns were provided to satisfy exception.	08/27/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405501			22097046			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [redacted]. Provide updated policy reflecting minimum coverage of [redacted] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2021-09-02): replacement cost provided Buyer Comment (2021-09-01): Please see the trailing document uploaded on [redacted]. A copy of the RCE we were provided from the insurance company.	09/02/2021			1	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405501			22097073			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Transfer tax was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include [redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2021-09-07): [redacted] received a valid Attestation letter for the Transfer Taxes being included in the total of [redacted] disclosed as Recording Fees and Other Taxes. No additional fee as imposed on the consumer.

Buyer Comment (2021-09-07): Please see attached Attestation Letter. Please reveiw to clear this condition.

Reviewer Comment (2021-09-02): [redacted]: Provide Attestation letter to confirm the transfer tax incorrectly disclosed and included to Recording fee also provide fee broke down for the both fees or else required valid COC or cure document in order to clear the exception. Since, the Transfer taxes added on LE dated [redacted] (#2) in the amount of [redacted]. Also, file does not contain a valid COC for this fee added on revised LE.

Buyer Comment (2021-09-01): This is a result of the Transfer Taxes being included in the total of [redacted] disclosed as Recording Fees and Other Taxes. No additional fee as imposed on the consumer. Historically, an Attestation letter has been able to remedy the issue. Please confirm one will remedy this issue.

																	09/07/2021			1	A		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405501			22104187			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2021-09-02): Removed and waive app fee from credit and provided new docs Buyer Comment (2021-09-01): It is agreed the rental income was incorrect. It has been corrected. However, the application deposit was removed as no deposit was taken from the borrower for the appraisal. Removing this brings the DTI back in line. Please review to clear this condition. Attached is the updated 1003, 1008 and AUS findings.	09/02/2021			1	A		OR	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405501			22104188			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted] moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Actual rental loss on investment property at [redacted] was [redacted] versus [redacted] loss used for qualification. Based monthly lease of [redacted] ([redacted] used for qualification) and PITI of [redacted]. This discrepancy is increasing DTI above client's threshold of [redacted] to [redacted].				Reviewer Comment (2021-09-02): DTI was correct removing app fee from credit Buyer Comment (2021-09-01): It is agreed the rental income was incorrect. It has been corrected. However, the application deposit was removed as no deposit was taken from the borrower for the appraisal. Removing this brings the DTI back in line. Please review to clear this condition. Attached is the updated 1003, 1008 and AUS findings.	09/02/2021			1	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405501			22104309			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Actual rental loss on investment property at [redacted] was [redacted] versus [redacted] loss used for qualification. Based monthly lease of [redacted] ([redacted] used for qualification) and PITI of [redacted]. This discrepancy is increasing DTI above client's threshold of [redacted] to [redacted].				Reviewer Comment (2021-09-02): corrected DTI Buyer Comment (2021-09-01): It is agreed the rental income was incorrect. It has been corrected. However, the application deposit was removed as no deposit was taken from the borrower for the appraisal. Removing this brings the DTI back in line. Please review to clear this condition. Attached is the updated 1003, 1008 and AUS findings.	09/02/2021			1	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405501			22161911			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
Reviewer Comment (2021-09-02): corrected DTI removing credit

Buyer Comment (2021-09-01): It is agreed the rental income was incorrect. It has been corrected. However, the application deposit was removed as no deposit was taken from the borrower for the appraisal. Removing this brings the DTI back in line. Please review to clear this condition. Attached is the updated 1003, 1008 and AUS findings.

Reviewer Comment (2021-08-05): Actual rental loss on investment property at [redacted] was [redacted] versus [redacted] loss used for qualification.  Based  monthly lease of [redacted] ([redacted] used for qualification) and PITI of [redacted].  This discrepancy is increasing DTI above client's threshold of [redacted] to [redacted].

																	09/02/2021			1	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405504			21827113			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	[redacted] is a federal holiday and can't be included in the rescission period. Therefore, the loan should not have disbursed until [redacted].				Reviewer Comment (2021-08-18): Provided: Letter of Explanation, Proof of Delivery, and Re-open Rescission Buyer Comment (2021-08-18): Please see upload package from today [redacted]. Reopened recission.		08/18/2021		2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405504			21827114			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	[redacted] is a federal holiday and can't be included in the rescission period. Therefore, the loan should not have disbursed until [redacted].				Reviewer Comment (2021-08-18): Provided: Letter of Explanation, Proof of Delivery, and Re-open Rescission Buyer Comment (2021-08-18): Please see upload package from today [redacted]. Reopened recission.		08/18/2021		2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215405505			21822838			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Only one month account statement provided to verify [redacted] account for the co-borrower with [redacted]. 2 months are required.				Reviewer Comment (2021-08-03): Per guideline, only [redacted] month or a quarterly statement needed.	08/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215405505			21822853			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	-	Only one month account statement provided to verify [redacted] account for the co-borrower with [redacted]. 2 months are required.				Reviewer Comment (2021-08-03): Per guideline, only [redacted] month or a quarterly statement needed.	08/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475285			22071967			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The Affiliated Business Arrangement Disclosure Statement dated [redacted] (within 3 business days of the application date) was not signed by the borrowers. It is noted that the Affiliated Business Arrangement Disclosure dated [redacted] was signed by the borrowers.
Reviewer Comment (2021-09-08): Received required documentation. Cleared.

Buyer Comment (2021-09-03): [redacted]: please see the attached package that includes the ABA, and proves it was provided with the Loan Estimate on [redacted]. The documents have a barcode at the bottom that match and prove they were delivered as the evidentiary document shows.

Reviewer Comment (2021-09-02): Provide proof of receipt to borrower at int.

Buyer Comment (2021-08-25): [redacted]: The exception is not accurate as RESPA states " This disclosure must be provided on a separate piece of paper either at the time of loan application, or with the GFE, or at the time of the referral.", and the document was provided at the time of application. RESPA does not require a signature.

Reviewer Comment (2021-08-24): Exception remains accurate & true.

Buyer Comment (2021-08-17): [redacted]: We have no ability to force the client to sign documentation within 3 days of application, so the fact the document was not signed is not violating any regulation. Client was provided the documentation as required within the 3 days timeframe as required.

																	09/08/2021			1	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475288			22081662			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The Closing Disclosure reflecting the addition of the [redacted] final inspection fee was not issued until [redacted]. Although the lenders re-disclosure history reflects a Trigger Date of [redacted], the appraisal was signed on [redacted]. Based on this date, the Closing Disclosure reflecting the additional of the fee was not provided within 3 business days. There was no evidence when the appraisal was received in order to support the [redacted] Trigger Date. A tolerance cure is required in the amount of [redacted].
Reviewer Comment (2021-08-24): [redacted] received Corrected PCCD, Letter of Explanation and Copy of Refund Check. Also, upon further review Tracking indicates label has been picked up for shipping.

Buyer Comment (2021-08-24): The documents are scheduled to be delivered today.

Reviewer Comment (2021-08-19): [redacted] received LOE, corrected PCCD, copy of refund check, and shipping label.  Tracking indicates the label has been created; however, it has not been picked up for shipping.  Proof of mailing is required to cure.

Buyer Comment (2021-08-18): Please see the PCCD refunding the borrower [redacted]for the inspection.

Buyer Comment (2021-08-18): PCCD

																		08/24/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475291			22075794			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	HOI was effective on [redacted] after note date of [redacted].
Reviewer Comment (2021-08-30): Disbursement of loan supports [redacted].

Reviewer Comment (2021-08-25): Per guidelines: funds are dispersed at the close of sale.  Purchases disburse, same day, not next day.  Hence closing was [redacted], HOI needs to be effective [redacted].

Buyer Comment (2021-08-24): [redacted]: The state doesn't matter here, for purchase loans we do not require the HOI to start until the disbursement date in line with Fannie recommendations.

Reviewer Comment (2021-08-18): Loan closed in [redacted].  HOI was not effective on note date of [redacted]. [redacted] is not a dry closing state.

Buyer Comment (2021-08-17): [redacted]: The disbursement date of the transaction is not until [redacted], which is the date we require insurance to be effective for. Please review.

																	08/30/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475294			22083312			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Reviewer Comment (2021-08-25): Updated policy has been provided to clear the exception. Buyer Comment (2021-08-23): see attached	08/25/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475300			22091156			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed 10%. On this loan, the recording fee increased by less than 10% on [redacted] from [redacted] to [redacted] and 10% fess will not re-baseline to increased fee. The final increase of fee to [redacted] requires [redacted] cure based on initial baseline of [redacted].
Reviewer Comment (2021-09-09): Provided:  Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Reviewer Comment (2021-09-09): Received revised CD reflecting tolerance cure, copy of the check, and mailing label.  Did not receive the letter to the borrower.

Buyer Comment (2021-09-09): Please see attached redisclosure package curing the issue. Please review to clear this condition.

Reviewer Comment (2021-09-08): Required tolerance cure required is [redacted].

Buyer Comment (2021-09-04): It is agreed a [redacted] tolerance violation occured due to re-baselining. However, the initial LE disclosed the recording fee as [redacted]. The final CD had [redacted] imposed on the consumer. Therefore the cure should be [redacted] * [redacted] = [redacted] - [redacted] for a total cure of [redacted]. Please confirm [redacted] as sufficient cure.

Reviewer Comment (2021-09-01): Cure for tolerance violation has not been provided.  Increase did not re-baseline and tolerance is based on original disclosed fee of [redacted].

Buyer Comment (2021-08-31): See attached redisclosure dated [redacted]

																		09/09/2021		2	B		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475303			22097324			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment dated [redacted] is not within 10 business days of the [redacted] note date.				Reviewer Comment (2021-08-27): Documentation has been provided to satisfy the exception. Buyer Comment (2021-08-24): Please see attached VOE completed [redacted]. Please note this loan is not subject to appendix Q making this VOE allowed. Please review to clear this condition. Reviewer Comment (2021-08-20): Documentation provided does not list employer name, phone number called, contact name, contact title, or date of contact. Buyer Comment (2021-08-17): Please see attached confirming the VOE recert was completed [redacted]. Please review to clear this condition.	08/27/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475304			22106523			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The final loan application indicates a new [redacted] loan [redacted] was opened for [redacted] for the co-borrower, but documentation to support this new mortgage is missing from the loan file. Mortgage payment of [redacted] is not verified with documentation provided.				Reviewer Comment (2021-08-19): Documentation has been provided to satisfy the Exception. Buyer Comment (2021-08-15): Please see attached	08/19/2021			1	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475305			22106554			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The application date is [redacted] and LE in file dated [redacted], which was not within 3 days of the application date and there was not a separate right to receive appraisal located in the file.				Reviewer Comment (2021-08-31): Updated LEs were provided Reviewer Comment (2021-08-27): If application date was [redacted], please provide all LE from [redacted] - [redacted] as the earliest LE in file was [redacted] Buyer Comment (2021-08-22): [redacted]: Client received their right to receive appraisal on [redacted].	08/31/2021			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475305			22107827			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The application date is [redacted] and LE in file dated [redacted], which was not within 3 days of the application date.				Reviewer Comment (2021-08-31): Updated LEs were provided Reviewer Comment (2021-08-27): If application date was [redacted], please provide all LE from [redacted] - [redacted] as the earliest LE in file was [redacted] Buyer Comment (2021-08-22): [redacted]: The application date was [redacted] and the loan estimate had already been provided at that point. There is no requirement to provide the LE after the initial LE has already gone out.	08/31/2021			1	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475306			22091895			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [redacted] contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	The Closing Disclosure with Date Issued on [redacted] reflects the APR/TIP as [redacted]. The subsequent Closing Disclosure issued on [redacted] reflects the APR as [redacted] and was not provided to the borrower at least 3 business days prior to closing.
Reviewer Comment (2021-09-08): Per Rocket, web call [redacted], CD was never disclosed to the client per [redacted] system.

Reviewer Comment (2021-08-30): Item to be discussed in next calibration meeting.  It is impossible for [redacted] to confirm if a CD/LE that is not favorable for the client was never disclosed to the borrower.

Buyer Comment (2021-08-24): [redacted]: The [redacted] CD was never disclosed to the client, as it was supposed to be provided at the signing table but wasn't due to several issues including titles missing and the payment stream not being in correct form. This document was never disclosed.

																	09/08/2021			1	A		MA	Primary	Purchase	TRID timing exception, no remediation available.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475308			22103418			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The source used to obtain phone #/address on closing Verbal VOE dated [redacted] was blank.				Reviewer Comment (2021-08-25): Document provides source information for VVOE. Exception has been satisfied.	08/25/2021			1	A		CO	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475309			22135218			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Flood Insurance should be reflected under the "Insurance" versus "Other" section on page 1 of the CD under the Estimated Taxes, Insurance and Assessments in the Projected Payments Section.
Buyer Comment (2021-08-26): This is correctly disclosed as a more consumer friendly method. As the traditional hazard insurance policy is not escrowed and the Flood insurance is. Its disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-08-23): Regraded to EV2-B as the Flood Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Reviewer Comment (2021-08-23): Downgrading exception to EV2 at clients request.

Buyer Comment (2021-08-17): This is correctly disclosed as a more consumer friendly method. As the traditional hazard insurance policy is not escrowed and the Flood insurance is. Its disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

																			08/26/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475315			22102718			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	The initial escrow statement was not found in the file.				Reviewer Comment (2021-09-01): IEAD Statement provided to satisfy exception Buyer Comment (2021-08-31): Please see the trailing document package.	09/01/2021			1	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475316			22094329			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Closing Disclosure issued on [redacted] shows "No" for Homeowners insurance included in escrow, but Walls-In policy is included. The Walls In is incorrectly reflected in the "Other" section of the Estimated Taxes, Insurance and Assessments.
Buyer Comment (2021-08-31): [redacted] is a client service based organization and as a result we will reflect items correctly for which they are named so that the client most correctly understands the documents. Walls-in insurance is not
"homeowners insurance" as it doesn't cover the dwelling, but the contents of the dwelling, therefore we reflect Walls-in as homeowners insurance.
Please downgrade or clear this condition as it is invalid, and within regulation.

Reviewer Comment (2021-08-31): The exception was regarded to EV2-B as the walls-in homeowner's coverage is being disclosed to the consumer, just in the incorrect line as it should be part of Homeowner's insurance, but instead was disclosed under Other.

Buyer Comment (2021-08-23): [redacted]: Rocket Mortgage is a client service based organization and as a result we will reflect items correctly for which they are named so that the client most correctly understands the documents. Walls-in insurance is not "homeowners insurance" as it doesn't cover the dwelling, but the contents of the dwelling, therefore we reflect Walls-in as homeowners insurance. Please downgrade or clear this condition as it is invalid, and within regulation.

																			08/31/2021	2	B		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475318			22103154			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	[redacted] tolerance was exceeded by [redacted] due to increase of recording fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include [redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2021-09-01): [redacted] Received COC dated [redacted] and [redacted] therefore no cure require. Buyer Comment (2021-08-31): Please see the redisclosure history on page 1/921 of the loan file there was a valid CIC on [redacted] and [redacted] because of the amount of the recording fees for the subordination.	09/01/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475319			22102985			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not found to verify property taxes for the property at [redacted]. It was noted there was a tax printout in file, that was not legible. It was not possible to determine if it belonged to this property.				Reviewer Comment (2021-08-31): Missing tax document was provided to clear exception	08/31/2021			1	A		NH	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475319			22103534			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The appraisal fee was not provided/received until [redacted] which is not within three business days of closing.				Reviewer Comment (2021-08-31): Waiver provided to clear exception	08/31/2021			1	A		NH	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475321			22198379			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		A revised title commitment reflected the mortgage amount of [redacted] versus [redacted] was not found and the final title policy was not in the file.				Reviewer Comment (2021-09-02): Updated documentation has been provided to satisfy the exception. Buyer Comment (2021-09-01): see attached	09/02/2021			1	A		MD	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475321			22200247			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	The loan closed on [redacted] with a disbursement date of [redacted]. The disbursement date should have been [redacted] as the legal holiday on [redacted] should not have been included in the calculation.				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Buyer Comment (2021-09-02): Please see attached from the CFPB confirming the timing of this loan meets requirements with respect to ROR. Please review to clear this condition as this is treated as a business day.	09/07/2021			1	A		MD	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475321			22282681			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.	The revised Notice of Right to Cancel reflecting the correct expiration date of [redacted] was not executed and there was no evidence the borrower's in fact received the disclosure. It was noted the original disclosure provided at closing with the incorrect expiration date of [redacted] was signed by the borrower(s).				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Buyer Comment (2021-09-02): Please see attached from the CFPB confirming the timing of this loan meets requirements with respect to ROR. Please review to clear this condition as this is treated as a business day.	09/07/2021			1	A		MD	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475321			22282683			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The revised Notice of Right to Cancel reflecting the correct expiration date of [redacted] was not executed and there was no evidence the borrower's in fact received the disclosure.				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Buyer Comment (2021-09-02): Please see attached from the CFPB confirming the timing of this loan meets requirements with respect to ROR. Please review to clear this condition as this is treated as a business day.	09/07/2021			1	A		MD	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475326			22181160			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The closing verbal VOE within 10 days of the Note date was not found in the file for [redacted] employer at [redacted]. The most recent is dated [redacted] and closing was [redacted].				Reviewer Comment (2021-08-16): Documentation was provided to show the Verbal VOE to be completed within the guidelines timeframe. Buyer Comment (2021-08-15): Please see attached confirming the VOE recert was completed [redacted]. Please review to clear this condition.	08/16/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475328			22104965			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	There were numerous loan amount changes not all of which were disclosed with a change of circumstance.				Reviewer Comment (2021-08-19): Valid COC was provided to satisfy exception	08/19/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475330			22123999			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The loan closed on [redacted] and new federal holiday announced prior to for [redacted]. This was not counted in the right of rescission.				Reviewer Comment (2021-09-01): Revised RTC was provided to satisfy exception	09/01/2021			1	A		MO	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475335			22104975			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	[redacted] W-2 was not provided for Borrower				Reviewer Comment (2021-08-17): [redacted] provided valid Written Verbal Verification of Employment. According to Guidelines a W-2 is not needed when a WVOE is present. Buyer Comment (2021-08-15): Please see attached WVOE used in lieu of paystubs and W2's. Please review to clear this condition.	08/17/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475336			22104760			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The HOI policy was not found in the file.				Reviewer Comment (2021-09-07): Policy has been provided showing [redacted] dwelling replacement cost. However the payee is not listed on the document provided. Buyer Comment (2021-09-05): Please see attached Dec page. Please review to clear this condition. Reviewer Comment (2021-09-02): The document reference appears to be the borrowers 401K statement. Please provide the hazard insurance policy Buyer Comment (2021-08-31): Please see page 723/761 of the loan file.	09/07/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475341			22116075			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The hazard policy noted the prior lender as mortgagee.				Reviewer Comment (2021-08-23): Documentation has been provided to satisfy the exception.	08/23/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475341			22116257			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The homeowner's insurance box under the Estimated taxes, insurance and assessments was not completed.
Buyer Comment (2021-08-31): The insurance the client possesses is a Walls-in policy and is not considered a H03 or full homeowners policy. We do not classify Walls-in policies as HOI policies because they do not protect the replacement cost of the property as H03 policies do.

Reviewer Comment (2021-08-27): Regraded to EV2-B as the Walls-In Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2021-08-22): [redacted]: The insurance the client possesses is a Walls-in policy and is not considered a H03 or full homeowners policy. We do not classify Walls-in policies as HOI policies because they do not protect the replacement cost of the property as H03 policies do.

																			08/31/2021	2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475342			22115539			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The Mortgage Broker Fee was not disclosed on the LE and added to the CD dated [redacted] in the amount of [redacted] without a valid change in circumstance. The fee was reduced to [redacted] on the final closing disclosure. A tolerance cure in the amount of [redacted] is required.				Reviewer Comment (2021-08-27): [redacted] received valid document to clear the exception.	08/27/2021			1	A		NC	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475343			22115573			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of ___ is less than Cash From Borrower ___.	Missing Assets for closing. Noted on approval that Closing statement from sale of departure residence was requested, but statement was not found in file.				Reviewer Comment (2021-08-24): Supplied and acceptable. Buyer Comment (2021-08-19): See attached departure residence CD showing fund to seller of [redacted] and review to clear condition.	08/24/2021			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475345			22116694			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Other Rider is missing.				Reviewer Comment (2021-08-25): Legal description provided to satisfy the exception/	08/25/2021			1	A		OR	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475348			22116829			Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	[redacted] Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
Reviewer Comment (2021-09-01): Loan is a QM loan determined to be in compliance with 209 CMR 53.03 under 209 CMR 53.04(1)(d) QM worksheet documenting QM status in D0165.  Additionally, Due diligence loan designation is Safe Harbor QM (APOR)

Buyer Comment (2021-08-31): [redacted]: We provided the Home Loan Worksheet which makes this loan exempt under 209 CMR 53.04(b). 209 CMR 53.04 states:
(1)  A home loan shall be in compliance with 209 CMR 53.03 if it meets any of the following:

(a) The new home loan is guaranteed, originated, or funded by the Federal Housing Administration, the Department of Veterans Affairs, or other State or federal housing finance agencies;

(b) The annual percentage rate of the new home loan at consummation does not exceed by more than 2.5 percentage points for closed-end first-lien home loans, or by more than 3.5 percentage points for closed-end subordinate-lien home loans, the yield on United States Treasury securities having comparable periods of maturity to the loan maturity as of the 15th day of the month immediately preceding the month in which the application for the extension of credit is received by the lender;

(c) The new home loan is an open-end home loan and the annual percentage rate under the agreement will not exceed at any time the Prime rate index as published in the Wall Street Journal plus a margin of one percentage point;

(d) The new home loan is a Qualified Mortgage; or

(e) The borrower is able to recoup the costs of refinancing the home loan within two years, taking into account the costs and fees, and the interest rate on the new home loan is reduced without increasing the amortization period of the new home loan compared to the original amortization term of the old home loan.

Reviewer Comment (2021-08-30): Per [redacted] compliance, the requirements for [redacted] home loans are found under 209 CMR 53. 209 CMR 53.02 defines a home loan as: "a loan, other than a reverse mortgage transaction, in which:
(a) the borrower is a natural person;
(b) the debt is incurred by the borrower primarily for personal, family or household purposes; and
(c) the debt is secured by a mortgage on real estate improved with a dwelling designed to be occupied by not more than four families and occupied or to be occupied in whole or in part by the borrower.
Home loan does not include a loan with a maturity of less than one year, if the purpose of the loan is a "bridge" loan connected with the acquisition or construction of a dwelling intended to become the borrower's principal dwelling."

There is no exemption within the definition for a cash-out refinance.  Further, the statute specifically states that "(1) A lender shall develop policies and procedures to demonstrate compliance with 209 CMR 53.00. Such policies and procedures shall include, at a minimum, a worksheet or other document to be dated at or before closing by the lender indicating how the lender determined that the home loan is in the borrower's interest.
Such worksheet or other document shall include, at a minimum:
(a) if a lender determines that a home loan meets one of the factors in 209 CMR 53.04(1), the lender shall indicate specifically how the home loan fulfills such factor; or
(b) if a home loan does not meet one of the factors in 209 CMR 53.04(1), a lender shall indicate specifically how the lender determined that the home loan was in the borrower 's interest."

Buyer Comment (2021-08-17): Per 209 CMR 53.04 " (1)  A home loan shall be in compliance with 209 CMR 53.03 if it meets any of the following: (b) The annual percentage rate of the new home loan at consummation does not exceed by more than [redacted] percentage points for closed-end first-lien home loans, or by more than [redacted] percentage points for closed-end subordinate-lien home loans, the yield on United States Treasury securities having comparable periods of maturity to the loan maturity as of the 15th day of the month immediately preceding the month in which the application for the extension of credit is received by the lender; " We meet this by providing the Higher Priced Loan Worksheet which confirms we meet this requirement.

																	09/01/2021			1	A		MA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475348			22126905			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [redacted]. Provide updated policy reflecting minimum coverage of [redacted] per HOI Replacement Cost Estimator in file OR provide copy of an updated insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2021-08-18): Guaranteed Replacement Cost Coverage document has been provided to satisfy the exception. Buyer Comment (2021-08-17): [redacted]: The policy contains replacement cost coverage confirming they will pay whatever is needed to rebuild the home, see attached document.	08/18/2021			1	A		MA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475349			22106330			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance policy could not be located in the file				Reviewer Comment (2021-09-03): Updated hazard policy has been provided to satisfy the exception. Buyer Comment (2021-09-02): see attached	09/03/2021			1	A		AZ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475349			22116750			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to cancel verified as H-8
Buyer Comment (2021-09-07): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment (2021-09-07): Form H-9 is required for same lender refinance.  The following is required to cure:  Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.  Exception remains.

Buyer Comment (2021-09-02): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

																			09/07/2021	2	B		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475350			22127515			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Documentation was not found to verify the borrower has a history of bonus earnings. The only documented bonus earnings are for YTD. Borrower does not appear to have a history of receiving bonus earnings based on the previous years W2's. Need to verify bonus earnings are consistent and will continue.				Reviewer Comment (2021-08-31): Bonus Removed. DTI acceptable. Exception cleared. Buyer Comment (2021-08-26): [redacted]: Bonus removed, see updated 1003/1008. Loan qualifies.	08/31/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475353			22127492			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Expected date is [redacted].				Reviewer Comment (2021-09-01): Revised RTC was provided to satisfy exception.	09/01/2021			1	A		GA	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475356			22116961			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Policy expired on [redacted] there is no evidence of renewal policy in the file.				Reviewer Comment (2021-08-24): Updated policy has been provided with new expiration date. Buyer Comment (2021-08-19): Please see attached copy of the HOI renewal and review to clear condition.	08/24/2021			1	A		OK	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475356			22128426			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The closing VOE for [redacted] dated [redacted] was missing the source used to obtain the phone number/address or was blank..				Reviewer Comment (2021-08-25): Documentation was provided to satisfy the exception. Buyer Comment (2021-08-25): Please see attached [redacted] search verifying the employer's phone number and review to clear condition. Reviewer Comment (2021-08-24): Please provide third party source for employer contact information. Buyer Comment (2021-08-19): Please see attached VOE with source listed and review to clear condition.	08/25/2021			1	A		OK	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475357			22128390			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	The Creditor is on the Known Affiliates list however there is no Affiliated Business Arrangement in the file.				Reviewer Comment (2021-08-27): Nuline closed the loan, no ABA needed. Buyer Comment (2021-08-19): See attached and review to clear condition.	08/27/2021			1	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475359			22118027			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage amount is not sufficient, Coverage is short [redacted] No replacement cost estimator in file and coverage does not reflect Guaranteed Replacement.				Reviewer Comment (2021-09-07): RCE is [redacted] coverage, rebuildable. Acceptable. Buyer Comment (2021-09-05): The purpose of providing the RCE is to confirm the HOI converage is sufficient to cover replacement cost. It even mentions RCE in the original exception comments. Coverage exceeds replacement cost. Please review to clear this condition. Reviewer Comment (2021-09-01): Document provided does not show evidence the insurance policy would be enough to cover the loan amount. Buyer Comment (2021-08-31): Please see the RCE uploaded on [redacted]	09/07/2021			1	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475364			22118329			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing HO-6 (Walls In) Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2021-08-15): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Reviewer Comment (2021-08-04): Disclosed as other format of disclosure EV2			08/15/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475368			22118604			Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Complaint Agency Disclosure Not Provided)	South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Documentation could not be located in the file				Reviewer Comment (2021-09-01): Document provided to clearSC disclosure Buyer Comment (2021-08-26): Please see attached confirming wheree the borrower can submit complaints just before the signature line. Please review to clear this condition.	09/01/2021			1	A		SC	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475368			22118803			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	On the approval the hazard insurance and the flood insurance are combined which does not accurately reflect the two separate costs of [redacted] and [redacted] causing a regulation failure.
Buyer Comment (2021-09-07): This is correctly disclosed as a more consumer friendly method. As the traditional hazard insurance policy is not escrowed, the flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-09-07): Regraded to level 2

Buyer Comment (2021-09-03): Previous calibration call confirmed this to be downgraded to a Grade 2 condition. No further CD will be provided as we do not agree with this finding due to this method being more consumer friendly than any alternative. This condition has fired on several loans and our response results in the downgrade.

Reviewer Comment (2021-09-01): No correct CD was provided

Buyer Comment (2021-08-26): This is correctly disclosed as a more consumer friendly method. As the traditional hazard insurance policy is not escrowed, the flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

																			09/07/2021	2	B		SC	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475368			22118806			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Valid changed circumstance was not provided to confirm increased fee on [redacted]. Cure for violation was not found on PCCD.
Reviewer Comment (2021-08-30): [redacted] Received COC dated [redacted] and rate lock therefore no cure require.

Buyer Comment (2021-08-27): Please see attached. Pg 614 shows the rate was extended again on [redacted]. Please review to clear this condition.

Reviewer Comment (2021-08-27): [redacted] received COC for [redacted] but the loan discount point was increased on [redacted] so please provide COC for [redacted] to clear the exception or cure required.

Buyer Comment (2021-08-26): Please see attached CIC for the increase to the loan discount points. there was a need for a second rate lock extension which came at a cost to the borrower. Please review to clear this conditon.

																	08/30/2021			1	A		SC	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475370			22119225			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Funding date should have been [redacted] due to federal holiday on [redacted] and thus, not being able to count that day in rescission period for borrowers.				Reviewer Comment (2021-08-24): Document supplied and acceptable. Buyer Comment (2021-08-17): [redacted] Disbursement verification shows actual disbursement was on the [redacted].	08/24/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475370			22134199			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The closing VOE dated [redacted] for VMware did not have the source used to obtain phone#/address completed.				Reviewer Comment (2021-08-18): Documentation was provided that satisfies the exception. Buyer Comment (2021-08-17): [redacted]: We have provided worknumber confirmation, and that is verification of employment.	08/18/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475370			22554104			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Property type discrepancy.						Reviewer Comment (2021-09-02): PUD rider provided Buyer Comment (2021-08-26): [redacted]: We have provided a signed PUD Rider and the home is marked as a PUD, no issue is found here.	09/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475377			22136439			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Loan Originator Compensation was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include [redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2021-09-08): Valid COC was provided to show change in paid from lender to borrower paid when LTV increased.

Buyer Comment (2021-09-08): Fee change was not captured on the CIC form as it occurred between the initial CD and the final LE. The valid CIC is the fee changed from in-direct to direct. This change was disclosed to the client on the [redacted] CD and it gave a benefit to the client as it reduced the overall fees charged.

Reviewer Comment (2021-09-03): [redacted] Received COC dated [redacted] which is not valid. Please provide valid COC which can explain why the Loan Origination Compensation was added on CD dated [redacted] or cure required

Buyer Comment (2021-09-03): The previously provided CIC is not accurate. The borrower flipped from in-direct to direct broker compensation for a net benefit of reduced total origination fees. This was disclosed the same date as the flip. Please see attached and please review to clear this condition.

Reviewer Comment (2021-08-27): [redacted] Received COC dated [redacted] stating "Appraised Value increased" which is not valid reason. Please provide valid COC which can explain why the Loan Origination Compensation was added on CD dated [redacted] or cure required

Buyer Comment (2021-08-26): CIC form attached confirms the increase occurred as a result of a change in the appraised value

																	09/08/2021			1	A		MA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475378			22148619			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The borrower's income from [redacted] was calculated at [redacted] versus [redacted]. ([redacted] through [redacted] + [redacted] salary per the most recent paystub) This calculation was based on a YTD average since this is the most conservative approach and documentation was not found to support the use of a [redacted] and [redacted] YTD average. This increased the DTI to [redacted] which is in excess of the 45% DTI Guideline.				Reviewer Comment (2021-09-02): PL shows slight increase from [redacted] to [redacted] therefor UW used YTD of [redacted] last returns filed. Buyer Comment (2021-08-31): Please see attachment providing breakdown of the income calculation used for qualifying. All documents on file support this calculation and transcripts support the income as well.	09/02/2021			1	A		LA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475378			22148680			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	This is due to the DTI in excess of the 45% DTI guideline.				Reviewer Comment (2021-09-02): Corrected the income using current returns, PL showing slight increase over years. Buyer Comment (2021-08-31): Waterfall condition due to the income issues.	09/02/2021			1	A		LA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475378			22148681			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [redacted] moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The borrower's income from [redacted] was calculated at [redacted] versus [redacted]. ([redacted] through [redacted] + [redacted] salary per the most recent paystub) This calculation was based on a YTD average since this is the most conservative approach and documentation was not found to support the use of a [redacted] and [redacted] YTD average. This increased the DTI to [redacted] which is in excess of the 45% DTI Guideline.				Reviewer Comment (2021-09-02): Corrected the income using current returns, PL showing slight increase over years. Buyer Comment (2021-08-31): See attachment with income calculation	09/02/2021			1	A		LA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475378			22148683			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This is due to the DTI in excess of the 45% DTI guideline.				Reviewer Comment (2021-09-02): Corrected the income using current returns, PL showing slight increase over years. Buyer Comment (2021-08-31): See attachment with income calculation	09/02/2021			1	A		LA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475379			22144675			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Loan was submitted with HOA dues being [redacted]/mo for the subject property. There was no evidence in the file to verify this amount.				Reviewer Comment (2021-09-03): Per lender correspondence and post close CD, there are not any HOA dues for the subject property. Buyer Comment (2021-09-01): Please see attached redisclosure package correcting the CD as there are no HOA dues for this property. Please review to clear this condition.	09/03/2021			1	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	A	A	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475379			22782172			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [redacted] on page 4; however the correct amount is [redacted]. Final CD reflects Estimated Taxes, Insurance & Assessments of [redacted] monthly, correct amount is [redacted]. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2021-09-03): Letter of explanation, proof of delivery and revised post-close CD were provided.		09/03/2021		2	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	A	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475380			22144987			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Copy of CD or statement for property at [redacted] from recent refinance was not found in the file.				Reviewer Comment (2021-08-24): Documentation has been provided to satisfy the exception. Buyer Comment (2021-08-19): Please see attached confirming PI, HOI and tax docs were included with images sent	08/24/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475381			22120103			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The H-9 version of the Notice of Right to Cancel should have been utilized since the subject refinance was made by the same creditor.
Reviewer Comment (2021-09-01): Cleared on [redacted] with Lender's response, subject was Rocket to Quicken. H-8 is Acceptable.

Buyer Comment (2021-08-30): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

																	09/01/2021			1	A		CO	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475382			22145152			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment for the co-borrower was not within 10 business days from the date of the Note.				Reviewer Comment (2021-09-03): Borrower provided document to confirm the leave of absence and intent to return to work. Paystubs show pay is comparable to normal rate. Exception satisfied. Buyer Comment (2021-08-30): [redacted]: We are not using the co-borrowers wage-earning income, we are using temporary/leave income to qualify.	09/03/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475382			22146959			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Documentation was not found to verify property taxes and insurance were included in the mortgage payment for the property located at [redacted].
Reviewer Comment (2021-09-03): taxes can be found on pg 632, and HOA dues can be found on page 758

Buyer Comment (2021-09-03): [redacted]: We stated in our last comment that we already assumed the mortgage doesn't include escrows and since we included tax/ins separately no mortgage statement is required.

Reviewer Comment (2021-09-02): It is unclear if taxes and insurance are included in the mortgage payment.  Please supply documentation to support that mortgage payment does indeed include T&I.

Buyer Comment (2021-08-30): [redacted]: [redacted] was added into ratios under the assumption that taxes/insurance were not escrowed, so no proof is required.

																	09/03/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475384			22119868			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		The purchase contract in file was missing pages 1-3 and 8-14.				Reviewer Comment (2021-08-31): Remaining pages of purchase contract have been provided.	08/31/2021			1	A		NC	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475384			22145510			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The closing verbal VOE with [redacted] dated [redacted] did not have the source used to obtain phone #/address completed.				Reviewer Comment (2021-08-31): Document has been provided to satisfy the exception.	08/31/2021			1	A		NC	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475385			22145869			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The most recent verbal verification of employment for the borrower's employment with [redacted] was performed on [redacted]; however, this is not within 10 business days of the Note dated [redacted].
Reviewer Comment (2021-08-31): UW of loan cleared exception on [redacted].  Per screenshots supplied [redacted] & [redacted]

Buyer Comment (2021-08-26): The cleared by UW date is the date the VOE was completed. Please see attached. Please review to clear this condition.

Reviewer Comment (2021-08-24): Document does not identify when call was completed but when cleared by underwriter. Please provide full document indicating when verbal VOE referred on page 263 was performed.

Buyer Comment (2021-08-24): Pg's 263 and 563 contain all of this information. Please re review to clear this condition.

Reviewer Comment (2021-08-16): The screen shot does not confirm phone number, name of person completed by, name of employer or employee talked with, or the day the verification was made in order to satisfy exception.

Buyer Comment (2021-08-15): Please see attached VOE recert completed [redacted]. Please review to clear this condition.

																	08/31/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475386			22120844			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	HOI coverage is insufficient by [redacted]. Provide updated policy reflecting minimum coverage of [redacted] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2021-08-23): Documentation provided states the subject property is covered to full replacement, satisfying the exception. Buyer Comment (2021-08-21): [redacted]: Attached insurance verification states "home is covered to full replacement". Confirms replacement cost.	08/23/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475390			22137012			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Application date is [redacted] and affiliated business agreement was dated [redacted], which is not within 3 business days of application.				Reviewer Comment (2021-08-27): Affiliated business disclosure has been provided to satisfy the exception. Buyer Comment (2021-08-24): [redacted]: see attachment	08/27/2021			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475390			22137045			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The evidentiary document shows LE sent on [redacted], but actual document was not in the file.				Reviewer Comment (2021-08-31): Initial CD was provided to satisfy exception Buyer Comment (2021-08-24): [redacted]: see attachment	08/31/2021			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475390			22137196			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The evidentiary document shows LE sent on [redacted], but actual document was not in the file and no separate appraisal disclosure was found in the file.				Reviewer Comment (2021-08-31): Initlal LE was provided to satisfy exception Buyer Comment (2021-08-24): [redacted]: see attachment	08/31/2021			1	A		MD	Primary	Refinance - Limited Cash-out GSE		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475391			22129483			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The Hazard Insurance Premium amount documented does not match the amount used in the final calculation. The documented annual policy premium is [redacted] = [redacted]. The 1008/AUS reflect the monthly amount calculated as [redacted] - which matches the amount used on the Final Closing Disclosure. Final CD reflects [redacted] monthly X [redacted] = [redacted] Estimated Property Costs over Year 1. Document amounts for Year 1 are [redacted] X [redacted] = [redacted].				Reviewer Comment (2021-09-01): Corrected with post CD Buyer Comment (2021-08-25): Please see attached redisclosure package		09/01/2021		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475392			22132790			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No waiver found in file and appraisal sent to borrower on [redacted] and loan closed on [redacted].				Reviewer Comment (2021-08-30): Waiver has been provided to satisfy exception.	08/30/2021			1	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475393			22128160			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.	Hazard Insurance Policy Expiration Date ___, Note Date ___	Hazard Insurance Policy Expiration Date is [redacted] and the Note Date is [redacted] which is within 45 days of the Note date.				Reviewer Comment (2021-08-27): Updated policy provided that shows the expiration date has been extended to [redacted].	08/27/2021			1	A		NC	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475393			22128864			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Appraisal indicates HOA is [redacted] annually. Approval and CD are using [redacted]. Corrected PCCD was not provided with correct value of property costs.				Reviewer Comment (2021-09-01): PCCD provided correcting HOA cost to [redacted] as per appraisal		09/01/2021		2	B		NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475393			22168287			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The most recent verbal verification of employment for the borrower's employment with the Department of Defense was performed on [redacted]; however, this is not within 10 business days of the note date of [redacted].				Reviewer Comment (2021-08-27): Documents on file show the paystub is dated within the 10 business days of the note. Also there are two years of W2's on file that meet guidelines.	08/27/2021			1	A		NC	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475394			22129701			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	No cure provided for tolerance violation				Reviewer Comment (2021-09-08): PCCD, letter to borrower, and proof of principal reduction was provided to cure tolerance violation on this file. Exception Cured. Buyer Comment (2021-09-08): PCCD uploaded on [redacted] Please review.		09/08/2021		2	B		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475395			22128558			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided						Reviewer Comment (2021-09-02): Updated Flood Certificate has been provided to satisfy the exception. Buyer Comment (2021-09-01): Please see attached flood certificate and review to clear condition.	09/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475395			22130967			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Status	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.	The file is missing the appraisal acknowledgement..				Reviewer Comment (2021-09-02): LE provided Buyer Comment (2021-09-01): see attached	09/02/2021			1	A		CA	Primary	Refinance - Rate/Term	Good faith redisclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475395			22130968			Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Flood Hazard Zone	Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.	The Flood Cert is not in the file..				Reviewer Comment (2021-09-02): Updated data from the recent flood certificate provided by the client. Buyer Comment (2021-09-01): Please see attached Buyer Comment (2021-09-01): Please see attached flood certificate.	09/02/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475395			22130970			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $0.00 may be required.	The loan estimate is not in the file...				Reviewer Comment (2021-09-02): LE provided Buyer Comment (2021-09-02): see attached	09/02/2021			1	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475395			22131151			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Expected disbursement date [redacted] due to holiday on [redacted].				Reviewer Comment (2021-09-08): Received required documentation. Cleared Buyer Comment (2021-09-03): see attached	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475395			22131152			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Expected disbursement date [redacted] due to holiday on [redacted].				Reviewer Comment (2021-09-08): Received required documentation. Cleared Buyer Comment (2021-09-03): see attached	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475396			22169305			Credit	TRID	General	TRID	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or [redacted].	Cash to Borrower: ___; Total Cash Out: ___; Refi Purpose: ___	A HELOC with [redacted] was paid off at closing in the amount of [redacted]. This transaction was approved and closed as a Rate/Term refinance. Documentation to support that the subordinate lien was used to purchase the subject property OR seasoned for greater than or equal to 12 months with less than [redacted] drawn in the last 12 months (Note Date through Closing Date) was not provided.				Reviewer Comment (2021-08-26): Last draw per credit report is [redacted]. 31 month seasoning. Buyer Comment (2021-08-17): Please see attached credit report confirming seasoning of over [redacted] months as well as no draws in the last [redacted] months. Please review to clear this condition.	08/26/2021			1	A		NH	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475397			22129475			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open rescission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new rescission period.				Reviewer Comment (2021-09-07): Revised RTC in file as long as a letter to the borrower. Per TM, revised CD not required. Buyer Comment (2021-09-07): [redacted]: The disbursement date on the Final CD is the correct disbursement date and cannot be updated, as it was never changed and the loan disbursed on that date. Reviewer Comment (2021-09-01): The letter in the file stats Juneteenth is a holiday and not to be counted and loan disbursed [redacted], which did not clear the above	09/07/2021			1	A		LA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475397			22129476			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open rescission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new rescission period.				Reviewer Comment (2021-09-07): Revised RTC along with a copy of the cover to the borrower was provided. Buyer Comment (2021-09-07): [redacted]: The disbursement date on the Final CD is the correct disbursement date and cannot be updated, as it was never changed and the loan disbursed on that date. Reviewer Comment (2021-09-01): The letter in the file stats Juneteenth is a holiday and not to be counted and loan disbursed [redacted], which did not clear the above	09/07/2021			1	A		LA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475400			22131158			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	VVOE (10 business days prior to note date not in file at the time of review. [redacted])				Reviewer Comment (2021-08-27): Screen shot provided. Reviewer Comment (2021-08-25): Document provided does not confirm contact made or if employment was verified. Please provide full completed verbal VOE.	08/27/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475401			22128549			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	A revised Closing Disclosure reflecting a disbursement date of [redacted] was not provided. Updated Notice of Right to Cancel reflects rescission period ends on [redacted] and the loan disbursed on [redacted].				Reviewer Comment (2021-09-07): Confirmed: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model Buyer Comment (2021-09-04): CD not required for this condition. The condition is for ROR. Please again see attached confirming the borrower received the ROR online on [redacted]. This meets all timing guidelines. Please review to clear this condition. Reviewer Comment (2021-09-01): revised CD was not provided Buyer Comment (2021-08-26): Please see attached confirming the ROR was sent to the borrower electronically. Please reivew to clear this condition.		09/07/2021		2	B		VA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475401			22131132			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Evidentiary Document in file shows that the 6 data points that constitute a complete application were received on [redacted]. Evidentiary document in file shows that the initial Loan Estimate was sent, pending E-consent on [redacted] however, consent was not obtained until [redacted]. Evidence of earlier receipt or alternative delivery not found in file.
Reviewer Comment (2021-09-07): accpetable

Buyer Comment (2021-09-04): No upload necessary as the Evidentiary Document is the only document required and was referenced in initila citation therefore already provided. Only the previous statement is needed to clear this condition.

Reviewer Comment (2021-09-01): nothing uploaded to clear

Buyer Comment (2021-08-26): The Loan Estimate is in the same portal where the borrower gives e-consent. As soon as e-consent is given, the Loan Estimate is there waiting for them and at that point is considered delivered. This LE is considered delivered as of 4/25. Please review to clear this condition.

																	09/07/2021			1	A		VA	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475401			22170074			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The redisclosed Right to Cancel with updated rescission date of [redacted] is not signed by the borrower(s) and confirmation of receipt is not verified. It is noted that the Right to Cancel with rescission date of [redacted] was signed by the borrowers at closing
Reviewer Comment (2021-09-07): Evidence borrower was sent new RTC via online system on [redacted]  Extending RTC to [redacted].

Buyer Comment (2021-09-04): This is not required. Associated condition has been responded to and all ROR timing requirements are met by this having been delivered to the borrower electronically on [redacted]. ROR forms previously provided with original package.

Reviewer Comment (2021-09-01): Provide signed and dated corrected RTC

Buyer Comment (2021-08-26): Please see attached confirming the ROR was sent to the borrower electronically on [redacted]. Please reivew to clear this condition.

																		09/07/2021		2	B		VA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475402			22128125			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-09-02): Updated Title Policy has been provided to satisfy the exception.	09/02/2021			1	A		WY	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475402			22129996			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Lender credit on initial CD reduced on Final CD without a valid COC.
Reviewer Comment (2021-09-09): [redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2021-09-08): Loan was locked on [redacted]. [redacted] Lender Credit was given on [redacted] CD but removed on [redacted] CD.  Valid changed circumstance was not provided.

Buyer Comment (2021-09-08): Please see attache curing the issue. Please review to clear this condition.

Reviewer Comment (2021-09-03): Exception remains. Valid COC was not provided to show credit was removed. Provide COC showing credit being removed.

Buyer Comment (2021-08-31): Lender credit removed when loan was locked.  Please see attached to remove condition.

																		09/09/2021		2	B		WY	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475403			22131198			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Discount points increased without a valid change of circumstance. CD indicates that the loan amount increased however there is no indication as to when the increase occurred or if this was conveyed to the borrower within the 3 day timeframe.
Reviewer Comment (2021-09-08): Received printout from lender's LOS System is in the file indicating an increase in the mortgage amount [redacted]  This increase corresponds with the date of change on the CD and increase in the mortgage amount.  The increase in the discount points was due to increase in the mortgage amount..

Reviewer Comment (2021-09-03): [redacted] Received LOS snip does not show borrower name/ Loan Number, hence unable to verify if snip is for this loan. Provide Complete copy of LOS snip which shows borrower information.

Buyer Comment (2021-09-02): Please see attached CIC showing the date of the loan amount increased. It was the date of the disclosure. Please review to clear this condition.

																	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475403			22131199			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The mortgage broker fee increased without a valid change of circumstance. CD indicates that the loan amount increased however there is no indication as to when the increase occurred or if this was conveyed to the borrower within the 3 day timeframe.				Reviewer Comment (2021-09-08): Received printout from lender's LOS System is in the file indicating an increase in the mortgage amount [redacted]. This increase corresponds with the date of change on the CD and increase in the mortgage amount. The increase in the Broker Fee was due to increase in the mortgage amount.. Reviewer Comment (2021-09-03): [redacted] Received LOS snip does not show borrower name/ Loan Number, hence unable to verify if snip is for this loan. Provide Complete copy of LOS snip which shows borrower information.	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475405			22134366			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Title commitment reflects the original lender was [redacted]. Notice of Right to Cancel Model form H-9 should have been used versus Model form H-8.				Buyer Comment (2021-08-17): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.			08/17/2021	2	B		CA	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475408			22130432			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure indicated HO-6 as 'other' instead of insurance on page 1.				Buyer Comment (2021-08-15): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Reviewer Comment (2021-08-06): Disclosed as "Other" EV2 for formatting issue per OC			08/15/2021	2	B		CO	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475409			22164139			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The redisclosed Right to Cancel with updated rescission date of [redacted] is not signed by the borrower(s) and confirmation of receipt is not verified. It is noted that the Right to Cancel with rescission date of [redacted] was signed by the borrowers at closing
Reviewer Comment (2021-09-08): Received required documentation. Cleared.

Buyer Comment (2021-09-04): Our previously provided response is not accurate. The CFPB ruled that any loan closing prior to [redacted] did not need any action as that saturday counted as a business day. Please see attached. Please review to clear this condition as this loan closed [redacted].

Reviewer Comment (2021-09-01): Provide actual signed document to clear

Buyer Comment (2021-08-25): Please see attached confirming the RoR was provided to the borrower online. This meets the timing requirements. Please review to clear this condition.

																	09/08/2021			1	A		MD	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475409			22164227			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	A Closing Disclosure with the corrected disbursement date was not provided. Disbursement date on revised Notice of Right to Cancel was changed from [redacted] to [redacted] and the loan disbursed on [redacted].				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-04): Associated condition responded to. Please clear this condition. Reviewer Comment (2021-09-01): Provide actual signed document Buyer Comment (2021-08-25): Please see attached confirming the RoR was provided to the borrower online. This meets the timing requirements. Please review to clear this condition.	09/08/2021			1	A		MD	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475409			22171998			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The most recent verbal verification of employment for the borrower's employment with [redacted] was performed on [redacted] which is not within 10 business days of the Note dated [redacted].				Reviewer Comment (2021-08-31): Documentation has been provided to satisfy the exception. Buyer Comment (2021-08-25): Please see attached. The image titled VOE Recert 1 shows the employer name and the date "cleared by underwriter" which is the recert date. The image titled VOE Recert 2 shows the phone number and who verified the employement as well as the verification of the phone number. This meets all requirements. Please review to clear this condition.	08/31/2021			1	A		MD	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475411			22134081			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Missing.				Reviewer Comment (2021-09-03): Client provided Int escrow smt Buyer Comment (2021-09-02): Provided a copy of the initial escrow account statement from the loan file.	09/03/2021			1	A		PA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475415			22122541			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Disclosure not provided				Reviewer Comment (2021-08-26): Notice supplied [redacted]. Buyer Comment (2021-08-18): Please see Appraisal Deliver Certification on page 513/582 of the loan file.	08/26/2021			1	A		OR	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475415			22122543			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender's Title Insurance. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-08-03): Sufficient Cure Provided At Closing		08/03/2021		1	A		OR	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475419			22122422			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-08-18): Final Title Policy Coverage has been provided to satisfy the exception.	08/18/2021			1	A		WA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475419			22122516			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Lender credit in the amount of [redacted] on the loan estimate was not present on the closing disclosure.				Reviewer Comment (2021-08-19): Valid COC was provided to confirm decreased lender credits.	08/19/2021			1	A		WA	Primary	Refinance - Limited Cash-out GSE	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475420			22122222			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-08-30): Updated Final Title Policy has been provided to satisfy the exception. Buyer Comment (2021-08-25): Please see attached final title policy showing sufficient coverage. Please review to clear this condition.	08/30/2021			1	A		SC	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475420			22122494			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The flood insurance should be reflected under "insurance " versus "Other" under the estimated taxes, insurance and assessments in the projected payments section.				Buyer Comment (2021-08-25): This is correctly disclosed as a more consumer friendly method. As the hazard insurance policy is not escrowed, the flood insurance is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Reviewer Comment (2021-08-06): Disclosed as "Other" EV2 for formatting issue per OC			08/25/2021	2	B		SC	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475424			22122987			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Notice of Right to Cancel was not provided.				Reviewer Comment (2021-08-26): Provided [redacted]. Buyer Comment (2021-08-15): Please see attached	08/26/2021			1	A		CT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475427			22123208			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Subordination Fee of [redacted] was added to the Closing Disclosure dated [redacted]. A valid Change of Circumstance or required cure of [redacted] was not provided.				Reviewer Comment (2021-09-01): [redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery, Copy of Refund Check. Buyer Comment (2021-08-31): Please check again. Reviewer Comment (2021-08-27): [redacted] Received LOE, corrected PCCD, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure		09/01/2021		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475427			22123337			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	The loan disbursed on [redacted] which is prior to the Right to Cancel date of [redacted] and a revised Closing Disclosure with a disbursement date of [redacted] was not provided.				Reviewer Comment (2021-08-31): Revised RTC was provided with corrected extended RTC period.	08/31/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475427			22153068			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The preliminary title report reflects that the original lender was [redacted]. Notice of Right to Cancel Form H-8 should have been used versus H-9.
Buyer Comment (2021-08-31): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment (2021-08-31): This item can be discussed on next compliance call if client truly disagrees with SitusAMC exception.

Buyer Comment (2021-08-24): [redacted]: The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

																			08/31/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475428			22123470			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The Flood Insurance should be reflected in the Homeowner's Insurance versus "Other" in the Estimated Taxes, Insurance and Assessments section under the Projected Payments on page 1 of the final closing disclosure.				Buyer Comment (2021-09-01): This is disclosed as a more consumer friendly method as the traditional hazard insurance is not escrowed and the flood insurance is. Reviewer Comment (2021-08-06): Disclosed as "Other" EV2 for formatting issue per OC			09/01/2021	2	B		RI	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475428			22123471			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The final CD reflects the non-escrowed property costs in the amount of [redacted] which does not match the actual costs [redacted]. The difference is due to the calculation of property taxes in the amount of [redacted] versus [redacted] and homeowner's insurance in the amount of [redacted] versus [redacted].
Reviewer Comment (2021-09-09): Received required documentation. Cleared.

Buyer Comment (2021-09-08): Please see attached curing the issue. Please review to clear this condition.

Reviewer Comment (2021-09-07): The total policy premium on the Homeowners Policy is actually [redacted] ([redacted] + [redacted] Personal Injury Liability Endorsement for a total of [redacted].  See "Total Policy Premium"

Buyer Comment (2021-09-03): The HOI is [redacted]/year. Please see attached. Please review to clear this condition.

Reviewer Comment (2021-09-02): Exception remains. Tax cert provided and reviewed [redacted] has quarterly amount of [redacted], total annual amount is [redacted] and annual insurance is [redacted]. Total non-escrowed property costs in the amount of [redacted], final CD disclosed [redacted].

Buyer Comment (2021-09-01): The Non Escrowed Property Costs are correct. Attached are the tax cert and HOI documentation showing premium. Please review to clear this condition.

																	09/09/2021			1	A		RI	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475428			22152975			Compliance	Compliance	State Compliance	State Defect	Rhode Island High Cost Analysis Timing	[redacted] Home Loan: High-cost Analysis not documented and substantiated prior to closing of the loan.	The only High Cost Analysis found in the file was dated [redacted] which is after the date of closing on [redacted].				Reviewer Comment (2021-09-02): Initial Disclosure provided, cleared [redacted]. Buyer Comment (2021-09-01): Please see attached dated prior to closing. Please review to clear this condition.	09/02/2021			1	A		RI	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475437			22176982			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The borrowers loss from self employment at [redacted] was verified as ([redacted]) versus the approval of ([redacted]). [redacted] K-1 ([redacted])/12 = ([redacted]). The increase in the loss caused the DTI to rise to [redacted] from [redacted]. The DTI still meets the qualification guideline of 45%.				Reviewer Comment (2021-09-07): Documentation has been provided to prove the DTI meets guidelines satisfying the exception. Buyer Comment (2021-09-04): Please see attached correcting the income calculation. Provided are 1008, 1003 and AUS findings. DTI is now in line. Please review to clear this condition.	09/07/2021			1	A		CA	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475438			22174947			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Valid Change of Circumstance was not provided for increased recording fee.				Reviewer Comment (2021-09-08): Revised PCCD was provided to satisfy exception Reviewer Comment (2021-09-02): Nothing here can be cleared a new CD was uploaded however same recording fee.		09/08/2021		2	B		HI	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475438			22821830			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2021-09-08): Sufficient Cure Provided within [redacted] Days of Closing		09/08/2021		1	A		HI	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475439			22134005			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-09-02): Legal has description has been provided to satisfy the exception.	09/02/2021			1	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475439			22134530			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	CD reflects HOA of [redacted] per month. Actual amount is [redacted].				Reviewer Comment (2021-09-08): Exception cleared with Post Closing CD, Letter to Borrower and proof of mailing.	09/08/2021			1	A		NC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475440			22131164			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by [redacted]. Provide updated policy reflecting minimum coverage of [redacted] OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2021-09-08): RCE was provided confirm enough coverage to replace subject.

Buyer Comment (2021-09-08): Replacement cost estimator shows an estimated replacement cost of [redacted], dwelling coverage is [redacted] which covers the cost to rebuild. HOI declarations page shows the policy includes [redacted] extended coverage making the total dwelling coverage [redacted], which is well above the estimated replacement cost.

Reviewer Comment (2021-09-08): Document provided does not specify if coverage is Guaranteed Replacement and shows a maximum Estimated Replacement Cost of [redacted]. Even with a [redacted] Extended coverage, the amount of coverage is less than the amount required.

																	09/08/2021			1	A		NV	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475440			22134057			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial Closing Disclosure receipt date is not provided				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Buyer Comment (2021-09-02): Provided a copy of the evidentiary document that confirms CD delivery and acknowledgement on the same day [redacted], which is sufficient amount of time prior to closing.	09/07/2021			1	A		NV	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475441			22136139			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description Rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-08-19): Documentation was provided to satisfy the exception.	08/19/2021			1	A		MA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475441			22136846			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Appraisal indicates HOA is [redacted] annually. Approval and CD are using [redacted]. Corrected PCCD was not provided with correct value of property costs.				Reviewer Comment (2021-08-19): PCCD with correct non escrowed property costs were provided to satisfy exception	08/19/2021			1	A		MA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475442			22133395			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Erroneous. A Fraud report is not required				Reviewer Comment (2021-09-01): Not required on these loans Buyer Comment (2021-08-30): Please clear this condition.	09/01/2021			1	A		ID	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475442			22135674			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	A revised Closing Disclosure correcting the disbursement date was not provided. A revised Notice of Right To Cancel reflects the rescission date of [redacted], however the Final Closing Disclosure issued on [redacted] reflects a disbursement date of [redacted].				Reviewer Comment (2021-09-07): Received RTC and evidence it was provided to the borrower was provided. Per TM revised Closing Disclosure not required. Reviewer Comment (2021-09-01): provide CD with correct disbursement date and any cure if needed	09/07/2021			1	A		ID	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475442			22175465			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The redisclosed Right to Cancel with updated rescission date of [redacted] is not signed by the borrower(s) and confirmation of receipt is not verified. It is noted that the Right to Cancel with rescission date of [redacted] was signed by the borrowers at closing				Reviewer Comment (2021-09-07): Copy of RTC and evidence it was sent to the borrower online was provided. Reviewer Comment (2021-09-01): Provide copy of corrected RTC and letter correcting date	09/07/2021			1	A		ID	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475444			22137287			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2021-08-04): Sufficient Cure Provided At Closing		08/04/2021		1	A		WA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475448			22134262			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount on the Preliminary title in the amount of [redacted] is less than the loan amount of [redacted].				Reviewer Comment (2021-08-17): [redacted] provided updated Title Policy to clear the exception. Buyer Comment (2021-08-15): Please see attached Final Title Policy confirming sufficient coverage. Please review to clear this condition.	08/17/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475449			22136853			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.					Reviewer Comment (2021-09-08): Received required documentation. Cleared Buyer Comment (2021-09-07): Please see attached PCCD, UPS label and cover letter.	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475449			22136854			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].					Reviewer Comment (2021-09-08): Received required documentation. Cleared	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475449			22136855			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).					Reviewer Comment (2021-09-08): Received required documentation. Cleared Buyer Comment (2021-09-03): see attached	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475456			22136831			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Documentation was not found to verify the HOA Dues in the amount of [redacted] a month was utilized for the property located at [redacted] per Zillow.
Reviewer Comment (2021-09-02): HOA amount of [redacted] listed on Zillow for this property was included and ratios are acceptable.

Buyer Comment (2021-08-26): [redacted]: :See page 6 of same title report showing single family. Please clear this condition.

Reviewer Comment (2021-08-24): Legal description provided for Edenville Path property shows a unit number which is indicative of a community where a HOA may be present.  If no HOA is present on property, documentation from project or third party source such as Zillow can be provided to indicate no HOA expense is present.

Buyer Comment (2021-08-24): [redacted] is not a property that has HOA dues. See legal description showing land owned, we also have a full title report showing single family.

Reviewer Comment (2021-08-19): HOI was proivded for [redacted] to satisfy exception however, HOA dues were not verified for [redacted].

																	09/02/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475457			22135399			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attachment to the Security Instrument was not found.				Reviewer Comment (2021-09-08): Legal Description attachment provided Buyer Comment (2021-09-07): Please see attached copy of the Exhibit A, legal description from the recorded deed. Reviewer Comment (2021-09-02): The legal description supplied is not in recordable format to be attached to Mortgage. Please resubmit recordable format ie: on separate document, detached form Title Commitment. Buyer Comment (2021-08-31): see attached	09/08/2021			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475457			22151275			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	All of the Loan Estimates in the file disclosure a Title - Wire Fee in the amount of [redacted] The final Closing Disclosure reflects a Wire Fee in the amount of [redacted]. A tolerance cure in the amount of [redacted] is required.
Reviewer Comment (2021-09-08): PCCD with corrected fee was provided to satisfy violation. exception cleared.

Buyer Comment (2021-09-08): Please see attached copy of the updated CD.

Reviewer Comment (2021-09-08): As per TRID Guideline of consistent terminology and order of charges on the Closing Disclosure the creditor must label the corresponding services and costs disclosed under § 1026.38(f) and (g) using terminology that describes each item, as applicable, and must use terminology or the prescribed label, as applicable, that is consistent with that used on the Loan Estimate to identify each corresponding item. In this case, CD was reflecting fee name as Wire fee, however LE was disclosed correctly with "Title-Wire fee". Kindly provide a PCCD, reflecting the fee name correctly as "Title -wire fee" in order to consider the same under 10% tolerance. Else, provide cure for the same.

Buyer Comment (2021-09-07): Please see attached explanation of title fees.

Reviewer Comment (2021-09-01): In all the LE the Wire / Funding / Disbursement Fee has been disclosed as Title- Wire / Funding / Disbursement Fee and in CD the Wire fee is not reflected as title fees, please provide the correct PCCD with title fee or provide LOE which can say the Title- wire funding fee are same as disclosed on all LE.

																	09/08/2021			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475457			22151335			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	All of the Loan Estimates in the file disclosure a Title - Courier Fee in the amount of [redacted]. The final Closing Disclosure reflects a Courier Fee in the amount of [redacted]. A tolerance cure in the amount of [redacted] is required since this is not identified as a Title fee on the final Closing Disclosure.
Reviewer Comment (2021-09-08): PCCD with corrected fee was provided to satisfy violation. exception cleared.

Buyer Comment (2021-09-08): Please see the attached updated CD.

Reviewer Comment (2021-09-08): As per TRID Guideline of consistent terminology and order of charges on the Closing Disclosure the creditor must label the corresponding services and costs disclosed under § 1026.38(f) and (g) using terminology that describes each item, as applicable, and must use terminology or the prescribed label, as applicable, that is consistent with that used on the Loan Estimate to identify each corresponding item. In this case, Final CD was reflecting fee name as Courier fee, however LE was disclosed correctly with "Title-Courier fee". Kindly provide a PCCD, reflecting the fee name correctly as "Title - Courier fee" in order to consider the same under 10% tolerance. Else, provide cure for the same.

Buyer Comment (2021-09-07): Please see attached explanation of title fees.

																	09/08/2021			1	A		FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475457			22185022			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		1. The Verbal Verification of Employment from [redacted] for the borrower is not within 10 business days of closing. In addition, the Third Party Source of the employers telephone number was not reflected/documented. 2. The Verbal Verification of Employment from [redacted] for the co-borrower is not within 10 business days of closing.
Reviewer Comment (2021-09-08): Documentation provided showing that borrower has maintained employment with the same company through the life of the loan.

Buyer Comment (2021-09-08): Provided a copy of the post-close VOE showing the client is still actively employed with the same business.

Reviewer Comment (2021-09-08): 1.  LOS Screen shot for the borrower's updated VVOE is acceptable.  This portion is cleared.  2.  Co-Borrower's VVOE from Vault Verify is not within 10 business days.  The guideline cited by the lender is for WVOE thru Third Party Vendors.  Per Section B3-3.1-07 Verbal Verification of Employments - "If the employer uses a third party employment verification vendor, the lender must obtain written verification from the vendor of the borrower's current employment status within the same time frame as the verbal VOE requirements" which is 10 business days.  Note that you must also verify that the current as of date on the third party verification is not more than [redacted] old as of the note date since vendors typically update the information monthly.

Buyer Comment (2021-09-07): Please see attached explanation for the re-verifications of employment to clear exception.

																	09/08/2021			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475464			22137422			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-08-25): Updated Title has been provided to satisfy the exception.	08/25/2021			1	A		CA	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475466			22148242			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Loan was disbursed prior to midnight of third business day after consummation. The newly approved federal legal holiday on [redacted] was included in the calculation for the right to cancel.				Reviewer Comment (2021-09-01): Cleared with updated RTC provided. Buyer Comment (2021-08-31): Provided the updated Notice of Right to cancel showing the updated letter was sent to the client. We cannot change the disbursement date once funds have been disbursed.	09/01/2021			1	A		FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475466			22148243			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Loan was disbursed prior to midnight of third business day after consummation. The newly approved federal legal holiday on [redacted] was included in the calculation for the right to cancel.				Reviewer Comment (2021-09-01): Cleared with updated Right to cancel with expiration date of [redacted]. Buyer Comment (2021-08-31): Provided the updated Notice of Right to cancel showing the updated letter was sent to the client. We cannot change the disbursement date once funds have been disbursed. See attachment	09/01/2021			1	A		FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475466			22186070			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The Verbal Verification of Employment from [redacted] for the borrower, does not adequately provide for the source used to obtain the employers telephone number in order to verify it was obtained from a independent third party source. The Verbal Verification form states [redacted].				Reviewer Comment (2021-09-01): Third party document has been provided to confirm contact information. Buyer Comment (2021-08-31): See attachment for screen shots. The phone number can be tied back to the employer by the business website. The HR manager we spoke with is shown on the company website, the phone number we used can be confirmed as supported by a third party.	09/01/2021			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475466			22186129			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment from [redacted] was performed on [redacted] which was not within 10 business days of closing.				Reviewer Comment (2021-09-01): Documentation provided by client satisfies the exception. Buyer Comment (2021-08-31): Provided screenshots on attachment showing the re-verification of employment took place on [redacted], two days prior to closing.	09/01/2021			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475466			22186477			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation was not found to verify the payment with Rocket on the new mortgage for the property at [redacted] in order to verify the PITI [redacted].				Reviewer Comment (2021-09-01): Statement as been provided to satisfy exception. Buyer Comment (2021-08-31): Provided a copy of the mortgage coupon to support PITIA for non-subject property [redacted].	09/01/2021			1	A		FL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475474			22143155			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description attachment was not found to the Security Instrument.				Reviewer Comment (2021-08-26): Legal description has been provided to satisfy the exception.	08/26/2021			1	A		PA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475475			22143676			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The loan was approved with a DTI that exceeded [redacted]. It is still under the guideline DTI.				Reviewer Comment (2021-09-03): Guidelines allows 45% Max DTI, exception cleared. Buyer Comment (2021-09-01): Please clear this condition as the loan meets the DTI guideline requirement of 45%.	09/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475475			22143682			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Once all QM required documents have been received, the loan designation will be updated.				Reviewer Comment (2021-09-03): All required documentation to satisfy QM requirements have been provided. Buyer Comment (2021-09-01): All associated conditions have been responded to. Please review to clear this condition.	09/03/2021			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475475			22189781			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Documentation indicates [redacted] additional property expenses for [redacted] and verification of [redacted] additional expense was not provided.				Reviewer Comment (2021-09-03): Cleared with prior appraisal, confirms HOA fee is [redacted]/mo. Buyer Comment (2021-09-01): Please see attached appraisal for a previous loan the borrower closed with us. This shows the HOA dues to be [redacted]/month. Please review to clear this condition.	09/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475475			22189814			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship).	Balance sheet is missing.				Reviewer Comment (2021-09-03): Cleared with explanation from Client, borrower was qualified with income loss from S/E. Buyer Comment (2021-09-01): A balance sheet is not required when the borrower is being qualified with a S/E loss. Only tax returns or tax transcripts. This meets guidelines. Please review to clear this condition.	09/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475478			22144206			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Ten Percent Fee tolerance exceeded. Total Amount of [redacted], exceeds tolerance of [redacted]. No cure located in file.				Reviewer Comment (2021-09-08): CIC provided. Exception cleared. Buyer Comment (2021-09-03): see attached redisclosure CIC	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475478			22144207			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee tolerance exceeded. Deed Preparation fee [redacted], exceeds tolerance of [redacted]. No cure located in file.				Reviewer Comment (2021-09-07): [redacted] received a Valid Changed Circumstance for the Title - Deed preparation fee added on CD dated [redacted]. Buyer Comment (2021-09-03): see attached	09/07/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475480			22143979			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2021-09-03): Proof of receipt in file Buyer Comment (2021-09-02): See attached	09/03/2021			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475480			22143980			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Actual monthly RE taxes were [redacted] versus [redacted].				Reviewer Comment (2021-09-03): per tax cert they used current mil Buyer Comment (2021-09-02): Per the attached tax cert, yearly taxes are [redacted] and when divided but [redacted] equals [redacted]. Please review to clear condition.	09/03/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475481			22144802			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		Coverage amount of [redacted] is less than the mortgage amount of [redacted] on the title commitment in the file.				Reviewer Comment (2021-08-18): Documentation has been provided to satisfy exception.	08/18/2021			1	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475483			22149566			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Evidence of Right to Receive Appraisal Disclosure not located in file.				Reviewer Comment (2021-08-27): LE provided. Buyer Comment (2021-08-18): Please see the trailing document uploaded on [redacted]. Uploaded a copy of the Appraisal CL.	08/27/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475483			22149569			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Evidence Loan Estimate dated [redacted] was delivered or placed in the mail within 3 business days of application was not located in file.				Reviewer Comment (2021-08-27): LE provided. Buyer Comment (2021-08-18): Please see the evidentiary document located on page 9/661 of the loan file. The evidentiary document shows the initial LE was sent out on [redacted]. Initial LE uploaded under trialing loan documents.	08/27/2021			1	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475483			22149572			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Notice of Right to Cancel generated [redacted] and expired [redacted].
Reviewer Comment (2021-09-08): Acceptable.

Reviewer Comment (2021-09-01): [redacted]-Exception remains, loan disbursed on [redacted]. Incorrect date of [redacted] provided on Right to cancel. Should have been [redacted] to clear exception.

Buyer Comment (2021-08-30): Recessions end at the end of the third day. Per the NORTC It says we must receive the NORTC no later than midnight of [redacted], which is the end of the third business day.

Reviewer Comment (2021-08-30): Loan closed on [redacted] per note.  Client's CD shows note date of [redacted].  [redacted] is the third day and the loan would come out of rescission on [redacted]. Exception is valid.

Buyer Comment (2021-08-18): This appears to be correct. [redacted] would have been day zero and the third business day would have been [redacted]. I believe this condition was set in error? If not could you please provide additional clarification on the issue.

																	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475483			22602964			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Increase in appraisal fee with no valid COC.
Reviewer Comment (2021-09-08): Supplied:  Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment (2021-09-08): Updated Letter.

Reviewer Comment (2021-09-08): [redacted] received LOE, corrected PCCD, copy of refund check, and shipping label. Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure and also incorrect amount has been disclosed in LOE the amount should [redacted] and LOE reflects [redacted] please provide updated LOE with correct amount.

Buyer Comment (2021-09-08): Please see PCCD and refund check uploaded on [redacted]

																		09/08/2021		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475485			22174546			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A [redacted] W-2 is in file [redacted], but is not legible. Please provide a legible copy of the co-borrower's [redacted] W-2				Reviewer Comment (2021-08-25): Documentation has been provided to satisfy exception. Buyer Comment (2021-08-19): see attached	08/25/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475488			22146849			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Fee increased from [redacted] on the preliminary Loan Estimate to [redacted] on the Loan Estimate dated [redacted]. A change of circumstance was not found to support the increase and a tolerance cure was not given at closing. A tolerance cure is required in the amount of [redacted].				Reviewer Comment (2021-08-23): [redacted] Received Valid COC. Buyer Comment (2021-08-21): [redacted]: See the attached appraisal services documentation, which shows the appraiser cited valid changes in circumstance to request a higher fee for completion.	08/23/2021			1	A		NC	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475491			22147299			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Business License, CPA letter or other third party documentation was not found in order to verify the borrower's self employment and to verify the business is active.				Reviewer Comment (2021-08-25): Documentation provided to satisfy exception.	08/25/2021			1	A		NV	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475491			22148433			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	This is due to lack of third party documentation verifying the borrower's self employment.				Reviewer Comment (2021-08-30): Business license has been provided to satisfy the exception.	08/30/2021			1	A		NV	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475491			22148434			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Business License, CPA letter or other third party documentation was not found in order to verify the borrower's self employment and to verify the business is active.				Reviewer Comment (2021-08-30): Business license has been provided to satisfy the exception.	08/30/2021			1	A		NV	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475491			22191972			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The [redacted] Profit and Loss statement incorrectly reflects the year for the date through as [redacted] versus [redacted].				Buyer Comment (2021-09-07): This was a client mistake but the document clearly references [redacted] information.			09/07/2021	2	B		NV	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475492			22163828			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Caused by HOA non escrow property cost on the CD [redacted] versus the HOA on the appraisal [redacted] monthly (X 12 = [redacted])				Reviewer Comment (2021-09-08): Documentation provided to verify HOA Dues are [redacted]. Buyer Comment (2021-09-03): HOA documentation from the client shows a [redacted]/month payment is required, and to be conservative we used that documentation. Please see attached document.	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475492			22164168			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	COC to confirm reason for loan discount fee change on [redacted] on [redacted] was not provided.				Reviewer Comment (2021-09-07): [redacted] received COC dtd [redacted] and [redacted] Buyer Comment (2021-09-03): [redacted]: Please see the below valid changes, first the loan was locked on [redacted], so the baseline set on that day was [redacted], as that is the first binding LE. Second it increased to [redacted] due to the appraisal coming in very low, and third it went to [redacted] due to an adjustment in loan amount.	09/07/2021			1	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475492			22816393			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		A correction to the appraisal should have been obtained for the HOA Dues to reflect [redacted] versus [redacted]. Per additional documentation provided to SitusAMC this exception is required as based on the documentation, HOA dues increased in December [redacted].				Reviewer Comment (2021-09-08): HOA documentation is supplied in the file from the HOA itself, this trumps the appraisal addendum.	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475493			22148826			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [redacted] on page 4; however the correct amount is [redacted]. Final CD reflects Estimated Taxes, Insurance & Assessments of [redacted] monthly, correct amount is [redacted]. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2021-09-08): Documentation was provided verifying a higher premium due to the updated policy term. Buyer Comment (2021-09-03): [redacted]: The attached HOI verification shows a greater value, which was used.	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475495			22148512			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Loan disclosure amount non escrow cost over one year did not include Wind policy [redacted], homeowners policy [redacted], Flood Policy [redacted] and annual taxes of [redacted].				Reviewer Comment (2021-09-09): Exception cleared Buyer Comment (2021-09-07): Please see attached redisclousur package curing the issue. Please review to clear this condition.	09/09/2021			1	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475496			22168805			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Final CD reflects HOA fee as [redacted] yr , HOA fee is [redacted] yr				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-04): Appraisal amount is not correct. Please see official statement from the HOA. The amount used was correct. Please review to clear this condition.	09/08/2021			1	A		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475497			22148971			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2021-09-01): Provided Buyer Comment (2021-08-26): Please see attached appraisal delivery waiver. Please review to clear this condition.	09/01/2021			1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475497			22149777			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on [redacted] not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2021-09-01): provided proof sent and received Buyer Comment (2021-08-26): Please see attached Evidentiary Document confirming the borrower acknowledged the LE on [redacted] with the Closing Date of [redacted]. This is disclosed within the required time. Please review to clear this condition.	09/01/2021			1	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475497			22149779			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	[redacted] tolerance was exceeded by [redacted] due to increase of fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include [redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2021-09-08): Received required documentation. Cleared.

Buyer Comment (2021-09-07): Please re-review previously provided 9 pg document. Pg 8 is the evidence of the principal curtailment being applied to the UPB. Please review to clear this condition.

Reviewer Comment (2021-09-07): Documentation is needed to verify the [redacted] was applied to the borrower's principal balance as shown on the Post Closing CD in order to clear the [redacted] tolerance cure.

Buyer Comment (2021-09-02): Please see attached redisclosure package curing the issue. Please review to clear this condition.

																	09/08/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475497			22201476			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Lender credit decreased with no valid change of circumstance.
Reviewer Comment (2021-09-07): Reflected the owner's title as paid by the lender per the closing disclosure addendum that shows it was paid via a pricing credit.

Buyer Comment (2021-09-03): The bottom of PG 2 of the final CD has a total of [redacted] in the paid by others column. Removing the Broker Comp of [redacted] equates to exactly [redacted]. Please review to clear this condition.

Reviewer Comment (2021-09-01): after re-reviewing I am not seeing [redacted] in lender paid fees, I do see [redacted] in lender paid fees.

Buyer Comment (2021-08-26): Please re-review as the borrower is receiving [redacted] in lender credits on the final CD. Please review to clear this condition.

																	09/07/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475497			22797452			Compliance	Compliance	Federal Compliance	TRID	TRID Post Close Closing Disclosure Evidence Principal Reduction Applied to Loan	Principal reduction not applied to tolerance cure due to missing evidence of applying principal reduction to the loan.	Evidence is required to verify the [redacted] principal reduction as shown on the post closing CD in order to clear the tolerance cure for the 10% fees.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-07): Pg 8 of 9 of the package provided on associated condition is the principal reduction being applied to the UPB. Please review to clear this condition.	09/08/2021			1	A		CA	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475497			22809630			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2021-09-08): Sufficient Cure Provided within [redacted] Days of Closing		09/08/2021		1	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475499			22163271			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Documentation required to support evidence of [redacted] additional monthly fees associated with property at [redacted].				Reviewer Comment (2021-08-24): Documentation provided that verifies the HOA Dues, satisfying the exception. Buyer Comment (2021-08-24): Please see attached. The HOA dues per [redacted] are [redacted]/year which impacts the DTI by [redacted] Please refview to clear this condition. Reviewer Comment (2021-08-19): Please provide a more recent document to satisfy the exception. Buyer Comment (2021-08-15): Please see attached appraisal from the loan we completed for this borrower in [redacted] confirming HOA dues to be [redacted] annually or [redacted]/month. Please review to clear this condition.	08/24/2021			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475504			22151310			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2021-09-08): This is correctly disclosed as a more consumer friendly method. As the traditional hazard insurance policy is not escrowed, the flood insurance is disclosed as a separate line item for better visibility for the consumer. Reviewer Comment (2021-08-12): Disclosed as other. Format issue EV2 per OC			09/08/2021	2	B		FL	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475504			22151379			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Error: Appraiser and/or Supervisory appraiser are not licensed or certified in the appraiser national registry.	-	Appraiser not found in online license verification				Reviewer Comment (2021-09-03): Cleared with verification of Appraiser's qualification information provided.	09/03/2021			1	A		FL	Primary	Refinance - Rate/Term		C	B	A	A	C	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475505			22149231			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-09-02): Legal description has been provided to satisfy the exception. Buyer Comment (2021-09-01): see attached	09/02/2021			1	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475505			22149574			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.					Reviewer Comment (2021-09-07): Violation was an error in data entry. Buyer Comment (2021-09-03): Our calculation is correct, HOI = [redacted], Tax payments = ([redacted]X [redacted]) + [redacted] + [redacted] = [redacted]. Total = [redacted] + [redacted] = [redacted] which is within tolerance.	09/07/2021			1	A		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475505			22202564			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Per HOI in file there is another address not addressed in file [redacted].				Reviewer Comment (2021-09-02): Documentation provided shows borrower has no ownership interest in the property or the company. Buyer Comment (2021-09-01): The property at [redacted] is owned by the [redacted]. Property record and SOS search on [redacted] is attached. No evidence can be found that the client has any ownership in the property.	09/02/2021			1	A		NY	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475505			22203124			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2021-09-08): [redacted] is a client service based organization and we place items on page 1 of the CD to be clear to the client what is or is not required, and Walls-in and Flood Insurance are not placed in the HOI field for that reason. Reviewer Comment (2021-08-12): Disclosed as other. Format issue EV2 per OC			09/08/2021	2	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475508			22150857			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Missing CD sent to borrower on [redacted] per E consent evident doc				Reviewer Comment (2021-08-24): Initial CD provided. Buyer Comment (2021-08-17): Please see attached [redacted] CD. Please review to clear this condition.	08/24/2021			1	A		NC	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475510			22203849			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include [redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2021-09-09): Received required documentation. Cleared.

Buyer Comment (2021-09-09): The documents have been shipped. Please see the receipt from UPS for dropoff.

Reviewer Comment (2021-09-08): [redacted] received LOE, corrected PCCD, copy of refund check, and shipping label.  Tracking indicates the label has been created; however, it has not been picked up for shipping.  Proof of mailing is required to cure.

Buyer Comment (2021-09-08): Please see post-closing CD issued to the borrower along with a copy of the refund check uploaded.

Reviewer Comment (2021-09-08): [redacted] reviewed Purchase agreement issued [redacted], which is prior to the application date of [redacted]. However, Transfer tax not disclosed on initial LE dated [redacted] instead of charged LE dated [redacted] and provided agreement not within that time frame. Also, No valid reason provided corresponding COC for the fee added. Please provide valid reason as to why the fee added on LE dated [redacted] or provide cure documents.

Buyer Comment (2021-09-08): Loan application not until [redacted], and the change noted once the purchase contract was reviewed and disclosed within three business days of the application. Please review As I do not believe a cure is required.

Reviewer Comment (2021-09-03): [redacted] received COC dated [redacted], which indicates "Client Pay Seller Customary 1207a". No justification was provided for the fee added. However, Purchase agreement Section 7.D reflects Other costs Buyer shall pay county transfer tax and document date prepared reflects [redacted]. than fee was not disclosed to borrower within the time frame. Provide a valid COC with additional reason as to why the fee added on LE dated [redacted] or provide cure documents.

Buyer Comment (2021-09-02): Please see The Re-disclosure History on page 201/772 of the loan. There was a valid CIC on [redacted] because the transfer taxes are paid by the buyer per the contract when it is customary for the seller to pay these fees. This was disclosed to the borrower in good faith on the [redacted] LE.

																	09/09/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475511			22151570			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Lender to provide Recent tax cert and HOA verification if applicable for the 2nd home in [redacted]				Reviewer Comment (2021-09-01): Documents in system verify the tax amount satisfying the exception. Buyer Comment (2021-08-27): Please see pg 309 showing property taxes. Please review to clear this condition. Reviewer Comment (2021-08-19): Recent Tax Certificate not provided. Please provide the proper documentation to satisfy the exception. Buyer Comment (2021-08-17): Please see attached. There are no HOA dues. Please review to clear this condition.	09/01/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475512			22160696			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	The loan has a disbursement date of [redacted] which is prior to three business days from the transaction date of [redacted]. This is due to the inclusion of the [redacted] federal holiday which cannot be included in the rescission count.				Reviewer Comment (2021-09-02): closed before on [redacted], [redacted] can be counted as a rescission date Buyer Comment (2021-08-27): [redacted]: The CFPB has recently confirmed that if the loan closed prior to or on [redacted], that [redacted] is a business day. Please use updated CFPB remarks.	09/02/2021			1	A		TX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475512			22160698			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The Right to Cancel reflects a disbursement date of [redacted] which is prior to three business days from the transaction date of [redacted]. This is due to the inclusion of the [redacted] federal holiday which cannot be included in the rescission count.				Reviewer Comment (2021-09-02): This is accurate per guides Buyer Comment (2021-08-27): [redacted]: The CFPB has recently confirmed that if the loan closed prior to or on [redacted], that [redacted] is a business day. Please use updated CFPB remarks.	09/02/2021			1	A		TX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475514			22205308			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice indicates the appraisal was provided online on [redacted] which was not at least 3 business days prior to closing.				Reviewer Comment (2021-08-27): Signed and dated Appraisal Delivery Waiver has been provided to satisfy the exception.	08/27/2021			1	A		WA	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475518			22159371			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Ten percent fees will only re-baseline if the cumulative total of fees exceed 10%. On this loan, the recording fee increased by less than 10% on [redacted] from [redacted] to [redacted] and 10% fess will not re-baseline to increased fee. The final increase of fee to [redacted] requires [redacted] cure based on initial baseline of [redacted].
Reviewer Comment (2021-09-09): Documentation received to verify cure to borrower in the amount of [redacted], post close CD, letter to borrower and proof of delivery.

Buyer Comment (2021-09-08): Please see redisclosure package curing the issue. Please review to clear this condition.

Reviewer Comment (2021-09-07): The Re-disclosure History provided is the same history used in the initial review.  It does not address the subsequent increase in recording fees.

Reviewer Comment (2021-09-07): Increase occurred on Final CD.  A valid Change of Circumstance was not provided.  No cure was provided to the borrower.  Exception remains.

Buyer Comment (2021-09-01): Please see attached CIC for the increase to the recording fee. The property was confirmed to be a PUD and a Rider was needed. Please review to clear this condition.

																		09/09/2021		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475518			22205507			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: Subject is located in a project and HOA Information was not provided.		The appraiser indicated HOA dues would be assessed soon on this newly constructed project and input [redacted] only on the appraisal as HOA Dues. Documentation was not found to verify the proposed HOA Dues in order to include in qualifying.
Buyer Comment (2021-09-08): We agree with the grade as a 2. The HOA dues were documented with information best available at the time of origination.

Reviewer Comment (2021-09-08): Due to property being new, HOA information is unavailable via 3rd party sites.  Client will have to contact HOA or borrower directly to obtain.

Reviewer Comment (2021-09-07): Estimated HOA dues were not documented and used for qualification.  Exception remains.

Buyer Comment (2021-09-01): As of today, the HOA dues still have not been determined. There is no way to document these fees as they still have not been determined and will not be for some time. As a result, this loan is qualified with the best available information regarding underwriting and nothing further can be provided. Please review to downgrade this condition.

																			09/08/2021	2	B		TX	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475519			22153614			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee was last disclosed as [redacted] on LE but disclosed as [redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Reviewer Comment (2021-09-09): [redacted] received Corrected PCCD with Principal Reduction along with Letter of Explanation and Payment history.

Buyer Comment (2021-09-08): updated CD uploaded showing principal curtailment instead of a lender credit.

Reviewer Comment (2021-09-08): [redacted] received Corrected CD, proof of mailing and payment history. However, we required LOX stating principal curtailment however on CD under section J lender credit applied.

Buyer Comment (2021-09-08): Please see PCCD uploaded on [redacted]

Reviewer Comment (2021-09-02): The recording fee went from [redacted] to [redacted] after PUD and then the Final CD went to [redacted]. Can not clear with comment above

Buyer Comment (2021-08-31): Please see the re-disclosure history uploaded on page 325/983 of the loan file.  There was a valid CIC on [redacted] when the property changed from a SFR to a PUD. This was disclosed to the borrower in good faith on [redacted] LE.

																		09/09/2021		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475519			22825949			Compliance	Compliance	Federal Compliance	TRID	TRID Post Close Closing Disclosure Evidence Principal Reduction Applied to Loan	Unable to determine if evidence was provided showing that the principal reduction was applied to the loan due to missing information.					Reviewer Comment (2021-09-09): Client provided a pay history evidencing the principal curtailment. Reviewer Comment (2021-09-09): Client provided pay history evidencing the [redacted] principal curtailment. Buyer Comment (2021-09-09): Please page 929/996 of the loan file, transaction history. Principal curtailment was applied on [redacted]	09/09/2021			1	A		CA	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475521			22152316			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Credit Report dated [redacted] (MSG ID [redacted]) not in file				Reviewer Comment (2021-08-19): Documentation was provided to satisfy exception. Buyer Comment (2021-08-17): Please see attached.	08/19/2021			1	A		MA	Second Home	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475521			22206974			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The HOI and tax cert is missing for the property located at [redacted].				Reviewer Comment (2021-08-19): Documentation has been provided to show [redacted] and [redacted] are one tax Parcel ID. This satisfies the exception. Buyer Comment (2021-08-17): Please see attached confirming that [redacted] and [redacted] are on the same tax bill. [redacted] is a vacant lot and therefore does not have HOI. Please review to clear this condition.	08/19/2021			1	A		MA	Second Home	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475522			22153987			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Note date is [redacted], and the appraisal was delivered to the borrower on [redacted] which is not within three business days prior to consummation and a Waiver for Receipt of the Appraisal was not provided.				Reviewer Comment (2021-08-27): Waiver provided to satisfy the exception. Buyer Comment (2021-08-18): Please see the appraisal waiver uploaded on [redacted] under trailing documents.	08/27/2021			1	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475525			22152506			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-09-07): Clear and recordable legal description has been provided, satisfying the exception. Buyer Comment (2021-09-07): Please see the attached copy of the exhibit A, legal description. Reviewer Comment (2021-09-02): The legal description supplied is not in recordable format to be attached to Mortgage. Please resubmit recordable format ie: on separate document, detached form Title Commitment. Buyer Comment (2021-08-31): Provided a copy of the final title policy that includes the signed warranty deed, deed includes the legal description.	09/07/2021			1	A		MN	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475526			22153906			Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Lender to provide an updated Dec page that lists the lender as payee				Reviewer Comment (2021-09-02): Document on file shows lender as well as successors and assigns as payees. The exception has been satisfied. Buyer Comment (2021-09-01): Provided HOI policy with updated mortgagee clause.	09/02/2021			1	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475526			22156145			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The Final Title Policy Amount of [redacted] is less than the note amount of [redacted] based on the Commitment in file. Lender to provide an updated commitment with the correct loan amount				Reviewer Comment (2021-09-02): Final title policy has been provided to satisfy the exception. Buyer Comment (2021-09-01): Provided final title. Buyer Comment (2021-09-01): Provided final title policy for review.	09/02/2021			1	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475526			22208819			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Verbal Verification of Employment within 10 days prior to Note is not evident in the file.				Reviewer Comment (2021-09-02): Documentation on file confirms the borrower is presently employed and expected to continue. Buyer Comment (2021-09-01): Provided letter from employer that recertified employment one day prior to closing on [redacted].	09/02/2021			1	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475530			22155764			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Final Closing Disclosure dated [redacted] does not confirm that Homeowners Insurance is included in Escrow however, it is included. Walls In coverage is included in "Other" category. This is also causing an issue with the calculation of Non-Escrowed property costs Year One.				Buyer Comment (2021-09-07): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Reviewer Comment (2021-08-12): Disclosed as other. Format issue EV2 per OC			09/07/2021	2	B		NJ	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475532			22160797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [redacted] on page 4; however the correct amount is [redacted]. Final CD reflects Estimated Taxes, Insurance & Assessments of [redacted] monthly, correct amount is [redacted]. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2021-08-31): PCCD with corrected non escrow amount of [redacted] was provided to satisfy exception. Buyer Comment (2021-08-24): Please see the trailing document uploaded on [redacted]. PCCD Issued to the borrower.	08/31/2021			1	A		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475536			22161847			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Document was dated [redacted] more than three days after [redacted] application date.
Reviewer Comment (2021-09-08): Received required documentation. Cleared.

Buyer Comment (2021-09-04): This document does not need to be signed per regulation. Please see attached confirming it was delivered to the borrower electronically on [redacted]. Please review to clear this condition.

Reviewer Comment (2021-09-02): condition remains int ABA needs to be signed

Buyer Comment (2021-08-30): Please see the upload package from [redacted]

Reviewer Comment (2021-08-27): Please provide a signed and dated document.

Buyer Comment (2021-08-19): Please see the trailing document uploaded on [redacted]. Original ABAD provided on [redacted].

																	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475539			22161775			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The borrower was qualified with bonus income in the amount of [redacted] per month. However the pay stubs do not show any bonus for [redacted] and there is no wvoe or other documentation to verify bonus income for the prior years. Because no bonus income was verified the income from the borrowers employment is verified as [redacted] as opposed to the approval amount of [redacted] resulting in a DTI of [redacted] which exceeds the guideline DTI of 45%.				Reviewer Comment (2021-09-08): Paystubs provided for [redacted] and [redacted] justifying bonus earnings as well as evidence paid at year end	09/08/2021			1	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475539			22161819			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan fails QM due to DTI exceeding 45%				Reviewer Comment (2021-09-08): Year end paystubs for [redacted] and [redacted] received. Evidences bonuses paid as well as provides evidence the bonus is paid at year end Reviewer Comment (2021-09-03): not able to clear Buyer Comment (2021-09-02): waterfall condition	09/08/2021			1	A		OR	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475539			22161820			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs don't match and both significantly exceed Guidelines	General QM: The DTIs calculated in accordance with the Lenders Guidelines of [redacted] and based on 1026.43(e) of [redacted] significantly exceed the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The borrower was qualified with bonus income in the amount of [redacted] per month. However the pay stubs do not show any bonus for [redacted] and there is no wvoe or other documentation to verify bonus income for the prior years. Because no bonus income was verified the income from the borrowers employment is verified as [redacted] as opposed to the approval amount of [redacted] resulting in a DTI of [redacted] which exceeds the guideline DTI of 45%.
Reviewer Comment (2021-09-08): Received year end paystubs not provided in the original loan review.  These paystubs evidence bonus is paid at year end as well as the amount earned for [redacted] and [redacted].

Buyer Comment (2021-09-05): Please also review to clear waterfall conditions.

Buyer Comment (2021-09-05): Continuance of bonus is evidenced by the 2 year history provided on the end of year paystubs provided. Initial exception stated no WVOE to show bonus for prior years. This is why these paystubs were provided. Year end paystubs show the same information as a WVOE. This is correction documented and the rejection of the previous explanation is invalid. Please review to clear this condition.

Reviewer Comment (2021-09-03): need proof Bonus will continue and borrower is on track to get bonus this year as well.  No bonus so far this year to annualize

Buyer Comment (2021-09-02): Client provided two years worth of year-end paystubs showing the total bonus income received for [redacted] and [redacted].

																	09/08/2021			1	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475539			22161821			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan fails QM due to DTI exceeding 45%				Reviewer Comment (2021-09-08): Year end paystubs for [redacted] and [redacted] received. Evidences bonuses paid as well as provides evidence the bonus is paid at year end Reviewer Comment (2021-09-03): need proof Bonus will continue and borrower is on track to get bonus this year as well. No bonus so far this year to annualize Buyer Comment (2021-09-02): waterfall condition	09/08/2021			1	A		OR	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475541			22168735			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	The Title - survey fee was not disclosed on the LE and added to the CD date [redacted]. A change of circumstance was not found and the same provider was not utilized as the other Title fees. A tolerance cure is required in the amount of [redacted].
Reviewer Comment (2021-09-01): Upon further review [redacted] will accept  Lender comment as Attestation. Exception cleared.

Reviewer Comment (2021-08-31): The Attestation letter must be provided by the lender or title company to attest to the requirement of the fee itself.  If the survey fee was required by the lender as a condition of lending then the fee is a finance charge and a cure may be required.  If the fee was required by the title company the borrower chose, then no cure would be required.  The attestation letter is required to make this determination.

Buyer Comment (2021-08-31): [redacted]: We do not need to provide an attestation here. This is a Section C client chosen title company which required a title function that was performed outside of [redacted] requirements or purview. Please test this fee as a Unlimited tolerance fee.

Reviewer Comment (2021-08-31): [redacted]: Title - Survey fee added on CD and was not charged on LE. Also, Survey fee was not paid to the same providers as the other title fees. Provided attestation comment on exception from the seller is needed. The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider or Cure documents is required.

Buyer Comment (2021-08-30): The fee is a section C fee, as the client chose the title company who in fact requested a survey be done. [redacted] did not require this to be done, and the fee was added by a client-chosen title operation. Please clear this condition and apply unlimited tolerance to this fee.

																	09/01/2021			1	A		VA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475541			22210756			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The co-borrower's Verbal Verification of Employment from [redacted] did not contain the Source used to obtain the employer's telephone number in order to verify an independent third party was used.				Reviewer Comment (2021-08-31): Documentation has been provided to verify the source of the contact info.	08/31/2021			1	A		VA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475544			22170491			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing property tax documentation on investment property.				Reviewer Comment (2021-09-03): Tax statement provided	09/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475544			22172193			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.					Reviewer Comment (2021-09-08): Estimate costs on final CD accurate.	09/08/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475545			22164144			Compliance	Compliance	State Compliance	Misc. State Level	[redacted] CMPA Home Loan Toolkit Status	[redacted] Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.	Home Loan Toolkit not in file.				Reviewer Comment (2021-08-17): [redacted] provided evidence the Home Loan Toolkit was provided to the borrower on [redacted] Buyer Comment (2021-08-15): Please see attached confirming the home loan tool kit was delivered to the borrower. Please review to clear this condition.	08/17/2021			1	A		MI	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475546			22164086			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrowers are escrowing H-06 (Walls In) Insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.
Buyer Comment (2021-09-01): [redacted]: The HO-6 policy is a walls-in policy used to insure or prevent loss or damage of the clients personal property inside the subject, not the subject itself.

Reviewer Comment (2021-08-31): Regraded to EV2-B as the Walls In Insurance is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners insurance, but instead was disclosed under other.

Buyer Comment (2021-08-24): [redacted]: The HO-6 policy is a walls-in policy used to insure or prevent loss or damage of the clients personal property inside the subject, not the subject itself.

																			09/01/2021	2	B		CA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475546			22164087			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	A revised Closing Disclosure correcting the disbursement date was not provided. A revised Notice of Right To Cancel reflects the rescission date of [redacted], however the Final Closing Disclosure issued on [redacted] reflects a disbursement date of [redacted].				Reviewer Comment (2021-08-31): Updated RTC was provided	08/31/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475546			22212597			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The most recent verbal verification of employment for [redacted] with the [redacted] was performed on [redacted]; however, this is not within 10 business days of the Note dated, [redacted].				Reviewer Comment (2021-08-25): Documentation has been provided to satisfy exception.	08/25/2021			1	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475546			22212732			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The redisclosed Right to Cancel with updated rescission date of [redacted] is not signed by the borrower(s) and confirmation of receipt is not verified. It is noted that the Right to Cancel with rescission date of [redacted] was signed by the borrowers at closing				Reviewer Comment (2021-08-31): Provided the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form Reviewer Comment (2021-08-31): Per guideline the following is needed: TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form Buyer Comment (2021-08-31): [redacted]: We have provided verification the statement was provided online, no proof of mailing is required. Reviewer Comment (2021-08-31): Please provided proof that updated RTC was mailed to borrower to extend RTC period.		08/31/2021		2	B		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475548			22172329			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Property Costs Year 1 - [redacted] Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The Hazard Insurance Premium amount documented does not match the amount used in the final calculation. The documented annual policy premium is [redacted] = [redacted]. The 1008/AUS reflect the monthly amount calculated as [redacted] - which matches the amount used on the Final Closing Disclosure. Final CD reflects [redacted] monthly X [redacted] = [redacted] Estimated Property Costs over Year 1. Document amounts for Year 1 are [redacted] X [redacted] = [redacted].				Reviewer Comment (2021-08-30): [redacted] Received PCCD and Letter of explanation.		08/30/2021		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475552			22169420			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing HO-6 Insurance (Walls In) and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2021-08-15): This is correctly disclosed as a more consumer friendly method. As there is not a traditional hazard insurance policy, the walls in is disclosed as a separate line item for better visibility for the consumer. Reviewer Comment (2021-08-10): Regraded to EV2-B based on outside counsel guidance that flood insurance info has been disclosed to consumer, just on incorrect line item.			08/15/2021	2	B		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475553			22163659			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard Insurance Policy expires within 45 days of Note Date.				Reviewer Comment (2021-08-23): Updated policy provided with expiration date of [redacted] satisfying the exception.	08/23/2021			1	A		OR	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475554			22215929			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The closing verbal VOE within 10 days of the Note date for [redacted] did not have the source used to obtain phone # completed.				Reviewer Comment (2021-08-24): Document provided shows the source of the verbal VOE and satisfies the exception. Reviewer Comment (2021-08-20): Screenshot provided is for Borrower 2. Please provide documentation for Borrower 1.	08/24/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475556			22164054			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Provide replacement cost value or increase coverage
Reviewer Comment (2021-09-07): RCE supports [redacted].  Does not cover loan amount, but per FNMA guideline B7-3-02, General Property Insurance Coverage ([redacted]), the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount-[redacted] of the insurable value of the improvements-required to compensate for damage or loss on a replacement cost basis.

Buyer Comment (2021-09-03): Coverage exceeds the amount stated and is within range. This meets guidelines and no further documentation or increase to the coverage is required. Please review to clear this condition or escalate.

Reviewer Comment (2021-08-31): Maximum replacement cost coverage of [redacted] does not cover loan amount of [redacted].

Buyer Comment (2021-08-26): Dweeling in place of [redacted] covers the estimated replacement cost on RCE of [redacted]. Please clear this exception as it is not valid

Reviewer Comment (2021-08-25): Document does not show an increase in the insurance coverage. Please provide updated policy.

Buyer Comment (2021-08-23): see attached

																	09/07/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475558			22164064			Credit	Guideline	Guideline Issue	Guideline	Hazard Insurance Policy expires within 45 days of the Note Date or is already expired.		Hazard policy expires on [redacted] which is within 45 days of the Note dated [redacted].				Reviewer Comment (2021-09-07): Documentation has been provided showing the policy has been renewed and the updated expiration date [redacted]. Buyer Comment (2021-09-05): Please see attached HOI dec page confirming payment is current. Please review to clear this condition. Reviewer Comment (2021-09-01): Screenshot provided does not show payment was paid. Screenshot shows amount is required/due, shows $0 under paid. Exception remains. Buyer Comment (2021-08-31): Provided attachment with screen shots showing the renewal premium was documented and collected at closing.	09/07/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475560			22177658			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	No change of circumstance for e-recording service fee of [redacted] paid to a different provider than the provider of the other title fees..
Reviewer Comment (2021-09-09): [redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery, Copy of Refund Check

Buyer Comment (2021-09-09): Please see the UPS receipt showing proof of mailing uploaded to trialing document.

Reviewer Comment (2021-09-09): [redacted] Received corrected PCCD however for Proof of mailing Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure.

Buyer Comment (2021-09-08): The mailing will occur once the exception is cleared.

Buyer Comment (2021-09-08): Updated PCCD uploaded

Reviewer Comment (2021-09-08): [redacted] Received PCCD dated [redacted] along with Copy of check in the amount of [redacted] however on provided PCCD cure amount in the box on Page 2 Section J reflecting as [redacted]. Please provide corrected PCCD with correct cure amount of [redacted] also for Proof of mailing Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure

Buyer Comment (2021-09-08): Please see PCCD and copy of the refund check uploaded on [redacted].

																		09/09/2021		2	B		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475560			22177797			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by [redacted] due to increase of recording fee and settlement fee. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include [redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2021-09-09): Received required documentation. Cleared.

Buyer Comment (2021-09-09): Please see the UPS receipt showing proof of mailing uploaded to trialing document.

Reviewer Comment (2021-09-09): [redacted] Received corrected PCCD however for Proof of mailing Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure.

Buyer Comment (2021-09-08): The mailing will occur once the exception is cleared.

Buyer Comment (2021-09-08): Updated PCCD uploaded

Reviewer Comment (2021-09-08): [redacted] Received PCCD dated [redacted] along with Copy of check in the amount of [redacted] however on provided PCCD cure amount in the box on Page 2 Section J reflecting as [redacted]. Please provide corrected PCCD with correct cure amount of [redacted] also for Proof of mailing Tracking indicates the label has been created; however, it has not been picked up for shipping. Proof of mailing is required to cure.

Buyer Comment (2021-09-08): Please see PCCD and copy of the refund check uploaded on [redacted].

																	09/09/2021			1	A		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475561			22165327			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Does not include other insurance amount.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-02): This file does not have any other insurance. Please review to clear this condition as the CD is accurate.	09/08/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475561			22165369			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Pension award letters are missing for [redacted] and [redacted]. Please provide both pension award letters.				Reviewer Comment (2021-09-07): Document provided shows monthly disbursement from IRA to satisfy the exception. Buyer Comment (2021-09-03): Only [redacted] has what is being referred to as "Pension." Please see attached IRA distribution letter. Please review to clear this condition. Reviewer Comment (2021-09-03): Social Security award letters were provided, but we need the pension letters Buyer Comment (2021-09-01): see attached	09/07/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475566			22164845			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	A revised Closing Disclosure correcting the disbursement date was not provided. A revised Notice of Right To Cancel reflects the rescission date of [redacted], however the Final Closing Disclosure issued on [redacted] reflects a disbursement date of [redacted].				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Reviewer Comment (2021-09-03): CD is incorrect with disbursement as labeled Buyer Comment (2021-09-02): [redacted]: We are not able to change the disbursement date to any different date that is on the CD, the disbursement date reflected on the CD is when the loan disbursed. Any other date printed on the CD would be false.	09/07/2021			1	A		DE	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475566			22218731			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	[redacted] was paid off with the proceeds from this refinance. The Notice of Right to Cancel should be on Model Form H-9 versus Model Form H-8.				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Reviewer Comment (2021-09-03): nothing provided	09/07/2021			1	A		DE	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475566			22218732			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The redisclosed Right to Cancel with updated rescission date of [redacted] is not signed by the borrower(s) and confirmation of receipt is not verified. It is noted that the Right to Cancel with rescission date of [redacted] was signed by the borrowers at closing				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Reviewer Comment (2021-09-03): nothing provided	09/07/2021			1	A		DE	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475566			22805664			Compliance	Compliance	Federal Compliance	TILA	TILA Notice of Right to Cancel Expiration Date greater than Deal Start Date.	Rescission expiration date provided by lender on Notice of Right to Cancel has not expired as of time of review.					Reviewer Comment (2021-09-07): Received required documentation. Cleared.	09/07/2021			1	A		DE	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475567			22177449			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Loan closed on[redacted], [redacted] is a federal holiday. Disbursement date should have been [redacted] instead of [redacted]				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Reviewer Comment (2021-09-03): Provide corrected CD and with correct funding date and any cure to borrower with proof sent. Buyer Comment (2021-09-02): Please see the two trailing document packages uploaded on [redacted]. [redacted] was sent to the client online to the borrower on [redacted] and the recession period was extended to [redacted]. Please review and clear this condition.	09/07/2021			1	A		CT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475568			22165656			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent fee tolerance exceeded. Survey Fee [redacted], exceeds tolerance of [redacted]. No cure located in file.
Reviewer Comment (2021-09-03): The exception is being cleared, as the lender commented on the exception that the fee was required by title and not the lender. This comment is being used as an attestation.

Reviewer Comment (2021-08-26): [redacted] agree the fee is in section C of CD and is subject to unlimited tolerance. However, fee added on CD and not disclosed any of the LE's instead of disclosed as "Title - Survey fee". Hence, the Survey fee borrower-chosen service provider further outsourced required attestation from seller which confirm hat the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category or Provide corrected PCCD is issued with an LOE to move the fee from Section C to H. Otherwise a Cure is required to borrower.

Buyer Comment (2021-08-25): No letter of attestation is required. Please review the service provider list which confirms the borrower went with an offlist provider. The fee is correctly disclosed in section C and is subject to unlimited tolerance. Please escalate to have this clear. Thank you

Reviewer Comment (2021-08-23): [redacted] does not received a valid COC for the Survey fee added on CD dated [redacted] in the amount of [redacted]. Also, unable to determine from the file whether the lender or title company required the survey. Since, Initial LE charged as "Title - Survey fee". However,  CD charged as "Survey fee" without Title designation. Hence, If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2021-08-19): Title showed a survey was required so we had to have one completed. This is a valid CIC, please clear this exception

																	09/03/2021			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475571			22164899			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing any credit report				Reviewer Comment (2021-09-02): Supplied page 174.	09/02/2021			1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475571			22165391			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	No credit report				Reviewer Comment (2021-09-08): credit report supplied [redacted]. Buyer Comment (2021-09-07): Please review to clear this and all associated conditions. Response on [redacted] should have satisfied this and all remaining as they are waterfall conditions.	09/08/2021			1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475571			22165395			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Result of missing credit report				Reviewer Comment (2021-09-08): credit report supplied [redacted].	09/08/2021			1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475571			22165397			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	Result of missing credit report.				Reviewer Comment (2021-09-08): credit report supplied [redacted].	09/08/2021			1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475571			22165398			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.	Result of missing credit report.				Reviewer Comment (2021-09-08): credit report supplied [redacted].	09/08/2021			1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475571			22220224			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	due to missing credit report				Reviewer Comment (2021-09-08): credit report supplied [redacted].	09/08/2021			1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475571			22220317			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Missing credit report				Reviewer Comment (2021-09-02): Credit report supplied	09/02/2021			1	A		TX	Primary	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475572			22165407			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	RTC disclosed incorrect transaction and/or expiration date.				Reviewer Comment (2021-09-09): Per CFPB guidance - [redacted] can be considered a business day for [redacted] Buyer Comment (2021-09-07): ROR did not need to be re-opened. Please see attached CFPB letter indicating that loans closing prior to [redacted] treat this day as a business day. Please review to clear this condition.	09/09/2021			1	A		NC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475572			22165411			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Loan was disbursed prior to midnight of third business day after consummation. Lender to re-open recission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery. Note: This exception will not be cleared until expiration of new recission period.				Reviewer Comment (2021-09-09): Per CFPB guidance - [redacted] can be considered a business day for [redacted] Buyer Comment (2021-09-07): ROR did not need to be re-opened. Please see attached CFPB letter indicating that loans closing prior to [redacted] treat this day as a business day. Please review to clear this condition.	09/09/2021			1	A		NC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475573			22221466			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Outstanding loan from 401k was subtracted from vested balance. This result in reserves short of 12 month requirement.				Reviewer Comment (2021-09-03): Cleared with explanation from Lender provided showing statement with loan balance deducted. Reserve requirement has been met. Buyer Comment (2021-09-02): Provided attachment with response for review.	09/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475573			22221467			Credit	Guideline	Guideline Issue	Guideline	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	-	2 year history in file need title
Reviewer Comment (2021-09-08): Documentation on file shows previous employment is confirmed by W-2's and VOE for previous employer is not needed. Exception is cleared.

Buyer Comment (2021-09-07): Please see the attached response, VOE from a prior employer is not required. Client provided sufficient documentation (W2s) to support the employment history as stated on the 1003.

Reviewer Comment (2021-09-03): Exception remains, VOE from previous Employer is required. Not provided as of [redacted].

Buyer Comment (2021-09-02): Provided response showcasing the proper employment history was provided since application.

																	09/08/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475578			22166762			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan Designation is QM (APOR) Fail. Originator Loan Designation is Safe Harbor M APOR).				Reviewer Comment (2021-09-03): All QM exceptions were cleared/cancelled.	09/03/2021			1	A		NC	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475578			22166765			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Changed circumstance for elimination of lender credits were not provide. Cure to satisfy violation was not disclosed on PCCD.				Reviewer Comment (2021-09-07): Documentation to show loan was re-locked was received. Buyer Comment (2021-09-03): [redacted]: please see response document provided on [redacted] @ [redacted] Reviewer Comment (2021-09-03): Cancelled by mistake. Exception remains. Reviewer Comment (2021-09-03): Tax returns show HOA dues included on Schedule E. Adding this back results in positive rental income and brings DTI within guidelines. Buyer Comment (2021-09-02): [redacted]: See attachment.	09/07/2021			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475578			22166769			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded. Loan Discount Points Fee [redacted], exceeds tolerance of [redacted]. No cure located in file.				Reviewer Comment (2021-09-03): [redacted] Received Valid COC. Buyer Comment (2021-09-02): [redacted]: See attachment.	09/03/2021			1	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475578			22222900			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Six months of reserves were not documented.				Reviewer Comment (2021-09-03): CD from sale of departing residence was provided. Buyer Comment (2021-09-02): [redacted]: Downpayment listed on CD comes from sale of departing residence. See CD and signed DD.	09/03/2021			1	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475578			22222921			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2021-09-03): Guidelines have been met.	09/03/2021			1	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475579			22175832			Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	[redacted] Residential Mortgage Originator and Servicer Licensing Act Borrower's ability to repay not verified with reliable documentation.	Disclosure not provided				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Reviewer Comment (2021-09-03): The disclosure was not provided for review to clear exception. Therefor exception remains Buyer Comment (2021-09-02): All income/debt obligation documentation has been provided per itemization on the final 1003.	09/08/2021			1	A		MN	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475580			22223750			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Verbal Verification of Employment from [redacted] does not reflect the source used to obtain the employer's telephone number in order to verify if was obtained from an independent third party source.				Reviewer Comment (2021-09-03): Client provided evidence of source. Buyer Comment (2021-09-01): see attached	09/03/2021			1	A		AZ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475589			22175107			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The Final Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Commitment reflects coverage of [redacted] versus the mortgage amount of [redacted].				Reviewer Comment (2021-08-23): Client provided updated Final Title Policy satisfying exception.	08/23/2021			1	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475589			22228365			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: HOA dues not provided.		HOA Dues were utilized for the subject property in the monthly amount of [redacted], that were not reflected on the appraisal. Documentation was not found in order to support the HOA Dues.				Reviewer Comment (2021-08-23): Documentation has been provided to satisfy the exception. Buyer Comment (2021-08-19): Please see attached and review to clear condition.	08/23/2021			1	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475592			22175343			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attachment was not found with the Security Instrument.				Reviewer Comment (2021-08-26): Legal description has been provided to satisfy the exception. Buyer Comment (2021-08-20): See attached and review to clear condition	08/26/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475592			22234696			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Clarification/documentation is needed for the address on the borrower's tax returns, paystubs, W2's and more reflected his mailing address as [redacted] when he has been living at the subject property for the last 3 years per the loan application. This is needed in order to support primary occupancy of the subject.				Reviewer Comment (2021-08-26): Documentation shows address is a UPS store that has been used to receive mail.	08/26/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475593			22176907			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.				Buyer Comment (2021-09-07): This is correctly disclosed as a more consumer-friendly method. As there is not a traditional hazard insurance policy, the flood is disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition. Reviewer Comment (2021-08-16): Regraded to EV2-B based on outside counsel guidance that flood insurance was disclosed to consumer, just on incorrect line item.			09/07/2021	2	B		AZ	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475594			22175979			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [redacted] exceeds tolerance of [redacted] plus 10% or [redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2021-08-06): Sufficient Cure Provided within [redacted] Days of Closing		08/06/2021		1	A		TX	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475597			22177172			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Missing Insurance verification for subject property. Please provide proof of insurance/				Reviewer Comment (2021-08-25): Documentation has been provided to satisfy the exception. Buyer Comment (2021-08-19): see attached	08/25/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475600			22180060			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted]).	The calculated total of payments is [redacted]; page 5 of the final CD reflects total payments of [redacted], a difference of [redacted]. Lender to provide a copy of the corrected CD along with a copy of an explanation letter to the Borrower.				Reviewer Comment (2021-09-01): Itemized submitted Buyer Comment (2021-08-26): The TOP calculation is correct. Please see attached itemization of amount financed for the prepaid finance charge. Please review to clear this condition.	09/01/2021			1	A		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475604			22176942			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Federal Holiday [redacted] was included in rescission and is not an eligible day to be included.				Reviewer Comment (2021-09-07): Per TM - revised Closing Disclosure with corrected disbursement date is not required. Buyer Comment (2021-09-07): [redacted]: The disbursement date on the Final CD is the correct disbursement date and cannot be updated, as it was never changed and the loan disbursed on that date. Reviewer Comment (2021-09-01): need CD to show the correct disbursement date and letter and any cure provided to correct	09/07/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475604			22176943			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Holiday [redacted] was included in rescission and is not an eligible day to be included.				Reviewer Comment (2021-09-01): letter of explanation was provided and a new copy of the RTC		09/01/2021		2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475606			22229380			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The title commitment reflects the original lender was Quicken Loans Inc. The Notice of Right to Cancel on Model Form H-9 should have been used versus Model Form H-8.				Buyer Comment (2021-09-01): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts			09/01/2021	2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475611			22230169			Compliance	Compliance	State Compliance	Misc. State Level	Colorado Home Loan (Ability to Repay not Verified)	Colorado Home Loan (HB1322): File does not contain evidence that broker performed an analysis of borrower's ability to repay based on verified income, obligations, assets, and/or employment.	The file did not contain an analysis performed by the Broker to determine the Borrower's ability to repay the subject lien.				Reviewer Comment (2021-08-27): Acceptable documentation in file. Buyer Comment (2021-08-17): [redacted]: File included calculate income based on the documentation provided by the client, and provides an item by item breakdown of the debts the client will face as a homeowner. Ability to repay has been documented in several aspects, please confirm the text being violated.	08/27/2021			1	A		CO	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475623			22179546			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	A revised Closing Disclosure correcting the disbursement date was not provided. A revised Notice of Right To Cancel reflects the rescission date of [redacted], however the Final Closing Disclosure issued on [redacted] reflects a disbursement date of [redacted].				Reviewer Comment (2021-08-31): RTC was provided to clear exception.	08/31/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475623			22234640			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	Hazard insurance coverage amount is insufficient. Coverage amount required to cover the lesser of the Replacement Cost or the Loan amount per guidelines.	Coverage: ___; Extended Replacement Coverage: ___; Loan Amount: ___; Cost New: ___	Coverage is [redacted] + [redacted] extended coverage or [redacted] = [redacted]. Estimated Cost New on the appraisal is [redacted] and the loan amount is [redacted]. Documentation of the estimated replacement cost was not provided.				Reviewer Comment (2021-08-31): Located insurance document specifying full replacement. Buyer Comment (2021-08-25): [redacted]: We've provided an RCe showing removal cost of [redacted], and we have an insurance policy showing [redacted] in coverage. Please explain how insurance does not meet guideline. Reviewer Comment (2021-08-23): Insurance coverage does not meet guideline.	08/31/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475623			22235331			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The redisclosed Right to Cancel with updated rescission date of [redacted] is not signed by the borrower(s) and confirmation of receipt is not verified. It is noted that the Right to Cancel with rescission date of [redacted] was signed by the borrowers at closing
Reviewer Comment (2021-08-31): Provided the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form

Reviewer Comment (2021-08-31): Per guideline the following is needed: TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form

Buyer Comment (2021-08-31): [redacted]: See page 1436 where online submission of documentation was confirmed.

Reviewer Comment (2021-08-31): Updated RTC was provided to correct rescission period.  No proof that document was sent to borrower was not provided.

																		08/31/2021		2	B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475625			22179682			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Closing Disclosure shows [redacted] and Initial Escrow Disclosure shows [redacted]. Difference is [redacted].				Reviewer Comment (2021-09-02): Calc was provided and CD was corrected. cleared condition Buyer Comment (2021-08-31): Please see attached calculations and review to clear condition.	09/02/2021			1	A		NC	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475627			22182453			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal was issued to borrowers on [redacted]. There is no evidence of signed Appraisal Waiver in the file.				Reviewer Comment (2021-08-26): Documents have been provided to satisfy the exception. Buyer Comment (2021-08-17): [redacted]: See the cover letter dated [redacted], as the second cover letter was for the CDA which is not an appraisal product that ECOA applies to.	08/26/2021			1	A		NV	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475627			22233621			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	per appraisal delivery was delivered on [redacted] completed and updated on [redacted]				Reviewer Comment (2021-08-26): Documents have been provided to satisfy the exception. Buyer Comment (2021-08-17): [redacted]: See the cover letter dated [redacted], as the second cover letter was for the CDA which is not an appraisal product that ECOA applies to.	08/26/2021			1	A		NV	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475629			22203007			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted]).	Processing Fee of [redacted] was not included in the finance charge calculation				Reviewer Comment (2021-09-08): Received revised CD, copy of [redacted] check to borrower and evidence of mailing. Buyer Comment (2021-09-03): Provided a copy of the redisclosure package that was mailed to the client.	09/08/2021			1	A		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475629			22234271			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Documentation for the HOA dues for [redacted] was not found in the file.				Reviewer Comment (2021-09-02): Documentation has been provided to show there are no HOA fees due for the non-subject property satisfying the exception. Buyer Comment (2021-08-31): Provided attached response indicating no HOA fees exist on the non-subject property, amount entered in REO was for HOI.	09/02/2021			1	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475630			22180086			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	No documentation in the file to verify receipt 3 business days prior to closing.				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Buyer Comment (2021-09-02): Please see attached confirming the borrower received the CD within the required time of closing. Please review to clear this condition.	09/07/2021			1	A		AZ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475636			22180698			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-08): Please see attached recorded legal description. Reviewer Comment (2021-09-03): Document provided is not recordable with Fidelity National Title on the document. Buyer Comment (2021-09-02): see attached	09/08/2021			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475636			22180700			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-09-03): Final title has been provided to satisfy the exception. Buyer Comment (2021-09-02): see attached	09/03/2021			1	A		FL	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475636			22180712			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Right to Cancel expired prior to the disbursement date.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-07): Electronic proof of delivery of the ROR is sufficient and documentation is not required. Reviewer Comment (2021-09-03): please provide proof sent to borrower with letter and RTC Buyer Comment (2021-09-02): See attached proof that the ROR was electronically delivered to the client on [redacted]	09/08/2021			1	A		FL	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475637			22180842			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	On [redacted] the appraisal management company informed that the fee would be increasing and the increased fee was disclosed to the borrower on [redacted] via a Loan Estimate.				Reviewer Comment (2021-09-07): [redacted] received valid document to clear the exception. Buyer Comment (2021-09-03): [redacted]: See page 455 and please clear this condition. Reviewer Comment (2021-09-03): [redacted] Appraisal fee increased on LE dated [redacted] without Valid COC. provide Valid COC or provide Cure Docs. Buyer Comment (2021-09-02): [redacted]: As the condition states, the management company informed us and we disclosed a day later the valid changes. No cure is required.	09/07/2021			1	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475638			22182321			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attachment to the Security Instrument was not found.				Reviewer Comment (2021-08-25): Document provided satisfies the exception.	08/25/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475641			22245898			Credit	Missing Document	General	Missing Document	Missing Document: Bank Statements - Personal not provided		The statement for the [redacted] retirement account in file is not legible.				Reviewer Comment (2021-09-09): Complete bank statement received by lender. Exception cleared. Buyer Comment (2021-09-08): Please see attached Reviewer Comment (2021-09-03): The printout received for the [redacted] is cut off (does not reflect full page). The balance, account information, dates, etc. are not reflected. Exception remains.	09/09/2021			1	A		MN	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475643			22183825			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	Based on actual HOI of [redacted] non escrow amount would be [redacted].				Reviewer Comment (2021-09-08): Post Close CD, letter to borrower and evidence of mailing was provided to clear this exception.	09/08/2021			1	A		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475643			22183843			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The flood insurance should be reflected under "insurance" versus "Other" under the estimated taxes, insurance and assessments in the projected payments section.
Buyer Comment (2021-09-08): [redacted]: [redacted] is a client service based organization, and we disclose items on the CD in accordance with what makes sense for the client and the transaction. Flood insurance is not homeowners insurance, its a different product that protects the dwelling from flooding and as such is reflected as "other" separately from the clients homeowners insurance.
Please downgrade this condition as this has been reviewed and accepted by
CFPB inspectors.

Reviewer Comment (2021-09-08): Regrade complete

Reviewer Comment (2021-09-08): Disclosed as Other, format issue EV2 per OC

Buyer Comment (2021-09-03): [redacted]: [redacted] is a client service based organization, and we disclose items on the CD in accordance with what makes sense for the client and the transaction. Flood insurance is not homeowners insurance, its a different product that protects the dwelling from flooding and as such is reflected as "other" separately from the clients homeowners insurance. Please downgrade this condition as this has been reviewed and accepted by CFPB inspectors.

																			09/08/2021	2	B		TX	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475647			22185650			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Federal rescission should not include [redacted] as it is now a federal holiday. Holiday was included in rescission period and should not have been.				Reviewer Comment (2021-09-07): Received required documentation. Cleared. Reviewer Comment (2021-09-07): Final CD disclosed the Disbursement Date as [redacted]. Exception remains.	09/07/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475649			22187360			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2021-09-01): Credit report was provided to satisfy exception.	09/01/2021			1	A		CA	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475649			22187595			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	Due to missing credit report				Reviewer Comment (2021-09-01): Credit report was provided to satisfy exception. Buyer Comment (2021-09-01): see attached	09/01/2021			1	A		CA	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475649			22187596			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing credit report				Reviewer Comment (2021-09-01): Credit report was provided to satisfy exception.	09/01/2021			1	A		CA	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475649			22187597			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Due to the missing credit report.				Reviewer Comment (2021-09-01): Credit report was provided to satisfy exception. Buyer Comment (2021-09-01): Please review to clear exception based upon responses and supporting documentation.	09/01/2021			1	A		CA	Second Home	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475649			22187598			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.					Reviewer Comment (2021-09-01): Credit report was provided to satisfy exception. Buyer Comment (2021-09-01): see attached	09/01/2021			1	A		CA	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475649			22187599			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities.					Reviewer Comment (2021-09-01): Credit report was provided to satisfy exception. Buyer Comment (2021-09-01): see attached	09/01/2021			1	A		CA	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475649			22252853			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Clarification should have been obtained form the borrower's employer to verify his bonus is paid throughout the year in order to not have to use an annualized calculation of YTD. The paystub in file reflects Bonus Fiscal. Borrower's would not qualifying if an annualized bonus calculation was used.				Reviewer Comment (2021-09-03): Lender provided clarification of bonus. Ok to use lower year to date as income is still stable. Buyer Comment (2021-09-01): See attached	09/03/2021			1	A		CA	Second Home	Purchase		D	A	D	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475650			22247896			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The closing verbal VOE for [redacted] within 10 days of the Note was not found in the file. The only one is dated [redacted] and closing was [redacted].				Reviewer Comment (2021-08-30): Documentation has been provided to satisfy the exception.	08/30/2021			1	A		CA	Second Home	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475651			22247790			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	The Verbal Verification of Employment for the borrower did not contain the source of the employer's telephone number to verify it was obtained from an independent third party.				Reviewer Comment (2021-08-25): Documentation to show source of contact information used to complete verbal VOE has been provided. Exception has been satisfied. Buyer Comment (2021-08-19): Per the initial VVOE, attached, the source of the phone number was [redacted] and the phone number matches that VVOE. Please review to clear condition.	08/25/2021			1	A		AL	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475654			22188576			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	- ___	Verbal verification of Employment 10 business days prior to note date not located in the file. The only one is dated [redacted] and loan closed [redacted].
Reviewer Comment (2021-08-31): Documentation has been provided to satisfy the exception.

Buyer Comment (2021-08-26): The cleared by UW date is the same as the date of the call. Please see attached. Please review to clear this condition.

Reviewer Comment (2021-08-24): Document on page 638 does not identify when call was completed but only when cleared by underwriter. Please provide full document indicating when verbal VOE referred to on page 405 was performed.

Buyer Comment (2021-08-24): Please re-review as page 405 shows phone number, name of the person completed by. Page 639 shows the remaining information. Please review to clear this conditiono.

Reviewer Comment (2021-08-16): The screen shot does not confirm phone number, name of person completed by, name of employer or employee talked with, or the date the verification was made to satisfy exception.

Buyer Comment (2021-08-15): Please see attached confirming the VOE recert was completed [redacted]. Please review to clear this condition.

																	08/31/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475658			22250452			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
Buyer Comment (2021-09-07): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

Reviewer Comment (2021-09-03): Exception remains due to not meeting the Guideline. H-9 remains required.

Reviewer Comment (2021-09-03): Form H-9 is required to be used for a same lender refinance.  Rescission is required to be re-opened.  The following documentation is required for cure:  Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.  Exception remains.

Buyer Comment (2021-08-31): The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction, is substantially similar to the H-9 Model Form, includes all material disclosures required by the Truth-in-Lending Act and Regulation Z and offers more consumer protection.  The use of the Model Form H-8 has been upheld in three U.S. Circuits.   Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

																			09/07/2021	2	B		CA	Primary	Refinance - Limited Cash-out GSE	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475659			22189951			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Security Instrument shows [redacted], a married man and [redacted], his wife. Title Commitment only shows vesting in [redacted] Final Title policy not in file to further verify.				Reviewer Comment (2021-09-01): Borrower is closing loan as single man per 1003. Exception is not valid. Buyer Comment (2021-08-31): Provided attached response indicating initial 1003 client stated in declarations he would be the sole title holder, loan proceeded this way and closed with client as the sole person named on title.	09/01/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475659			22251042			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The appraisal was done on [redacted] before the disaster and no other document is in the file.
Reviewer Comment (2021-09-07): Documentation shows the subject property is not near the disaster area.

Buyer Comment (2021-09-04): Our guidelines only require a disaster inspection on homes within counties with INDIVIDUAL ASSISTANE ONLY designation. Please see attached FEMA map. This county is PUBLIC ASSISTANCE. No disaster inspection is needed. Also, please see map showing this home is 24 miles from the building which collapsed. Please review to clear this condition.

Reviewer Comment (2021-09-01): Does not affect subject

Buyer Comment (2021-08-31): Provided attached response indicating disaster inspection is only required if the area is opened for individual assistance which is not the case.

																	09/07/2021			1	A		FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475661			22189949			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Hazard Insurance policy for the subject was not provided.				Reviewer Comment (2021-09-02): Hazard insurance policy has been provided to satisfy the exception. Buyer Comment (2021-08-25): Please see attached HOI policy. Please review to clear this condition.	09/02/2021			1	A		AL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475661			22190550			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. The appraisal was provided to the borrower on-line on [redacted] and the Note date was [redacted]. A waiver of the valuation requirement was not provided.				Reviewer Comment (2021-08-30): Documentation has been provided to satisfy the exception. Buyer Comment (2021-08-25): Please see attached appraisal delivery waiver. Please review to clear this condition.	08/30/2021			1	A		AL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475663			22189808			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four (4) business days prior to closing.	The last Loan Estimate was issued on [redacted] which was not at least 4 business days prior to closing on [redacted]. [redacted] was not counted as a business day as it is a federal holiday.				Reviewer Comment (2021-09-08): Timing is acceptable due to allowances allowed for the [redacted] holiday Buyer Comment (2021-09-07): Please see attachment for response regarding the CD and LE disclosure dates. Reviewer Comment (2021-09-03): exception still valid Buyer Comment (2021-09-02): Client acknowledged on the same day so we have 4 business days between Loan Estimate acknowledge date and closing, please clear.	09/08/2021			1	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475665			22190757			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-09-03): Final title policy has been provided to satisfy the exception. Buyer Comment (2021-09-02): Please see attached showing sufficient coverage. Please review to clear this condition.	09/03/2021			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475665			22200027			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee changed from [redacted] to [redacted] on the [redacted] LE with no valid change of circumstance.				Reviewer Comment (2021-09-03): [redacted] received a valid COC for the fee increased in the loan file. Buyer Comment (2021-09-02): Please see attached for the increase to the appraisal fee. There was a need for a rush fee. Please review to clear this condition.	09/03/2021			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475668			22191392			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee was disclosed as [redacted] on the closing disclosure but was disclosed as [redacted] on the loan estimate. file does not contain a valid COC for this fee nor evidence of cure in file.				Reviewer Comment (2021-08-23): [redacted] received a valid Changed Circumstance on [redacted] for the appraisal fee increased. Buyer Comment (2021-08-19): CIC form attached confirms this was for the 1007 on a non-subject	08/23/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475670			22192352			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Loan closed on [redacted], new federal holiday was [redacted] and should not have been included in the right of rescission. Loan disbursed 1 day earlier than allowed.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-02): [redacted]: Loan was disbursed on the [redacted], we cannot change the CD after the fact because we'd be changing it to something that is not factual. Please escalate to [redacted]. Reviewer Comment (2021-09-02): Exception remains due to disbursement date being [redacted] prior to updated right to cancel date of [redacted].	09/08/2021			1	A		NC	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475670			22254775			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The closing verbal VOE within 10 days of Note date for [redacted] was not found in the file. The only one in file was dated [redacted] and loan closed on [redacted].				Reviewer Comment (2021-09-03): Updated documentation has been provided showing employment is still acceptable. However, guidelines state VVOE should be obtained up to time of loan delivery. This document is dated [redacted] days after closing.	09/03/2021			1	A		NC	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475671			22255247			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Loan documented as rate/term limited cash-out refinance. Second mortgage being paid was not a purchase money second. Loan purpose is cash out.				Reviewer Comment (2021-08-27): account opened [redacted], no draws in [redacted] months Buyer Comment (2021-08-18): Credit supplement on page 190/612 of the loan file shows the line has been open for more than [redacted] and there have not been any draws. Because of this, it is considered to be a rate/term refinance.	08/27/2021			1	A		MA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475673			22255864			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard insurance coverage is [redacted] + [redacted] or [redacted] = [redacted] and the Estimated Cost new on the appraisal is [redacted]. Replacement Cost Estimator was not provided.				Reviewer Comment (2021-09-02): Insurance policy provides enough coverage to cover the amount of the loan. Exceptions is cleared. Buyer Comment (2021-09-01): Guides indicate that the dwelling coverage needs to cover either the loan amount or the estimated cost of new shown on the appraisal. Loan amount is [redacted], dwelling amount is higher and sufficient at [redacted]. Replacement cost estimator is not required as we meet guides as is.	09/02/2021			1	A		SC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475674			22192540			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Missing First National bank statement ending in [redacted] for [redacted].				Reviewer Comment (2021-09-03): Bank statements provided. Buyer Comment (2021-09-01): Provided the account statements covering the two month's supporting the balance used for qualifying. This is a business bank account, provided ESOS showing the client is tied to the business.	09/03/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475674			22256733			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Backed out Amex balances per underwriter direction on 1008 to exclude payments. Without Account [redacted], borrower is short funds to close and reserves. Account statements for [redacted] were not provided.				Reviewer Comment (2021-09-03): Additional bank statements were provided. Buyer Comment (2021-09-01): Provided bank statements for account ending in [redacted], please review.	09/03/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475674			22772663			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		A CPA letter verifying borrower ownership of [redacted] and confirming that the borrower has access to the funds in [redacted] [redacted] without any adverse impact on the business is required.				Reviewer Comment (2021-09-08): Documentation provided shows borrower as an authorized person within the business mentioned above. Exception cleared. Buyer Comment (2021-09-07): Please see prior comment and attached response, for further clarification the guide was taken from Fannie Mae B3-4.2-02, Depository Accounts. Buyer Comment (2021-09-07): Please see attached response, guides indicate that a CPA letter verifying the business will not be affected is only required when a withdrawal is occurring, client is using this account to satisfy reserve requirements.	09/08/2021			1	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475675			22192378			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [redacted] on Final Closing Disclosure provided on [redacted] not accurate.	The Final CD and the approval are both showing HOA fees of [redacted] however there are no HOA fees.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-03): See attachment, provided a copy of the redisclosure package that was sent to the client without the HOA fees.	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475675			22192380			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	Right to Cancel expiration date is [redacted] and the disbursement date is [redacted]1.				Reviewer Comment (2021-09-07): Revised Right to Cancel in file as well as proof it was mailed to the borrower. Buyer Comment (2021-09-03): See attachment, provided a copy of the letter that was sent to the client extending the right to rescind date due to [redacted] becoming a national holiday.	09/07/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475675			22192381			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Right to Cancel expiration date is [redacted] and the disbursement date is [redacted].				Buyer Comment (2021-09-03): Provided attachment showing the client was notified the right to rescind date was extended. Once funds are disbursed we cannot change the disbursement date.	09/07/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475678			22193075			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The legal description attachment was not found to the Security instrument.				Reviewer Comment (2021-09-03): Recordable legal description has been provided to satisfy the exception. Buyer Comment (2021-09-02): Please see the trailing document uploaded on [redacted]. Copy of the mortgage with legal uploaded.	09/03/2021			1	A		TN	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475680			22264639			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment from [redacted] dated [redacted] was not within 10 business days of closing. In addition, The Source used to obtain the employer phone number reflects another phone number. It was not possible to determine if the lender obtained the employer's telephone number from an independent third party.				Reviewer Comment (2021-09-02): Email from employer dated [redacted] verifies employment is current and will continue. Buyer Comment (2021-09-01): See attached	09/02/2021			1	A		CT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475683			22201494			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [redacted] exceeds tolerance of [redacted]. Insufficient or no cure was provided to the borrower.	An acceptable change of circumstance was not found for the addition of the fee for the Single Family Comparable Rent Schedule for an additional property owned. The re-disclosure history and Loan Estimate indicates it was added on [redacted]. In addition, this fee should be reflected in Section H versus Section B.
Reviewer Comment (2021-09-08): Valid COC due to use of rental income required the additional charge for 1007.  This change occurred on [redacted] when file was sent to underwriting Exception cleared.

Reviewer Comment (2021-08-30): [redacted] agree, but we required a valid changed circumstance on [redacted] for the appraisal fee increased in order to clear the exception. Please provide a valid COC or cure documents required.

Buyer Comment (2021-08-27): This fee belongs in section b and is correctly disclosed.

Buyer Comment (2021-08-27): It is not until the loan is submitted to underwriting that the fee is disclosed and the rent schedule is ordered. The loan was not submitted to underwriting until [redacted]. The fee was disclosed 2 days later when the 1007 was ordered. See attached. The term "Folder Received" refers to the loan being submitted for underwriting. Please review to clear this condition.

																	09/08/2021			1	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475686			22198525			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note Date: ___; Lien Position: ___	Loan is in a securitization and only one valuation was provided when two are required.				Reviewer Comment (2021-09-08): Documentation shows the CU score is 2, guidelines do not require any further documentation. Buyer Comment (2021-09-02): A second appraisal is not required when the CU score is less than 2.5. Please see attached confirming the CU score is 2. Please review to clear this condition.	09/08/2021			1	A		UT	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475687			22199745			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed [redacted] of title insurance coverage; however this is less than the loan amount of [redacted]. Provide a copy of the final title policy or a supplemental title report verifying title insurance of at least the loan amount.				Reviewer Comment (2021-09-03): Final title policy has been provided, satisfying the exception. Buyer Comment (2021-09-03): Provided a copy of the final title policy for review.	09/03/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475687			22265996			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The closing VOE's within 10 days of the Note date for both borrowers did not have the source used to obtain phone # completed.				Reviewer Comment (2021-09-03): Received VVOE for co-borrower, opened new exception for borrower. Reviewer Comment (2021-09-03): Updated VVOE and source information has been provided for the co-borrower. Please provide updated VVOE and source for the borrower. Buyer Comment (2021-09-01): Provided attachment explaining both phone numbers are verified through [redacted].	09/03/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475687			22731203			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Updated VVOE performed within 10 days of Note date for primary borrower has not been provided. Only received VVOE for co-borrower.				Reviewer Comment (2021-09-07): Documentation has been provided showing the VVOE has been completed within 10 days of the Note. Buyer Comment (2021-09-05): Please see attached confirming the VOE recert was completed [redacted]. Please review to clear this condition.	09/07/2021			1	A		CA	Primary	Refinance - Limited Cash-out GSE		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475691			22212636			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].	Because the application date is after [redacted], the [redacted] tax returns are required.				Reviewer Comment (2021-09-08): Tax extension for personal taxes are acceptable for business returns as client is using Fannie's guide. Exception is valid. Reviewer Comment (2021-09-03): [redacted] tax filing extension for Freedomstar Financial was not provided. Exception remains. Buyer Comment (2021-09-02): Client provided a [redacted] personal tax extension, guides require that business and personal taxes are correlated. If client had provided the [redacted] business returns we would not have been able to use them as we had the extension for personal returns on file.	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475694			22289831			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The HOI policy for [redacted] was not found in the file.				Reviewer Comment (2021-08-24): HOI documentation has been provided to satisfy exception. Buyer Comment (2021-08-19): see attached	08/24/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475695			22201419			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided						Reviewer Comment (2021-08-26): Document was provided to satisfy the exception. Buyer Comment (2021-08-19): see attached	08/26/2021			1	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475698			22201570			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The [redacted] Mortgage Statement or Final Closing Disclosure must be provided to evidence the monthly mortgage statement and escrow status of the property at [redacted]. If the Hazard Insurance Policy is not documented as included in the escrows for [redacted] [redacted] then evidence of the Hazard Policy Premium is also required.				Reviewer Comment (2021-08-23): Documentation provided satisfies the exception.	08/23/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475701			22202519			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] incorrectly disclosed whether Homeowners Insurance is included in escrow.	The flood insurance should be reflected under "Insurance" versus "Other" under the estimated taxes, insurance and assessments in the projected payments section.
Buyer Comment (2021-09-03): This is correctly disclosed as a more consumer friendly method. As the traditional hazard insurance policy is not escrowed and the flood insurance is, its disclosed as a separate line item for better visibility for the consumer. Please review to clear this condition.

Reviewer Comment (2021-08-30): Per [redacted] calibration call, exception is valid and will be downgraded to EV2 exception. This is a violation of TRID despite client's policy. Exception cannot be cleared.

Buyer Comment (2021-08-19): It is QL policy and procedure to disclose this way as it gives the client better visibility. This is not a material issue

Reviewer Comment (2021-08-16): Regraded to EV2-B based on outside counsel guidance that flood insurance was disclosed to consumer, just on incorrect line item.

																			09/03/2021	2	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475705			22202903			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Initial CD was dated and received on [redacted] a federal holiday. Three business days did not pass between receipt of initial CD and consummation date.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-02): [redacted]: The client did receive the document 4 business days prior to closing, and specifcially the LE was delivered prior to the federal holiday being signed, and by CFPB regulation if the waiting period began on or before the [redacted], then [redacted] is a business day.	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475705			22202904			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four (4) business days prior to closing.	The LE was sent on [redacted] and since [redacted] was a federal holiday the borrower did not receive it 4 business days prior to closing.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-02): [redacted]: By regulation, we are able to close on the 3rd business day if the clietn acknowledges the CD on the same day. The client acknowledged the CD on the same day, and therefore the [redacted], [redacted], and closure on third business day the [redacted] is allowed. Please review.	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475705			22304305			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The new mtg statement with [redacted] for [redacted] was not found in the file.				Reviewer Comment (2021-09-08): Client withdrew loan - per screen shot. Reviewer Comment (2021-09-03): Per Final 1003, appears mortgage for [redacted] was refinanced. Documentation verifying the new PITI is required. Exception remains. Buyer Comment (2021-09-01): see attached	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475706			22215975			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The [redacted] tax return 11120-S and K-1 or extension for the borrower's self employment with [redacted] were not provided for review.				Reviewer Comment (2021-09-02): 1040s in file Reviewer Comment (2021-09-02): 2 years returns are required for most recent business and personal. If the [redacted] are not available [redacted] and [redacted] would need to be provided. Buyer Comment (2021-09-01): Please review attachment with explanation. Buyer Comment (2021-09-01): waterfall condition	09/02/2021			1	A		AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475706			22215976			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO Schedule E Method	General QM: Unable to verify Real Estate Owned income (Schedule E Method). File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E.	The [redacted] 1040 tax return was not provided for review. It is noted that a copy of the extension for [redacted] was in the file. Rental income was calculated using the [redacted] 1040 tax return.				Reviewer Comment (2021-09-02): 1040s in file Buyer Comment (2021-09-01): Please see the attachment with the explanation.	09/02/2021			1	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475707			22201559			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.						Reviewer Comment (2021-09-03): Final title has been provided to satisfy the exception. Buyer Comment (2021-09-02): see attached	09/03/2021			1	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475707			22201643			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Erroneous: Not required by client.				Reviewer Comment (2021-09-03): Final title has been provided to satisfy the exception.	09/03/2021			1	A		NJ	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475710			22203722			Credit	Asset	Asset Documentation	Asset	Earnest Money Deposit is unsourced. Per guidelines EMD source is required.		The Earnest Money Deposit is not fully sourced. The transfer transaction showing a wire out for [redacted] on [redacted] from [redacted] [redacted] does not contain any transaction details to confirm the funds destination. A matching Deposit Receipt / Proof of funds received is required.				Reviewer Comment (2021-08-20): Wire transfer confirmation has been provided to satisfy exception. Buyer Comment (2021-08-19): Please see the trailing document uploaded on [redacted]. Wire confirmation from the title company uploaded.	08/20/2021			1	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475716			22204368			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed an inaccurate Finance Charge on page 5, that doesn't match the actual Finance Charge for the Loan. The finance chargfe was calculated at [redacted] versus [redacted]. The difference was due to the exclusion of the following fees: [redacted] Wire, [redacted] Recording Service Fee, [redacted] Loan Tie In Fee and [redacted] Sub-Escrow Fee.				Reviewer Comment (2021-09-09): Documentation provided to cure the exception: Check to borrower, Letter to Borrower, Proof of Delivery and revised Closing Disclosure. Buyer Comment (2021-09-08): Please see attached copy of the redisclosure package to clear this exception.		09/09/2021		2	B		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475716			22361305			Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		It was noted the borrower's K-1 earnings with less than 25% ownership from [redacted] was incorrectly reflected as Dividend and Interest on the loan application and AUS submission.				Reviewer Comment (2021-09-09): Lender provided their portion of the guidelines indicating K-1 earnings with less than [redacted] ownership can be shown as Dividend and Interest on this non-agency loan. Buyer Comment (2021-09-03): Provided attachment with response, client claimed the income as passive and therefore can be qualified as dividends and interest.	09/09/2021			1	A		CA	Second Home	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475717			22211007			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The 1008 reflects HOA Fees for [redacted] for the subject property at [redacted]. The Appraisal does not reflect HOA dues and no supporting documentation found in file. Documentation required to support the [redacted] reflected on the 1008.				Reviewer Comment (2021-09-03): Documentation has been provided showing there are no HOA fees due on property in question. Buyer Comment (2021-09-03): Provided a copy of the redisclosure package provided to the client removing the HOA fees.	09/03/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475717			22211166			Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.		No Preliminary of Final Title report was provided. A 1 page Supplemental Report was provided which reflects a proposed amount of [redacted] - which is less than the required [redacted].				Reviewer Comment (2021-09-03): Lender provided final title policy satisfying the exception. Buyer Comment (2021-09-02): Provided a final title policy for review.	09/03/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475717			22211212			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		No Preliminary of Final Title report was provided. The only title document provided is a 1 page Supplemental Report was provided which does not contain the required criteria to evidence title property requirements.				Reviewer Comment (2021-09-03): Lender provided final title policy satisfying the exception. Buyer Comment (2021-09-02): Provided a copy of the final title policy for review, please see attachment.	09/03/2021			1	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475719			22204828			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Wire, Escrow, and Franchaise title fees paid by seller were never disclosed to borrower. Cure for violation was not provided on PCCD.				Reviewer Comment (2021-09-03): provided docs Buyer Comment (2021-09-02): [redacted]: The total of the lender credit at closing is [redacted] and none of the lender credit was applied to any other sellers charges. We do not need to refund the borrower for items they did not pay for, and that lender credits did not pay for.	09/03/2021			1	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475719			22204839			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2.	Initial escrow payment on final CD did not match page 4 because it did not include the [redacted] paid by the lender.
Reviewer Comment (2021-09-03): corrected the CD and removed

Buyer Comment (2021-09-02): [redacted]: We do not need to include lender credit amounts, as 1026.38(i)(7) states: "(3) The total amount disclosed under paragraph (g)(3) of this section, a statement that the payment is a cushion for the escrow account, labeled "Initial Escrow Payment," and a reference to the information disclosed under paragraph (g)(3) of this section..." and in Section 1026.38(g)(3) states: "(3) Initial escrow payment at closing. Under the subheading "Initial escrow payment at closing" and in the applicable column as described in paragraph (g) of this section, an itemization of each amount for charges described in § 1026.37(g)(3), the applicable aggregate adjustment pursuant to 12 CFR 1024.17(d)(2) along with the label "aggregate adjustment," and the total of all such itemized amounts that are designated borrower-paid at or before closing." That last section, it states "and the total of all such itemized amounts that are designated borrower paid at closing" means we only need to include borrower paid amounts.

																	09/03/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475719			22361790			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The closing verbal VOE within 10 days of the Note date did not have the source used to obtain phone number completed.				Reviewer Comment (2021-09-03): Documentation has been provided to confirm source of the VVOE. Buyer Comment (2021-09-02): see attached	09/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475719			22791130			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Int Escrow disclosure provided/reviewed [redacted] Does not match the amount on the CD				Reviewer Comment (2021-09-03): corrected the CD and removed	09/03/2021			1	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475720			22205651			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	The date of disbursement on the final Closing Disclosure was inaccurate due to the inclusion of the [redacted] legal holiday.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-02): According to the CFPB, since this loan closed on [redacted], [redacted] is considered a business day. Please review and clear this condition. https://www.consumerfinance.gov/about-us/newsroom/cfpb-issues-interpretive-rule-on-certain-mortgage-and-disclosure-timing-requirements-for-the-2021-juneteenth-federal-holiday/	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475720			22374348			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.	It was not possible to determine if the borrower received the revised Right to Cancel with expiration date of [redacted].				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-02): According to the CFPB, since this loan closed on [redacted], [redacted] is considered a business day. Please review and clear this condition. https://www.consumerfinance.gov/about-us/newsroom/cfpb-issues-interpretive-rule-on-certain-mortgage-and-disclosure-timing-requirements-for-the-2021-juneteenth-federal-holiday/	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475720			22374349			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The revised Right to Cancel with the expiration date of [redacted] is not signed by the borrower and confirmation of receipt is not verified. It is noted the Right to Cancel with rescission date of [redacted] was signed by the borrower at closing.				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-02): According to the CFPB, since this loan closed on [redacted], [redacted] is considered a business day. Please review and clear this condition as the original RTC is valid. https://www.consumerfinance.gov/about-us/newsroom/cfpb-issues-interpretive-rule-on-certain-mortgage-and-disclosure-timing-requirements-for-the-2021-juneteenth-federal-holiday/	09/08/2021			1	A		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475720			22389956			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The application date was after [redacted] and the [redacted] Business Tax Returns or Tax Return Extension was not found as required.				Reviewer Comment (2021-09-03): Tax extension documentation has been provided satisfying the exception. Buyer Comment (2021-09-02): Please see the trailing document uploaded on [redacted]. Tax extension was uploaded.	09/03/2021			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475721			22799612			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].					Reviewer Comment (2021-09-07): Sufficient Cure Provided At Closing		09/07/2021		1	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475724			22208098			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	Erroneous not required per client				Reviewer Comment (2021-09-07): Erroneous: Not required per client deal notes.	09/07/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475724			22374629			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is not within 10 business days of the Note.		The Verbal Verification of Employment from The Work Number dated [redacted] as shown on the lender's Verbal VOE statement for the co-borrower's employment at [redacted] was not found. The only Work Number verification found in the file was dated [redacted] which was not within 10 business dates of the date of the Note.				Reviewer Comment (2021-09-07): Documentation provided shows co-borrower has been employed with the same company from before and through completion of the loan. Buyer Comment (2021-09-04): Please see attached VOE. Please note this product is not subject to Appendex Q and a Post - Close VOE meets guidelines. Please review to clear this condition.	09/07/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475727			22211637			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The Appraisal Notice indicates the appraisal(s) were sent on [redacted] and would not have been received via mail within 3 business days prior to consummation.				Reviewer Comment (2021-08-26): appraisal waiver acceptable. Buyer Comment (2021-08-19): Please see the appraisal waiver uploaded on [redacted].	08/26/2021			1	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475728			22209375			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Verification of existence of the borrower's business, [redacted] within 120 calendar days prior to the Note date was not provided.				Reviewer Comment (2021-09-02): Cleared with SOS printout provided. [redacted]. Buyer Comment (2021-09-01): Provided ESOS filing and also client had provided business bank statements as part of the initial loan file showing activity within [redacted] days of closing.	09/02/2021			1	A		CO	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475728			22209376			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Verification of existence of the borrower's business, [redacted] within 120 calendar days prior to the Note date was not provided.				Reviewer Comment (2021-09-02): Cleared with Secretary of State verification provided.[redacted]. Buyer Comment (2021-09-01): Provided an attachment for review from the Secretary of State website showing business is in good standing. Buyer Comment (2021-09-01): Provided copy of the Secretary of State filing showing the business is in good standing with the state of [redacted].	09/02/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475728			22210052			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Verification of existence of the borrower's business, [redacted] within 120 calendar days prior to the Note date was not provided.				Reviewer Comment (2021-09-02): Cleared [redacted] with SOS printout for third party VOE of Self Employment.	09/02/2021			1	A		CO	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475733			22216803			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed is [redacted] Calculated finance charge is [redacted]. Variance of [redacted]. Based on review of Lender's compliance report, Third Party Processing fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable				Reviewer Comment (2021-09-01): PCCD with updated finance charge was provided to satisfy exception Buyer Comment (2021-08-30): Please review the PCCD uploaded on [redacted].	09/01/2021			1	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475733			22377347			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2021-09-01): Duplicate	09/01/2021			1	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475737			22210594			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [redacted], prior to three (3) business days from transaction date of [redacted].	A revised Closing Disclosure correcting the disbursement date was not provided. A revised Notice of Right To Cancel reflects the rescission date of [redacted], however the Final Closing Disclosure issued on [redacted] reflects a disbursement date of [redacted].				Reviewer Comment (2021-09-08): Received required documentation. Cleared. Buyer Comment (2021-09-02): [redacted]: The disbursement date as reflected on the CD is correct, we are not able to adjust the CD to an incorrect disbursement date.	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475737			22377349			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The redisclosed Right to Cancel with updated rescission date of [redacted] is not signed by the borrower(s) and confirmation of receipt is not verified. It is noted that the Right to Cancel with rescission date of [redacted] was signed by the borrowers at closing				Reviewer Comment (2021-09-08): Received required documentation. Cleared.	09/08/2021			1	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475741			22216305			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Evidence the mortgage with Freedom Mortgage secured by [redacted] was paid in full as noted on the 1008 was not located in the loan file.				Reviewer Comment (2021-09-07): Mortgage payoff statement and wire confirmation for payoff were provided. Buyer Comment (2021-09-01): The mortgage with Freedom Mortgage has been paid off. Taxes and insurance have been accounted for in the DTI. Wire and Payoff attached.	09/07/2021			1	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475742			22219644			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	The file is missing the borrower signed acknowledgement at closing.				Reviewer Comment (2021-09-03): proof send and waiver provided Buyer Comment (2021-09-02): see attached	09/03/2021			1	A		WA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475742			22219749			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	There is no documentation in the file to verify receipt of the initial closing disclosure 3 business days prior to closing.				Reviewer Comment (2021-09-03): E sign and proof sent provided Buyer Comment (2021-09-02): [redacted]: See the attached evidentiary document which shows the borrower acknowledged the ICD on [redacted] which was the same day it was issued which allows us to close on the 3rd business day afterward which is [redacted], when we closed.	09/03/2021			1	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475742			22219762			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	Lender credit was reduced and there is no valid COC in the file for the credit reduction..				Reviewer Comment (2021-09-03): CIC provided was able to clear Buyer Comment (2021-09-02): [redacted]: Total lender credit on the final CD reflects [redacted], which is higher than previously disclosed, please clear this condition.	09/03/2021			1	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475742			22219813			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four (4) business days prior to closing.	The revised loan estimate that was provided on [redacted], was not provided at least 4 business days from closing on [redacted].				Reviewer Comment (2021-09-03): E sign and summary in file showing e sent Buyer Comment (2021-09-02): [redacted]: See the evidentiary doc which shows the client was provided the LE on [redacted] which is the day they acknowledged it, and by regulation we are able to close 4 business days later which is [redacted], the day we closed.	09/03/2021			1	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475742			22219865			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [redacted] is less than amount of binding Lender Credit previously disclosed in the amount of [redacted].	The loan discount points exceeded the figure on the loan estimate and there is no evidence of a tolerance cure or a valid COC in file for the increase...				Reviewer Comment (2021-09-03): [redacted] received a valid document dated [redacted] for the fee increased in the loan file.	09/03/2021			1	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475748			22216748			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The phone number source was not provided on the verbal verification of employment for the co-borrower at [redacted].				Reviewer Comment (2021-08-19): Documentation was provided to satisfy exception. Buyer Comment (2021-08-19): Please see the trailing document uploaded on [redacted]. Confirmation of the VOE phone #	08/19/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475752			22224509			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Third party processing fee [redacted] was not included in finance charge disclosed on final CD. Additionally Appraisal Management Fee was erroneously included in finance charge.				Reviewer Comment (2021-09-09): PCCD provided correcting the FC Buyer Comment (2021-09-04): Please see attached corrected CD updating the finance charge. Please review to clear this condition. Reviewer Comment (2021-09-01): A cure was provided on PCCD however, the finance charge was not corrected and disclosed to the borrower. Buyer Comment (2021-08-30): Please see PCCD issued to the borrower.	09/09/2021			1	A		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
215475753			22213053			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-08-23): Full documentation was provided to satisfy the exception. Buyer Comment (2021-08-19): see attached	08/23/2021			1	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
215475755			22218665			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The Legal Description rider attached and recorded to the security instrument was not provided in file.				Reviewer Comment (2021-09-09): Received required documentation. Cleared. Buyer Comment (2021-09-08): Please see attached Legal Description rider/Exhibit A from settlement agent.	09/09/2021			1	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No